Registration No. 333-104218 and 811-21328
          As filed with the Securities and Exchange Commission on April 29, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

          Pre-Effective Amendment No. ----                                   [_]

          Post-Effective Amendment No. 3                                     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

          Amendment No. 5

                        (Check appropriate box or boxes)


                             SMA RELATIONSHIP TRUST
================================================================================
               (Exact Name of Registrant as Specified in Charter)

                 One North Wacker Drive, Chicago, Illinois 60606
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (212) 882-5000
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                              Mark F. Kemper, Esq.
                  UBS Global Asset Management (Americas) Inc.,
                One North Wacker Drive, Chicago, Illinois 60606
--------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                               BRUCE G. LETO, ESQ.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

          [_]  immediately upon filing pursuant to paragraph (b) of Rule 485

          [X]  on April 30, 2005 pursuant to paragraph (b) of Rule 485

          [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

          [_]  on (date) pursuant to paragraph (a)(1) of Rule 485

          [_]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

          [_]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

          [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[UBS LOGO]

SERIES M

SERIES T

PROSPECTUS

APRIL 30, 2005


This prospectus contains information about shares of Series M and Series T (each a "Fund" and, collectively, the "Funds"), each a series of SMA Relationship Trust(SM) (the "Trust"). Each Fund has one class of shares. Each Fund is used exclusively for separately managed accounts advised or sub-advised by UBS Global Asset Management (US) Inc. or its affiliates.

Series M is not an appropriate investment for tax-advantaged accounts.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

SMA Relationship Trust(SM) and SMA*RT Shares(SM) are service marks of UBS Global Asset Management (US) Inc.

              ----------------------------------------------------
              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.
              ----------------------------------------------------

SMA Relationship Trust
--------------------------------------------------------------------------------

CONTENTS


THE FUNDS

WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUNDS

                                                                    PAGE
                                                                    -----
       Series M

              Investment Objective, Strategies and Risks .........   3
              Performance ........................................   5
              Expenses and Fee Tables ............................   7
              More About Risks and Investment Strategies .........   8

       Series T

              Investment Objective, Strategies and Risks .........   11
              Performance ........................................   13
              Expenses and Fee Tables ............................   15
              More About Risks and Investment Strategies .........   17

YOUR INVESTMENT

INFORMATION FOR MANAGING YOUR FUND ACCOUNT

              Managing Your Fund Account .........................   22
              --Buying Shares
              --Selling Shares
              --Pricing and Valuation

ADDITIONAL INFORMATION

ADDITIONAL IMPORTANT INFORMATION ABOUT THE FUNDS

              Management .........................................   25

              Dividends and Taxes ................................   27

              Financial Highlights ...............................   29

              Where to learn more about the Funds ................   Back Cover

              ----------------------------------------------------
              THE FUNDS ARE NOT A COMPLETE OR BALANCED INVESTMENT.
              ----------------------------------------------------

--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

SERIES M

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Total return consisting of capital appreciation and current income exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is used exclusively for separately managed accounts advised or sub-advised by UBS Global Asset Management (US) Inc. ("Advisor" or "UBS Global AM") or its affiliates. The Fund normally invests substantially all its assets in municipal bonds. These are bonds and similar securities issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities that are exempt from federal income tax. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in securities that pay income exempt from federal income tax.


The Fund normally invests at least 65% of its total assets in investment grade municipal bonds, but it also invests, to a lesser extent, in treasury securities and lower rated bonds. The Fund may (but is not required to) use interest rate futures contracts, swaps, treasury futures, interest rate lock transactions, and other derivatives to help manage its portfolio duration. "Duration" is a measure of the Fund's exposure to interest rate risk. A longer duration means an increased likelihood of interest rate sensitivity. The Fund's target duration will be similar to the option-adjusted duration of the Lehman Brothers Municipal Bond Index. The option-adjusted duration of the Lehman Brothers Municipal Bond Index was 7.10 years as of March 31, 2005. The Fund may invest in bonds of any maturity or duration.


The Advisor employs a disciplined investment process implementing three key decisions: duration/yield curve positioning (i.e., interest rate forecasting and maturity allocation), sector allocation and security selection. Duration decisions are derived through monitoring five key economic variables: monetary policy, level of economic activity, inflation, real estate rates and market psychology. UBS Global AM's sector allocation strategy examines relative value by analyzing historical valuations, current fundamentals, and future trends through in-depth research. Once the relationships between these sectors have been established, the final decision of security selection is made by portfolio managers with substantial input from the UBS Global AM team, which constantly monitors the municipal market. This disciplined process looks to maximize returns for each given level of risk. All decisions are supported by four vital types of research: economic, quantitative, credit, and market.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The principal risks of investing in the Fund are:

o INTEREST RATE RISK--The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term fixed income securities and higher quality securities more than lower quality securities.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

SERIES M
--------------------------------------------------------------------------------

o CREDIT RISK--Municipal bond issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality bonds than for bonds that are investment grade.

o POLITICAL RISK--The Fund's investments may be significantly affected by political changes, including legislative proposals that may make municipal bonds less attractive in comparison to taxable bonds or other types of investments.

o PREPAYMENT OR CALL RISK--The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower rates than the original obligations.

o RELATED SECURITIES CONCENTRATION RISK--Because the Fund may invest more than 25% of its net assets in municipal bonds that are issued to finance similar projects, economic, business, or political developments or changes that affect one municipal bond also may affect other municipal bonds in the same sector.

o NON-DIVERSIFICATION RISK--Focusing investments in a small number of issuers increases risk. The Fund is "non-diversified," which means that it may invest a greater percentage of its assets in the securities of a single issuer than a "diversified" fund. A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be. Some of those issuers might also present substantial credit or other risks.

o DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

   More information about these and other risks of an investment in the Fund is provided in the section "More About Risks and Investment Strategies."





4                                                    UBS Global Asset Management
--------------------------------------------------------------------------------

SERIES M
--------------------------------------------------------------------------------

PERFORMANCE

RISK RETURN BAR CHART/TABLE

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you the Fund's performance for the past year. The table illustrates how the performance of the Fund, before and after taxes, and for specified time periods, compares to that of a broad measure of market performance. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.


TOTAL RETURN (2004 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)


--------------------------------------------------------------------------------
        [THE FOLLOWING DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

                            4.18%

                            2004
--------------------------------------------------------------------------------

                        CALENDER YEAR



Total Return January 1 to March 31, 2005: (0.33)%
Best quarter during calendar year shown: 3rd Quarter, 3.32%
Worst quarter during calendar year shown: 2nd Quarter, (1.45)%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004


SERIES M SHARES                                                           LIFE
(INCEPTION DATE: 10/8/03)                                 1 YEAR         OF FUND
--------------------------------------------------------------------------------
Return Before Taxes                                         4.18%         4.92%
Return After Taxes on Distributions                         4.17%         4.91%
Return After Taxes on Distributions
  and Sale of Fund Shares                                   3.75%         4.58%
Lehman Brothers Municipal Bond Index*(1)                    4.48%         5.54%


*Does not reflect the deduction of fees, expenses or taxes.
(1)The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

SERIES M
--------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

SERIES M
--------------------------------------------------------------------------------

Expenses and Fee Tables


FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

The tables and expense example reflect the fact that the net expenses of the Fund are 0.00%. The Fund is used only for investors who are clients of a wrap fee or certain other programs advised or sub-advised by UBS Global AM or its affiliates. Clients pay a wrap fee or similar fee to participate in such programs.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price) .............        None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as a % of offering price) .......        None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees* ........................................................................       0.25%
Distribution and/or Service (12b-1) Fees ................................................       0.00%
Other Expenses ..........................................................................       0.00%
                                                                                               ------
Total Annual Fund Operating Expenses ....................................................       0.25%
                                                                                               ======

Fee Waiver/Expense Reimbursement** ......................................................       0.25%
                                                                                               ------
Net Expenses ............................................................................       0.00%
                                                                                               ======

*This amount reflects the portion of the wrap fee attributable to the management of the Fund (not the management of the entire wrap account). This amount also includes operating expenses of the Fund that are paid by UBS Global AM.

**The Advisor has agreed irrevocably to waive all fees and reimburse all expenses, except expenses incurred by the Fund with respect to extraordinary litigation.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  1 YEAR              3 YEARS              5 YEARS            10 YEARS
 ---------           ---------            ---------           ---------
    $0                  $0                   $0                  $0

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

SERIES M
--------------------------------------------------------------------------------

MORE ABOUT RISKS AND INVESTMENT STRATEGIES

Additional information about certain principal risks and information about other risks of investing in Series M are described below. Other risks of investing in the Fund, along with further details about some of the risks described below, are discussed in the Fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a municipal bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality municipal bonds are subject to some credit risk. However, credit risk is greater for lower quality municipal bonds (bonds with ratings of BB or below by Standard & Poor's Ratings Group ("S&P") or Ba or below by Moody's Investors Service, Inc. ("Moody's")). Municipal bonds that are not investment grade involve high credit risk and are considered speculative. High yield, lower quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price the Fund desires.

Some municipal bonds are "insured bonds," which means that a private insurer guarantees payment even if the issuer of the bond defaults. Insured bonds are subject to credit risks relating to both the issuer and the insurer, because if the market believes that either of them has become less able to make payments, the value of the municipal bond may decline. Bond insurance does not protect against interest rate or other non-credit risks.

DERIVATIVES RISK. The value of "derivatives"-- so-called because their value "derives" from the value of an underlying asset, reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. The Fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the Fund uses derivatives as a hedge, the hedge may not succeed if changes in the values of the derivatives are not matched by expected changes in the values of the assets being hedged.

INTEREST RATE RISK. Interest rate risk is the risk that if interest rates rise, the value of the Fund's investments in municipal bonds falls. In general, the value of municipal bonds with longer durations fluctuates more in response to interest rate changes than municipal bonds with shorter durations. Bonds that are subject to "call" provisions may be prepaid at specified times prior to their scheduled maturity dates, especially if prevailing interest rates are lower than they were when the bond was issued. The Fund may need to reinvest the proceeds of called bonds in investments that pay lower rates, thus reducing the Fund's income.

POLITICAL RISK. The municipal bond market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of a municipal bond fund's interest or the tax-exempt status of a municipal bond fund's dividends.


8                                                    UBS Global Asset Management
--------------------------------------------------------------------------------

SERIES M
--------------------------------------------------------------------------------

Similarly, reductions in tax rates may make municipal bonds less attractive in comparison to taxable bonds or other types of investments. Legislatures also may fail to appropriate funds needed to pay municipal bond obligations. These events could cause the value of the Fund's investments in municipal bonds to fall and might adversely affect the tax-exempt status of the Fund's investments or of the dividends that the Fund pays. During periods of uncertainty, the prices of municipal securities may become volatile.

TAX LIABILITY RISK. Tax liability risk is the risk of non-compliant conduct by a municipal bond issuer, resulting in distributions by the Fund being taxable to shareholders as ordinary income.

RELATED SECURITIES CONCENTRATION RISK. The Fund may invest more than 25% of its net assets in municipal bonds that are issued to finance similar projects, such as those relating to education, health care, transportation or utilities. Economic, business or political developments or changes that affect one municipal bond also may affect other municipal bonds in the same sector. As a result, the Fund is subject to greater risk than funds that do not follow this practice.

NON-DIVERSIFICATION RISK. Focusing investments in a small number of issuers increases risk. The Fund is "non-diversified," which means that it may invest a greater percentage of its assets in the securities of a single issuer than a "diversified" fund. A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be. Some of those issuers might also present substantial credit or other risks.

ADDITIONAL INVESTMENT STRATEGIES

DEFENSIVE POSITIONS; CASH RESERVES. To protect itself from adverse market conditions, the Fund may take a temporary defensive position that is different from its normal investment strategy. This means that the Fund may temporarily invest a higher proportion, or even all, of its assets in cash or money market instruments that pay taxable interest. Since these investments provide relatively low income that is taxable, a defensive position may not be consistent with achieving the Fund's investment objective. However, the Fund also may invest in money market instruments that pay tax-exempt interest as part of its ordinary investment strategy.

PORTFOLIO TURNOVER. The Fund may engage in frequent trading in order to achieve its investment objective. Frequent trading may result in a portfolio turnover rate of over 100% annually. Portfolio turnover increases brokerage costs the Fund pays and reduces performance.

Frequent trading may increase the portion of the Fund's capital gains that are realized for tax purposes in any given year. This may increase the Fund's taxable distributions in that year. Frequent trading also may increase the portion of the Fund's realized capital gains that is considered "short-term" for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term capital gains than they would pay on distributions that represent long-term capital gains.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

Series M
--------------------------------------------------------------------------------

The Fund does not restrict the frequency of trading in order to limit expenses or the tax effect its distributions may have on shareholders.

OTHER INFORMATION

COMMODITY POOL OPERATOR EXEMPTION. The Trust is operated by a person that has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.





10                                                   UBS Global Asset Management

--------------------------------------------------------------------------------

SERIES T
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Maximize total return, consisting of income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is used exclusively for separately managed accounts advised or sub-advised by UBS Global AM or its affiliates. The Fund provides exposure to certain sectors of the fixed income market and is designed to augment the overall asset class exposure of individual securities held in a managed account. The Fund seeks to achieve its investment objective by investing in two underlying funds: UBS Corporate Bond Relationship Fund ("Corporate Fund") and UBS U.S. Securitized Mortgage Relationship Fund ("Mortgage Fund") (collectively, the "Underlying Funds"). Corporate Fund generally invests its assets in investment grade U.S. dollar denominated debt obligations of U.S. and non-U.S. corporations. Mortgage Fund generally invests its assets in investment grade mortgage-related and mortgage-backed securities of U.S. issuers. Both Corporate Fund and Mortgage Fund invest in securities with an initial maturity of greater than one year. Neither Corporate Fund nor Mortgage Fund has a limit on maturity other than the initial maturity requirement of greater than one year. Investment grade securities are those that have received either a minimum rating of BBB from S&P or Baa from Moody's. The Underlying Funds are advised by UBS Global Asset Management (Americas) Inc. ("Underlying Fund Advisor"), an affiliate of the Advisor. The Fund may also hold cash or cash equivalents.

The Advisor allocates the Fund's assets between the Underlying Funds using fundamental and quantitative analysis. The Advisor's allocation of the Fund's assets between the Underlying Funds is based on the Advisor's expectation that the selected Underlying Funds, in combination, will be appropriate to achieve the Fund's investment objective. The Advisor reallocates Fund investments when, in its opinion, it is necessary to do so based on its outlook for the economy and financial markets and the relative performance of the Underlying Funds.

The Fund is structured as a "fund of funds," which means it pursues its investment objective by investing its assets in the Underlying Funds, which are other investment companies, rather than investing in stocks, bonds, cash and other investments.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The principal risks presented by the Fund are:

o FUND OF FUNDS RISK--The Fund's investment performance depends on the investment performance of the Underlying Funds in which the Fund invests. Therefore, the risks associated with an investment in the Fund are also the risks associated with an investment in the Underlying Funds. Some of these risks are discussed below.

o INTEREST RATE RISK--The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will affect the value

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

SERIES T

--------------------------------------------------------------------------------

   of longer-term fixed income securities more than shorter-term fixed income securities and higher quality securities more than lower quality securities.

o CREDIT RISK--The risk that an issuer may default or otherwise be unable to honor a financial obligation.

o PREPAYMENT OR CALL RISK--The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing an Underlying Fund to re-invest in obligations with lower rates than the original obligations.

o EXTENSION RISK--When interest rates are rising, the average life of securities backed by debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security.

o DERIVATIVES RISK--An Underlying Fund's investments in derivatives may rise or fall more rapidly than other investments.


o NON-DIVERSIFICATION RISK--Focusing investments in a small number of issuers increases risk. The Fund and the Underlying Funds are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than "diversified" funds. A Fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be. Some of those issuers might also present substantial credit or other risks.

o FOREIGN INVESTING RISK--Each Underlying Fund is permitted to invest a portion of its assets in foreign securities. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices. Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the even of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.


More information about these and other risks of an investment in the Fund is provided in the section "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

SERIES T

PERFORMANCE

RISK RETURN BAR CHART/TABLE

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you the Fund's performance for the past year. The table illustrates how the performance of the Fund, before and after taxes, and for specified time periods, compares to that of a broad measure of market performance. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.

TOTAL RETURN (2004 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)


--------------------------------------------------------------------------------
        [THE FOLLOWING DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

                            4.55%

                            2004
--------------------------------------------------------------------------------

                        CALENDER YEAR





Total Return January 1 to March 31, 2005: (0.19)%
Best quarter during calendar year shown: 3rd Quarter, 2.96%
Worst quarter during calendar year shown: 2nd Quarter, (1.74)%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004



SERIES T SHARES                                                            LIFE
(INCEPTION DATE: 10/9/03)                                      1 YEAR    OF FUND
--------------------------------------------------------------------------------
Return Before Taxes                                            4.55%       4.96%
Return After Taxes on Distributions                            2.87%       3.40%
Return After Taxes on Distributions and
  Sale of Fund Shares                                          2.94%       3.32%
Lehman Brothers U.S. Credit Index*(1)                          5.24%       6.10%
Lehman Brothers MBS Fixed Rate Index*(2)                       4.70%       5.16%


*Does not reflect the deduction of fees, expenses or taxes.
(1)The Lehman Brothers U.S. Credit Index is an unmanaged index of investment grade fixed-rate debt issues.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

SERIES T
--------------------------------------------------------------------------------


(2)The Lehman Brothers MBS Fixed Rate Index covers the 15-year, 30-year, and balloon mortgage-backed pass-through securities of Ginnie Mae, Freddie Mac, and Fannie Mae.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

SERIES T
--------------------------------------------------------------------------------

EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

The tables and expense example reflect the fact that the net expenses of the Fund are 0.00%. The Fund is available used only to investors who are clients of a wrap fee or certain other programs advised or sub-advised by UBS Global AM or its affiliates. Clients pay a wrap fee or a similar fee to participate in such programs. The Fund will indirectly bear the expenses of the Underlying Funds. The Underlying Funds pay no advisory fees but pay other expenses. The portion of the expenses of the Underlying Funds that the Fund will bear will vary based on its percentage ownership of the Underlying Funds which may change at any time. The Underlying Fund Advisor has agreed to cap the expenses of Corporate Fund and Mortgage Fund at 0.10% and 0.1375%, respectively, for the fiscal year ending December 31, 2005. The Underlying Fund Advisor may discontinue this limitation at any time in its sole discretion.


SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price) ............................      None

Maximum Contingent Deferred Sales Charge (Load) (CDSC)
   (as a % of offering price) ..........................................................................      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fees* .......................................................................................     0.25%

Distribution and/or Service (12b-1) Fees ...............................................................     0.00%

Other Expenses .........................................................................................     0.00%
                                                                                                            ------

Total Annual Fund Operating Expenses ...................................................................     0.25%
                                                                                                            ======

Fee Waiver/Expense Reimbursement** .....................................................................     0.25%
                                                                                                            ------

Net Expenses ...........................................................................................     0.00%
                                                                                                            ======


*This amount reflects the portion of the wrap fee attributable to the management of the Fund (not the management of the entire wrap account). This amount also includes operating expenses of the Fund which are paid for by UBS Global AM.

**The Advisor has agreed irrevocably to waive all fees and reimburse all expenses, except expenses incurred by the Fund with respect to extraordinary litigation.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

Series T


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 YEAR              3 YEARS              5 YEARS            10 YEARS
  ---------           ---------            ---------           ---------
     $0                  $0                   $0                  $0


--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

SERIES T
--------------------------------------------------------------------------------

MORE ABOUT RISKS AND INVESTMENT STRATEGIES

The Fund is a type of investment company known as a "fund of funds"--a term that means a fund that invests in other mutual funds instead of investing directly in stocks, bonds and other investments. An investment in the Fund involves the special risks described below.

FUND OF FUNDS RISKS

o Your investment in the Fund is subject to all the risks of an investment directly in the Underlying Funds in which the Fund invests. These risks are summarized below under "Principal Risks of Investing in the Underlying Funds."

o The Fund's performance directly reflects the investment performance of the Underlying Funds in which the Fund invests. Thus, the Fund's performance depends both on the allocation of its assets between the Underlying Funds and the Underlying Funds' ability to meet their investment objectives. The Advisor may not accurately assess the attractiveness or risk potential of particular Underlying Funds, asset classes, or investment styles.

o The Fund only invests in two Underlying Funds and will invest in such Underlying Funds in accordance with allocations determined by the Advisor. Therefore, the performance of the Underlying Funds may have a significant effect on the performance of the Fund and the price of its shares. As with any mutual fund, there is no assurance that either Underlying Fund will achieve its investment objective.

Each Underlying Fund pays its own operating expenses. By investing in the Fund, which is operated as a "fund of funds," an investor will indirectly pay the expenses of the Underlying Funds.

The taxable gains that the Fund distributes to its shareholders are generated by both its transactions in shares of the Underlying Funds and from the Underlying Funds' own portfolio transactions.

MORE INFORMATION ABOUT THE UNDERLYING FUNDS

The following is a concise description of the investment objectives and policies and the principal risks of the Underlying Funds. The Statement of Additional Information ("SAI") includes more information about their investment policies and risks. No offer of the shares of either Underlying Fund is made in this prospectus.

Corporate Fund's investment objective is to maximize total return, consisting of current income and capital appreciation. Under normal circumstances, Corporate Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in investment grade, U.S. dollar denominated debt obligations of U.S. and non-U.S. corporations. Corporate Fund may invest up to 20% of its net assets in any combination of investment grade, U.S. dollar denominated debt obligations issued by the U.S. government or any of its agencies or instrumentalities; investment grade, U.S. dollar denominated credit obligations issued by supranational entities, foreign governments or foreign government related entities (including participations in loans between governments and financial institutions); asset-backed securities; or mortgage-backed securities. Depending on its assessment of market conditions, the Underlying Fund Advisor may choose to

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17
allocate Corporate Fund's assets among these types of investments in any combination (subject to the 20% limitation noted above) or may choose not to invest in these types of investments. Corporate Fund may, but is not required to, use derivative contracts to hedge against adverse changes in the market value of securities held by or to be bought for Corporate Fund caused by changing interest rates or other market conditions. The principal risks of Corporate Fund are interest rate risk, credit risk, call or prepayment risk, extension risk, foreign investing risk, derivatives risk, and non-diversification risk.

Mortgage Fund's investment objective is to maximize total return, consisting of capital appreciation and current income, while controlling risk. Under normal circumstances, Mortgage Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in mortgage-related and mortgage-backed securities of U.S. issuers. Mortgage Fund may also invest up to 20% of its net assets in U.S. dollar denominated fixed income securities of foreign issuers. Mortgage Fund may, but is not required to, use derivative contracts: (i) to hedge against adverse changes in the market value of securities held by or to be bought for Mortgage Fund caused by changing interest rates or other market conditions; (ii) as a substitute for purchasing or selling securities; or (iii) to shorten or lengthen the effective maturity or duration of Mortgage Fund's portfolio. Its principal risks are interest rate risk, credit risk, call or prepayment risk, extension risk, derivatives risk, non-diversification risk, and foreign investing risk.


Each Underlying Fund is a non-diversified fund, as defined in the Investment Company Act of 1940, and is subject to greater risk than funds that have a broader range of investments.

PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING FUNDS

As noted above, your investment in the Fund is subject to all the risks of a direct investment in the Underlying Funds. The main risks of investing in the Underlying Funds are described below.

Other risks of investing in the Fund, along with further detail about some of the risks described below, are discussed in the Fund's SAI. Information on how you can obtain the SAI is on the back cover of this prospectus.

INTEREST RATE RISK. The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that if interest rates rise, the value of an Underlying Fund's investments in bonds falls. Interest rate risk is the primary source of risk for U.S. government and usually for other very high quality bonds. The impact of changes in the general level of interest rates on lower quality bonds may be greater or less than the impact on higher quality bonds.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative.

--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

SERIES T
--------------------------------------------------------------------------------

Lower quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a Fund desires.

PREPAYMENT OR CALL RISK. Payments on bonds that are backed by mortgage loans or other similar assets may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. As a result, an Underlying Fund may need to reinvest these early payments at those lower interest rates, thus reducing its income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer term investment.

Some corporate and municipal bonds, particularly those issued at relatively high interest rates, provide that the issuer may repay them earlier than the maturity date. The issuers of these bonds are most likely to exercise these "call" provisions if prevailing interest rates are lower than they were when the bonds were issued. An Underlying Fund then may have to reinvest the repayments at lower interest rates. Bonds subject to call provisions also may not benefit fully from the rise in value that generally occurs for bonds when interest rates fall.

EXTENSION RISK. When interest rates are rising, the average life of securities backed by debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security.

DERIVATIVES RISK. The value of "derivatives"-- so-called because their value "derives" from the value of an underlying asset, reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible for an Underlying Fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. If an Underlying Fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the derivatives that are not matched by corresponding expected changes in the value of the rest of the Underlying Fund's portfolio.

NON-DIVERSIFICATION RISK. Focusing investments in a small number of issuers increases risk. The Fund and the Underlying Funds are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than "diversified" funds. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than more diversified funds might be. Some of those issuers might also present substantial credit or other risks.

FOREIGN INVESTING RISK. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

SERIES T

in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.


Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.


ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT STRATEGIES FOR THE UNDERLYING
FUNDS

The Advisor allocates the Fund's investments between the Underlying Funds. In selecting securities for Corporate Fund, the Underlying Fund Advisor uses an investment style focused on investment fundamentals. The Underlying Fund Advisor believes that investment fundamentals determine and define investment value. Market prices tend to be more volatile than fundamental value, and the Underlying Fund Advisor seeks to identify and exploit these periodic differences. The Underlying Fund Advisor considers many factors, in addition to maturity and current yield, in the evaluation of fixed income securities, including: duration management, yield curve analysis, sector selection, security selection and asset allocation. The Underlying Fund Advisor employs a top-down strategy, including duration targets and sector allocations incorporating macroeconomic input.

In selecting securities for Mortgage Fund, the Underlying Fund Advisor uses an investment style singularly focused on investment fundamentals. The Underlying Fund Advisor believes that investment fundamentals determine and describe future cash flows that define fundamental investment value. The Underlying Fund Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. To implement this strategy, the Underlying Fund Advisor generally purchases for the Mortgage Fund the types of securities contained in the Mortgage Fund's benchmark, the Lehman Brothers MBS Fixed Rate Index. The Underlying Fund Advisor will attempt to enhance Mortgage Fund's long-term return and risk relative to that of the benchmark. Thus, the relative weightings of different types of securities in Mortgage Fund's portfolio will not necessarily match those of the benchmark. The Underlying Fund Advisor emphasizes those fixed income market sectors and selects for the Mortgage Fund those securities that appear to be most undervalued relative to their yields and potential risks. In analyzing the relative attractiveness of sectors and selecting securities, the Underlying Fund Advisor considers, among other factors, the potential for capital appreciation, anticipated changes in average prepayment rates; anticipated changes in interest rate volatility; current yield; current credit quality as well as possible upgrades or downgrades; narrowing or widening of spreads between sectors, securities of different credit qualities or securities of different maturities; and duration.

ADDITIONAL INVESTMENT STRATEGIES

DEFENSIVE POSITIONS; CASH RESERVES. To protect itself from adverse market conditions, the Fund and each of the Underlying Funds may take a temporary defensive position that is different from its normal investment strategy. This means that the Fund and

--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

SERIES T
--------------------------------------------------------------------------------

each of the Underlying Funds may temporarily invest a higher proportion, or even all, of its assets in money market instruments or affiliated or unaffiliated money market funds. Since these investments provide relatively low income, a defensive position may not be consistent with achieving the Fund's investment objective.

PORTFOLIO TURNOVER. Although the Fund does not expect to engage in frequent trading (high portfolio turnover), the Underlying Funds may engage in frequent trading in order to achieve their investment objectives.

Frequent trading may increase the portion of an Underlying Fund's capital gains that are recognized for tax purposes in any given year. This, in turn, would increase the Fund's distributions for that year. Frequent trading also may increase the portion of an Underlying Fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term gains than they would pay on distributions that represent long-term gains. The Underlying Funds do not restrict the frequency of trading in order to limit expenses or the tax effect that the Fund's distributions may have on shareholders.

OTHER INFORMATION

COMMODITY POOL OPERATOR EXEMPTION. The Trust is operated by a person that has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   21

SMA RELATIONSHIP TRUST
--------------------------------------------------------------------------------

MANAGING YOUR FUND ACCOUNT

BUYING SHARES

Shares of the Funds have no sales charge and do not pay ongoing rule 12b-1 distribution or service fees. Shares of the Fund are used exclusively for separately managed accounts advised or sub-advised by the Advisor or its affiliates and decisions as to whether or not to invest assets of a managed account in the Funds will be made by the Advisor.

Purchases of a Fund's shares will normally be permitted only in full shares, but may be permitted in fractional shares under certain circumstances. Certificates for shares will not be issued. Each Fund reserves the right, in its sole discretion, to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in its judgment, such suspension or rejection is in the best interest of such Fund and its shareholders.

SELLING SHARES

You can sell your shares at any time by contacting your financial advisor. In addition, shares will be redeemed when you terminate your managed account.

Series M reserves the right to pay redemptions "in kind" (i.e., payment in securities rather than cash) if the investment you are redeeming is large enough to affect the Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). In these cases, you might incur brokerage costs converting the securities to cash.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a Fund may not be able to maintain your account. If a Fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the Fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

MARKET TIMERS. The interests of a Fund's long-term shareholders and the Fund's ability to manage its investments may be adversely affected when the Fund's shares are repeatedly bought and sold in response to short-term market fluctuations--sometimes known as "market timing." Market timing may cause a Fund to have difficulty implementing long-term investment strategies, because it would have more difficulty predicting how much cash it would need to have available to meet redemption requests and to invest. Market timing also may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt a Fund's performance and its shareholders.

The Funds are used exclusively for separately managed accounts advised or sub-advised by the Advisor or its affiliates and decisions as to whether or not to invest assets of a managed account in the Funds will be made by the Advisor. Because the Funds are used only as components of "wrap" accounts, Funds may be purchased or redeemed on a frequent basis for rebalancing purposes.

--------------------------------------------------------------------------------
22                                                   UBS Global Asset Management

SMA Relationship Trust
--------------------------------------------------------------------------------

MANAGING YOUR FUND ACCOUNT


The Board of Trustees of the Trust has adopted the following policies with respect to market timing. A Fund will reject purchase orders and exchanges into the Fund by any person, group or account that UBS Global AM determines to be a market timer. UBS Global AM maintains market timing prevention procedures under which it reviews daily reports from a Fund's transfer agent of all accounts that engaged in transactions in Fund shares that exceed a specified monetary threshold and effected such transactions within a certain period of time to evaluate whether any such account had engaged in market timing activity. In evaluating the account transactions, UBS Global AM will consider the potential harm of the trading or exchange activity to the Fund or its shareholders. If UBS Global AM determines, in its sole discretion, that a shareholder has engaged in market timing, the shareholder will be permanently barred from making future purchases or exchanges into the fund. Additionally, in making a determination as to whether a shareholder has engaged in market timing, the shareholder's account may be temporarily barred from making additional investments into a Fund pending a definitive determination. In addition, if a Financial Advisor is identified as the Financial Advisor of two or more accounts that have engaged in market timing, UBS Global AM will attempt to prohibit the Financial Advisor from making additional purchases of the Fund on behalf of its clients.


While a Fund will seek to take actions that will detect market timing, the Fund's efforts may not be completely successful in minimizing or eliminating such trading activity.

PRICING AND VALUATION

The price at which you may buy or sell Fund shares is based on net asset value per share. Each Fund calculates net asset value on days that the New York Stock Exchange ("NYSE") is open. Each Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund's net asset value per share will be calculated as of the time trading was halted.

The price for buying or selling shares will be based on the net asset value that is next calculated after a Fund receives the order in good form. Each Fund calculates its net asset value based on the current market value of its portfolio securities.

Series M normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security or the price obtained is unreliable, that security is valued at a fair value determined by or under the direction of the board of trustees. Series M normally uses the amortized cost method to value bonds that will mature in 60 days or less.

The Trust's Board of Trustees has delegated to the UBS Global Asset Management Funds' Valuation Committee the responsibility for making fair value determinations with respect to the Series M's portfolio securities. The types of securities for which such fair value pricing may be necessary include, but are not limited to: securities of an issuer that has entered

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   23

SMA RELATIONSHIP TRUST
--------------------------------------------------------------------------------

into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The need to fair value the Fund's portfolio securities may also result from low trading volume in thinly traded securities, including many lower-rated municipal bonds.

Series M expects to price most of its portfolio securities based on current market value, as discussed above. Securities and assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Securities also may be valued based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. If Series M concludes that a market quotation is not readily available for a portfolio security for any number of reasons, including the occurrence of a "significant event" (e.g., natural disaster or governmental action), Series M may use fair value methods to reflect those events. This policy is intended to assure that Series M's net asset value fairly reflects security values as of the time of pricing.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that Series M could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which Series M determines its net asset value per share. As a result, the Series M's sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Series T's portfolio securities will consist of shares of the Underlying Funds. The value of each Underlying Fund will be its net asset value at the time the Fund's shares are priced. The Underlying Funds normally use the amortized cost method to value bonds that will mature in 60 days or less. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value determined by or under the direction of the board of trustees. The prospectuses for the Underlying Funds explain the circumstances under which the Underlying Funds will use fair value pricing and the effects of using fair value pricing.

--------------------------------------------------------------------------------
24                                                   UBS Global Asset Management

SMA RELATIONSHIP TRUST
--------------------------------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISOR


UBS Global Asset Management (US) Inc. (the "Advisor") is each Fund's investment advisor, underwriter and administrator. The Advisor, a Delaware corporation located at 51 West 52nd Street, New York, NY 10019-6114, is an investment advisor registered with the U.S. Securities and Exchange Commission. As of December 31, 2004, the Advisor had approximately $48.9 billion in assets under management. The Advisor is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $527 billion in assets under management worldwide as of December 31, 2004. UBS is an international diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry. The Advisor is responsible for the Funds' investment decisions. The Advisor carries out its duties, subject to the supervision of the Funds' board of trustees, pursuant to investment advisory agreements that describe the Advisor's responsibilities.


PORTFOLIO MANAGEMENT


Investment decisions for each Fund are made by investment management teams at the Advisor. The portfolio managers in the investment management teams for Series M and Series T are listed below.


Series M


Elbridge Gerry is the lead portfolio manager for the Fund. The Advisor's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Elbridge Gerry has access to certain members of the Municipal Bond Fixed-Income investment management team, each of whom is allocated a specified strategy issue within the portfolio over which he or she has independent responsibility for research. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Mr. Gerry, as lead portfolio manager and coordinator for management of the Fund, has responsibility for research, implementing strategies and reviewing the overall composition of the portfolios. Information about Mr. Gerry is provided below.

ELBRIDGE GERRY is a Managing Director and Head of Municipal Bonds at UBS Global Asset Management. Mr. Gerry has been a portfolio manager at the firm since 1996. Mr. Gerry has been a portfolio manager of the Fund since its inception.

The SAI for the Fund provides information about the Fund's portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of Fund shares.


Series T


John A. Penicook is the lead portfolio manager for the Fund. The Advisor's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Mr. Penicook has access to certain members of the Fixed-Income investment management team, each of whom is allocated a specified portion of the portfo-


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   25

SMA RELATIONSHIP TRUST
--------------------------------------------------------------------------------


lio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Mr. Penicook, as lead portfolio manager and coordinator for management of the Fund, has responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies. Information about Mr. Penicook is provided below.

JOHN A. PENICOOK is the Global Head of Fixed Income at UBS Global Asset Management. Mr. Penicook has been a Managing Director of UBS Global Asset Management since 1995. Mr. Penicook has been a portfolio manager of the Fund since its inception.

The SAI for the Fund provides information about the Fund's portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of Fund shares.

The SAI for each Fund provides information about the Fund's portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.


ADVISORY FEES

The Funds do not pay fees for advisory or administrative services.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q are available on the SEC's website at www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from a Fund upon request by calling 1-800-647-1568. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year are filed with the SEC on Form N-CSR and appear in the semi-annual and annual reports, respectively, sent to shareholders. Please consult each Fund's SAI for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   26

SMA RELATIONSHIP TRUST
--------------------------------------------------------------------------------

DIVIDENDS AND TAXES

DIVIDENDS

Each Fund normally declares and pays dividends monthly. Each Fund distributes realized gains, if any, annually. The Fund's dividends and capital gains distributions will be paid only in cash.

TAXES

SERIES M

Fund dividends will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. The Fund, however, may invest a portion of its assets in securities that pay income that is not tax-exempt. Fund distributions from such income are taxable to you as ordinary income. No part of any such ordinary income dividends will be qualified dividend income eligible for taxation by individuals at reduced rates.

Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a preference item when determining your alternative minimum tax.

Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

SERIES T

The distributions that you receive from the Fund generally are subject to federal income tax. If you hold Fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, distributions on your shares generally will not be subject to tax. The Fund expects that its dividends will be taxed primarily as ordinary income. No part of any such ordinary income dividends will be qualified dividend income eligible for taxation by individuals at reduced rates.

Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:

o  provide your correct social security or taxpayer identification number,

o  certify that this number is correct,

o  certify that you are not subject to backup withholding, and

o  certify that you are a U.S. person (including a U.S. resident alien).

--------------------------------------------------------------------------------
27                                                   UBS Global Asset Management

SMA Relationship Trust
--------------------------------------------------------------------------------

Each Fund also must withhold if the Internal Revenue Service instructs it to do so.

When you sell Fund shares, you may realize a capital gain or loss for tax purposes.

Distributions of ordinary income, capital gain, and gain from the sale of your Fund shares generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding tax and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   28

SMA RELATIONSHIP TRUST

FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Funds' financial performance since inception. Certain information reflects financial results for a single Fund share. In the tables, "total return" represents the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).


This information in the financial highlights has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-647-1568.

The Funds' financial statements for the fiscal year ended December 31, 2004 and the Report are incorporated by reference into the SAI.

--------------------------------------------------------------------------------
29                                                   UBS Global Asset Management

SMA RELATIONSHIP TRUST
--------------------------------------------------------------------------------

SERIES M

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.



                                                                            For the                For the
                                                                           Year Ended            Period Ended
                                                                        December 31, 2004     December 31, 2003*
                                                                       ------------------     ------------------
Net asset value, beginning of period ....................................    $  10.15                 $ 10.00
                                                                             --------                 -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...................................................        0.32+                   0.05+
Net realized and unrealized gain on investment transactions .............        0.10                    0.13
                                                                             --------                 -------
Total income from investment operations .................................        0.42                    0.18
                                                                             --------                 -------
LESS DISTRIBUTIONS:
Distributions from net investment income ................................       (0.30)                  (0.03)
Net asset value, end of period ..........................................    $  10.27                 $ 10.15
                                                                             ========                 =======
Total return@ ...........................................................        4.18%                   1.83%
                                                                             ========                 =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s) .....................................    $104,812                 $21,741
Ratio of expenses to average net assets:
Before expense reimbursement and waivers ................................        0.25%                   0.25%**
After expense reimbursement and waivers .................................        0.00%                   0.00%**
Ratio of net investment income to average net assets:
Before expense reimbursement and waivers ................................        3.11%                   2.07%**
After expense reimbursement and waivers .................................        3.36%                   2.32%**
Portfolio turnover rate .................................................         180%                     85%



   * For the period October 8, 2003 (commencement of operations) through December 31, 2003
  ** Annualized
   + The net investment income per share data was determined by using average shares outstanding throughout the period.
   @ Total return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividend as distributions, if any, at net asset value on the ex-dividend dates, and a sale of net asset value on the last day of each period reported. The figure do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   30

SERIES T

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                             For the                For the
                                                                           Year Ended            Period Ended
                                                                        December 31, 2004     December 31, 2003*
                                                                       ------------------     ------------------
Net asset value, beginning of period ...................................     $  10.09                 $ 10.00
                                                                             --------                 -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..................................................         --
Net realized and unrealized gain on investment transactions ............         0.46                    0.15
                                                                             --------                 -------
Total income from investment operations ................................         0.46                    0.15
                                                                             --------                 -------
LESS DISTRIBUTIONS:
Distributions from net investment income ...............................        (0.48)                  (0.06)
Net asset value, end of period .........................................     $  10.07                 $ 10.09
                                                                             ========                 =======
Total return@ ..........................................................         4.55%                   1.50%



RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s) ....................................     $262,703                 $43,620
Ratio of expenses to average net assets:
Before expense reimbursement and waivers ...............................         0.25%                   0.25%**
After expense reimbursement and waivers ................................         0.00%                   0.00%**
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement and waivers ...............................        (0.25)%                 (0.25)%**
After expense reimbursement and waivers ................................         0.00%                   0.00%**
Portfolio turnover rate ................................................           15%                      1%


   * For the period October 9, 2003 (commencement of operations)through December 31, 2003
  ** Annualized
   @ Total return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividend as distributions, if any, at net asset value on the ex-dividend dates, and a sale of net asset value on the last day of each period reported. The figure do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
31                                                   UBS Global Asset Management

If you want more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS


Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI for each Fund provides more detailed information about the Fund and is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

You may discuss your questions about the Funds by contacting your financial advisor. You may obtain free copies of the Funds' SAIs by contacting the Fund directly at 1-800-647-1568.


You may review and copy information about the Funds, including the SAIs, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-800-SEC-0330. You can get text-only copies of information about the
Funds:


o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Room, Washington, D.C. 20549-0102;

   or

o Free, from the EDGAR Database on the SEC's Internet website at http://www.sec.gov.


The Funds do not make their annual reports, semi-annual reports or SAIs available through a website because the Funds are used exclusively as components of wrap accounts advised or sub-advised by the Advisor or its affiliates.


[UBS LOGO]

   SMA RELATIONSHIP TRUST

     SERIES M

     SERIES T

                                                                  Item No. S-978

Investment Company Act                      (C) 2005 UBS Global Asset Management
File No. 811-21328                                (US) Inc. All rights reserved.

--------------------------------------------------------------------------------

                                    SERIES M
                               51 West 52nd Street
                          New York, New York 10019-6114


                       STATEMENT OF ADDITIONAL INFORMATION

         Series M (the "Fund") is a series of SMA Relationship TrustSM (the "Trust").

         UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned subsidiary of UBS AG ("UBS"), serves as the investment advisor, administrator and principal underwriter for the Fund.


         The Fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain additional copies of the Fund's Annual Report without charge by calling toll-free 1-800-647-1568.

         This statement of additional information ("SAI") is not a prospectus and should be read only in conjunction with the Fund's current Prospectus, dated April 30, 2005. A copy of the Prospectus may be obtained by calling toll-free 1-800-647 1568. This SAI is dated April 30, 2005.



                                TABLE OF CONTENTS


THE FUND AND ITS INVESTMENT POLICIES..........................................2
THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS.........................2
STRATEGIES USING DERIVATIVE INSTRUMENTS......................................14
ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS; PRINCIPAL
     HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES..........................24
INVESTMENT ADVISORY, ADMINISTRATION, PRINCIPAL UNDERWRITING
     AND OTHER SERVICE ARRANGEMENTS..........................................31
PORTFOLIO TRANSACTIONS.......................................................40
REDEMPTION INFORMATION AND OTHER SERVICES....................................42
VALUATION OF SHARES..........................................................43
TAXES........................................................................44
OTHER INFORMATION............................................................48
FINANCIAL STATEMENTS.........................................................48
APPENDIX....................................................................A-1



SMA Relationship Trust(SM) and SMA*RT Shares are service marks of UBS Global Asset Management (US) Inc.

                      THE FUND AND ITS INVESTMENT POLICIES

         The Fund is a non-diversified series of the Trust. The Trust is an open-end management investment company that was organized as a Delaware statutory trust under Delaware law on December 3, 2002.

         The Fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the Fund may be changed by the board of trustees of the Trust (the "Board") without shareholder approval. As with other mutual funds, there is no assurance that the Fund will achieve its investment objective.

         The Fund's investment objective is to achieve total return consisting of capital appreciation and current income exempt from federal income tax. The Fund seeks to invest substantially all of its net assets in municipal bonds. Except under unusual circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in securities that pay income exempt from federal income tax.

         The Fund normally invests at least 65% of its total assets in investment grade municipal bonds. The Fund may invest up to 10% of its total assets in municipal bonds that are not investment grade. The Fund may not invest more than 10% of its total assets in inverse floaters and may not invest more than 5% of its total assets in uninsured "non-appropriation" municipal lease obligations. There is no percentage limitation on the Fund's ability to invest in other municipal lease obligations. The Fund may also invest in Treasury securities. The Fund may (but is not required to) use interest rate futures contracts, treasury futures and other derivatives to help manage its portfolio duration.

         The Fund may invest up to 15% of its net assets in illiquid securities. The Fund may purchase securities on a when-issued or delayed delivery basis.


              THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

         The following supplements the information contained in the Prospectus and above concerning the Fund's investments, related risks and limitations.
Except as otherwise indicated in the Prospectus or the SAI, the Fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents.

         TYPES OF MUNICIPAL BONDS. The Fund may invest in a variety of municipal bonds, as described below:

         MUNICIPAL BONDS. Municipal bonds are municipal obligations that are issued by states, municipalities, public authorities or other issuers and that pay interest that, in the opinion of issuers' counsel, is exempt from federal income tax. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as from the user of the facility being financed. Municipal bonds also include "moral obligation" bonds, which are normally issued by special purpose authorities. For these bonds, a government unit is regarded as morally obligated to support payment of the debt service, which is usually subject to annual budget appropriations. Various types of municipal bonds are described in the following sections.

         MUNICIPAL LEASE OBLIGATIONS. Municipal bonds include municipal lease obligations, such as leases, installment purchase contracts and conditional sales contracts, and certificates of participation therein. Municipal lease obligations are issued by state and local governments and authorities to purchase land or various types of equipment or facilities and may be subject to annual budget appropriations. The Fund generally invests in municipal lease obligations through certificates of participation.

         Although municipal lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, they ordinarily are backed by the municipality's covenant to budget for, appropriate and make the payments due, under the lease obligation. The leases underlying certain municipal lease obligations, however, provide that lease payments are subject to partial or full abatement if, because of material damage or destruction of the leased property, there is substantial interference with the lessee's use or occupancy of such property. This "abatement risk" may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements, such as letters of credit.

         Certain municipal lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, the Fund's ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult.

         INDUSTRIAL DEVELOPMENT BONDS ("IDBS") AND PRIVATE ACTIVITY BONDS ("PABS"). IDBs and PABs are issued by or on behalf of public authorities to finance various privately operated facilities, such as airport or pollution control facilities. These obligations are considered municipal bonds if the interest paid thereon is exempt from federal income tax in the opinion of the bond issuer's counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed. IDBs issued after August 15, 1986 generally are considered PABs, and to the extent the Fund invests in such PABs, shareholders generally will be required to include a portion of their exempt-interest dividends from the Fund in calculating their liability for the federal alternative minimum tax ("AMT"). See "Taxes" below. The Fund may invest up to 20% of its net assets in IDBs and PABs.

         FLOATING RATE AND VARIABLE RATE OBLIGATIONS. Floating rate and variable rate obligations are municipal bonds that bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S.
Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate municipal securities to fluctuate less than the market value of fixed rate obligations. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or capital depreciation is less than for fixed rate obligations. Floating rate or variable rate obligations typically permit the holder to demand payment of principal from the issuer or remarketing agent at par value prior to maturity and may permit the issuer to prepay principal, plus accrued interest, at its discretion after a specified notice period. Frequently, floating rate or variable rate obligations and/or the demand features thereon are secured by letters of credit or other credit support arrangements provided by banks or other financial institutions, the credit standing of which affects the credit quality of the obligations. Changes in the credit quality of these institutions could cause losses to the Fund and adversely affect its share price.

         DEMAND FEATURES. A demand feature gives the Fund the right to sell the securities to a specified party, usually a remarketing agent, on a specified date. A demand feature is often backed by a letter of credit from a bank or a guarantee or other liquidity support arrangement from a bank or other financial institution. As discussed under "Participation Interests" below, to the extent that payment of an obligation is backed by a letter of credit, guarantee or other liquidity support that may be drawn upon demand, such payment may be subject to that institution's ability to satisfy that commitment.

         PARTICIPATION INTERESTS. Participation interests are interests in municipal bonds, including IDBs, PABs and floating and variable rate obligations, that are owned by banks. These interests carry a demand feature permitting the holder to tender them back to the bank, which demand feature generally is backed by an irrevocable letter of credit or guarantee of the bank. The credit standing of such bank affects the credit quality of the participation interests.

         A participation interest gives the Fund an undivided interest in a municipal bond owned by a bank. The Fund has the right to sell the instruments back to the bank. Such right generally is backed by the bank's irrevocable letter of credit or guarantee and permits the Fund to draw on the letter of credit on demand, after specified notice, for all or any part of the principal amount of the Fund's participation interest plus accrued interest. Generally, the Fund expects to exercise the demand under the letters of credit or other guarantees (1) upon a default under the terms of the underlying bond, (2) to maintain the Fund's portfolio in accordance with its investment objective and policies, or (3) as needed to provide liquidity to the Fund in order to meet redemption requests. The ability of a bank to fulfill its obligations under a letter of credit or guarantee might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. UBS Global AM seeks to monitor the pricing, quality and liquidity of the participation interests held by the Fund, and the credit standing of banks issuing letters of credit or guarantees supporting such participation interests on the basis of published financial information reports of rating services and bank analytical services.

         TENDER OPTION BONDS. Tender option bonds are long-term municipal bonds sold by a bank subject to a "tender option" that gives the purchaser the right to tender them to the bank at par plus accrued interest at designated times (the "tender option"). The tender option may be exercisable at intervals ranging from bi-weekly to semi-annually, and the interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value. The tender option generally would not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal bonds. Therefore, the Fund's ability to exercise the tender option will be affected by the credit standing of both the bank involved and the issuer of the underlying securities.

         PUT BONDS. A put bond is a municipal bond that gives the holder the unconditional right to sell the bond back to the issuer or a remarketing agent at a specified price and exercise date, which is typically well in advance of the bond's maturity date. The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other credit support arrangement from a bank, insurance company or other financial institution, the credit standing of which affects the credit quality of the obligation.

         If the put is a "one time only" put, the Fund ordinarily will either sell the bond or put the bond, depending upon the more favorable price. If the bond has a series of puts after the first put, the bond will be held as long as, in the judgment of UBS Global AM, it is in the best interest of the Fund to do so. There is no assurance that the issuer of a put bond acquired by the Fund will be able to repurchase the bond upon the exercise date, if the Fund chooses to exercise its right to put the bond back to the issuer.

         TAX-EXEMPT COMMERCIAL PAPER AND SHORT-TERM MUNICIPAL NOTES. Municipal bonds include tax-exempt commercial paper and short-term municipal notes, such as tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.

         INVERSE FLOATERS. The Fund may invest in municipal bonds on which the rate of interest varies inversely with interest rates on other municipal bonds or an index. Such obligations include components of securities on which interest is paid in two separate parts - an auction component, which pays interest at a market rate that is set periodically through an auction process or other method, and a residual component, or "inverse floater," which pays interest at a rate equal to the difference between the rate that the issuer would have paid on a fixed-rate obligation at the time of issuance and the rate paid on the auction component. The market value of an inverse floater will be more volatile than that of a fixed-rate obligation and, like most debt obligations, will vary inversely with changes in interest rates. Because of the market volatility associated with inverse floaters, the Fund will not invest more than 10% of its total assets in inverse floaters.

         Because the interest rate paid to holders of inverse floaters is generally determined by subtracting the interest rate paid to holders of auction components from a fixed amount, the interest rate paid to holders of inverse floaters will decrease as market rates increase and increase as market rates decrease. Moreover, the extent of the increases and decreases in the market value of inverse floaters may be larger than comparable changes in the market value of an equal principal amount of a fixed rate municipal bond having similar credit quality, redemption provisions and maturity. In a declining interest rate environment, inverse floaters can provide the Fund with a means of increasing or maintaining the level of tax-exempt interest paid to shareholders.

         MORTGAGE SUBSIDY BONDS. The Fund also may purchase mortgage subsidy bonds that are normally issued by special purpose public authorities. In some cases, the repayment of such bonds depends upon annual legislative appropriations; in other cases, repayment is a legal obligation of the issuer and, if the issuer is unable to meet its obligations, repayment becomes a moral commitment of a related government unit (subject, however, to such appropriations). The types of municipal bonds identified above and in the Prospectus may include obligations of issuers whose revenues are primarily derived from mortgage loans on housing projects for moderate to low income families.

         U.S. TREASURY SECURITIES. The Fund may invest in U.S. Treasury Securities which include bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.

         YIELD FACTORS AND CREDIT RATINGS; NON-INVESTMENT GRADE BONDS. The yield on a municipal bond depends on a variety of factors, including general municipal and fixed income security market conditions, the financial condition of the issuer, the size of the particular offering, the maturity, credit quality and rating of the issue and expectations regarding changes in tax rates. The Fund may invest in municipal bonds with a broad range of maturities, based on UBS Global AM's judgment of current and future market conditions as well as other factors, such as the Fund's liquidity needs. Generally, the longer the maturity of a municipal bond, the higher the rate of interest paid and the greater the volatility.

         Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc. ("S&P"), and other nationally recognized statistical rating agencies ("rating agencies") are private services that provide ratings of the credit quality of bonds and certain other securities, including municipal bonds. A description of the ratings assigned to municipal bonds by Moody's and S&P is included in the Appendix to this SAI. Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond's value of its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond's rating. Subsequent to a bond's purchase by the Fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, interest rate and rating may have different market prices.

         Opinions relating to the validity of municipal bonds and to the exemption of interest thereon from federal income tax and (when available) from the AMT are rendered by bond counsel to the respective issuing authorities at the time of issuance. Neither the Fund nor UBS Global AM reviews the proceedings relating to the issuance of municipal bonds or the basis for such opinions. An issuer's obligations under its municipal bonds are subject to the bankruptcy, insolvency and other laws affecting the rights and remedies of creditors (such as the federal bankruptcy laws) and federal, state and local laws that may be enacted that adversely affect the tax-exempt status of interest on the municipal bonds held by the Fund or the exempt-interest dividends received by the Fund's shareholders, extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of principal of, and interest on, their municipal bonds may be materially and adversely affected.

         Investment grade municipal bonds are rated in one of the four highest rating categories or one of the two highest short-term rating categories by a rating agency, such as Moody's or S&P, or, if unrated, are determined to be of comparable quality by UBS Global AM. Medium grade municipal securities are investment grade and are rated A, Baa or MIG-2 by Moody's or A, BBB or SP-2 by S&P, have received an equivalent rating from another rating agency or are determined by UBS Global AM to be of comparable quality. Moody's considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds.

         Non-investment grade municipal bonds (commonly known as municipal "junk bonds" and sometimes referred to as "high yield" municipal bonds) are rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another rating agency or determined by UBS Global AM to be of comparable quality. The non-investment grade municipal bonds in which the Fund may invest may be rated Ba, B or MIG-3 by Moody's or BB, B or SP-3 by S&P, have an equivalent rating from another rating agency, or, if unrated, are determined by UBS Global AM to be of comparable quality.

The Fund's investments in non-investment grade municipal bonds entail greater risk than its investments in higher rated bonds. Non-investment grade municipal bonds are considered predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may involve significant risk exposure to adverse conditions. Non-investment grade municipal bonds generally offer a higher current yield than that available for investment grade issues and may be less sensitive to interest rate changes; however, they involve higher risks, in that they are more sensitive to adverse changes in market conditions. During periods of economic downturn or rising interest rates, issuers of non-investment grade municipal bonds may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

         The market for non-investment grade municipal bonds generally is thinner and less active than that for higher quality securities, which may limit the Fund's ability to sell these bonds at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade municipal bonds, especially in a thinly traded market.

         STAND-BY COMMITMENTS. The Fund may acquire stand-by commitments pursuant to which a bank or other municipal bond dealer agrees to purchase securities that are held in the Fund's portfolio or that are being purchased by the Fund, at a price equal to (1) the acquisition cost (excluding any accrued interest paid on acquisition), less any amortized market premium or plus any accrued market or original issue discount, plus (2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased by the Fund, whichever is later. The Fund may acquire such commitments to facilitate portfolio liquidity.

         The Fund would enter into stand-by commitments only with those banks or other dealers that, in the opinion of UBS Global AM, present minimal credit risk. The Fund's right to exercise stand-by commitments would be unconditional and unqualified. A stand-by commitment would not be transferable by the Fund, although the Fund could sell the underlying municipal bonds to a third party at any time. The Fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities that are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The acquisition of a stand-by commitment would not ordinarily affect the valuation or maturity of the underlying municipal bonds. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value. Whether the Fund paid directly or indirectly for a stand-by commitment, its cost would be treated as unrealized depreciation and would be amortized over the period the commitment is held by the Fund.

         NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Fund may invest in securities that are non-publicly traded securities, including privately placed securities that the Fund buys directly from the issuer. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which would be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration.

         ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other securities, over-the-counter options purchased, repurchase agreements maturing in more than seven days and municipal lease obligations (including certificates of participation) other than those UBS Global AM has determined are liquid pursuant to guidelines established by the Trust's Board. The assets used as cover for over-the-counter options written by the Fund will be considered illiquid unless the options are sold to qualified dealers who agree that the Fund may repurchase the options at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. The Fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the Fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

         The Board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM, pursuant to guidelines approved by the Board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, including:

          (a)  whether at least two dealers make a market in the security;

          (b) whether the issuer is a reporting company under the Securities Exchange Act of 1934;

          (c) that the security is not in the same class as, or convertible into, any listed security of the issuer;

          (d) whether there are at least three sources from which a price for the security is readily available;

          (e) whether settlement is made in a "regular way" for the type of security at issue; and

          (f) for Rule 144A Securities that are issued by funds excepted from regulation under Section 3(c)(7) of the Investment Company Act, whether there is a sufficient market of Qualified Purchasers to assure that the security will remain marketable throughout the period it is expected to be held by the Underlying Funds.



         UBS Global AM monitors the liquidity of securities in the Fund's portfolio and reports periodically on liquidity decisions to the Board.

         In making determinations as to the liquidity of municipal lease obligations, UBS Global AM will distinguish between direct investments in municipal lease obligations (or participations therein) and investments in securities that may be supported by municipal lease obligations or certificates of participation therein. Since these municipal lease obligation-backed securities are based on a well-established means of securitization, UBS Global AM does not believe that investing in such securities presents the same liquidity issues as direct investments in municipal lease obligations.

         The Fund will not invest more than 15% of its net assets in illiquid securities. UBS Global AM monitors the Fund's overall holdings of illiquid securities. If the Fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in relative market values of liquid and illiquid portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interest of the Fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the Fund's holdings of illiquid securities. However, the Fund is not required to dispose of illiquid securities under these circumstances.

         REPURCHASE AGREEMENTS. The Fund does not intend to enter into repurchase agreements, except as a temporary measure and under unusual circumstances, because repurchase agreements generate taxable income. The Fund is, however, authorized to enter into repurchase agreements with U.S. banks and dealers with respect to any obligation issued or guaranteed by the U.S.
government, its agencies or instrumentalities, and also with respect to commercial paper, bank certificates of deposit and bankers' acceptances. Repurchase agreements are transactions in which the Fund purchases securities or other obligation from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

         Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the

Fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The Fund intends to enter into repurchase agreements only with counterparties in transactions believed by UBS Global AM to present minimum credit risks.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the Fund, subject to the Fund's agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

         Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the Fund later than a normal settlement date at a stated price and yield. The Fund generally would not pay for such securities or start earning interest on them until they are received. However, when the Fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the Fund on a when-issued or delayed delivery basis may result in the Fund's incurring or missing an opportunity to make an alternative investment.

         A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the Fund's net asset value. When the Fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount to cover the commitment. The Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. The Fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the Fund.

         DURATION. Duration is a measure of the expected life of a bond on a present value basis. Duration incorporates the bond's yield, coupon interest payments, final maturity and call features into one measure and is one of the fundamental tools used by UBS Global AM in portfolio selection and yield curve positioning for the Fund's bond investments.

Duration was developed as a more precise alternative to the concept of "term to maturity." Traditionally, a bond's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until the scheduled final payment on the bond, taking no account of the pattern of payments prior to maturity.

         Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be made, and weights them by the present values of the cash to be received at each future point in time. For any bond with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending on its coupon and the level of market yields, a Treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.

         Duration allows UBS Global AM to make certain predictions as to the effect that changes in the level of interest rates will have on the value of the Fund's portfolio of bonds. For example, when the level of interest rates increases by 1%, a bond having a positive duration of three years generally will decrease by approximately 3%. Thus, if UBS Global AM calculates the duration of the Fund's portfolio of bonds as three years, it normally would expect the portfolio to change in value by approximately 3% for every 1% change in the level of interest rates. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than indicated in the above example. Moreover, in the case of mortgage-backed and other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of the Fund's portfolio of bonds may vary in relation to interest rates by a greater or lesser percentage than indicated by the above example.

         Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen portfolio duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

         There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, UBS Global AM will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.

         TEMPORARY AND DEFENSIVE INVESTMENTS; MONEY MARKET INVESTMENTS. When UBS Global AM believes that unusual circumstances warrant a defensive posture and that there are not enough suitable municipal bonds available, the Fund may temporarily and without percentage limit hold cash and invest in money market instruments that pay taxable interest, including repurchase agreements. If the Fund holds cash, the cash would not earn income and would reduce the Fund's yield.

INVESTMENT LIMITATIONS OF THE FUND

         FUNDAMENTAL LIMITATIONS. The investment limitations set forth below are fundamental policies and may not be changed by the Fund without the approval of a majority of the outstanding voting securities (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in the Fund's total assets will not be considered a violation. The Fund may not:

          (1) Purchase or sell real estate, except that the Fund may purchase or sell securities of real estate investment trusts;

          (2) Purchase or sell commodities, except that the Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts;

          (3) Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from: (a) making any permitted borrowings, loans or pledges; (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions; or (c) making short sales of securities up to 10% of the Fund's net assets to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof;

          (4) Make loans to other persons, except: (a) through the lending of its portfolio securities; (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans for investment purposes in accordance with its investment objectives and policies; and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

          (5) Borrow money in excess of 33 1/3% of the value of its assets, except as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. All borrowings will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required;

          (6) Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or tax-exempt municipal securities); and

          (7) Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when selling its own shares.


                     STRATEGIES USING DERIVATIVE INSTRUMENTS

         GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. UBS Global AM may use a variety of financial instruments ("Derivative Instruments"), including, but not limited to, certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts. The Fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio may be at risk. Under normal circumstances, however, the Fund's use of these instruments will place at risk a much smaller portion of its assets. In particular, the Fund may use the Derivative Instruments described below.

         The Fund might not use any derivative instruments or strategies, and there can be no assurance that using any strategy will succeed. If UBS Global AM is incorrect in its judgment on market values, interest rates or other economic factors in using a derivative instrument or strategy, the Fund may have lower net income and a net loss on the investment.

         OPTIONS ON DEBT SECURITIES - A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

         OPTIONS ON DEBT SECURITIES INDICES - A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

         MUNICIPAL BOND INDEX FUTURES CONTRACTS - A municipal bond index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

         MUNICIPAL DEBT AND INTEREST RATE FUTURES CONTRACTS - Municipal debt or interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

         OPTIONS ON FUTURES CONTRACTS - Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term or at specified times or at the expiration of the option, depending on the type of option involved. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

         SWAP TRANSACTIONS - The Fund may enter into swap transactions, which include swaps, caps, floors and collars relating to interest rates, securities or other instruments. The Fund may also enter into interest rate lock transactions. Interest rate swaps involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Total return swaps involve an agreement between two parties, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cash flows based on LIBOR. Cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate or index goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate or index either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period.

         The Fund may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund may use interest rate swaps, caps, floors and collars as a hedge on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. Interest rate swap transactions are subject to risks comparable to those described below with respect to other hedging strategies.

         The Fund may also engage in credit default swaps. Credit default swaps enable a party to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default events. The Fund may enhance income by selling protection or attempt to mitigate risk by buying protection.

         The Fund will usually enter into swaps on a net basis, (i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments). Because segregated accounts will be established with respect to these transactions, UBS Global AM believes these obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each rate swap will be accrued on a daily basis, and appropriate fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account. The Fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis.

         The Fund will enter into swap transactions only with banks and recognized securities dealers believed by UBS Global AM to present minimal credit risk in accordance with guidelines established by the board. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

         The Fund also may engage in interest rate lock transactions. In an interest rate lock transaction, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.

         GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The Fund may use Derivative Instruments to attempt to hedge its portfolio and also to attempt to enhance income or return or realize gains and to manage the duration of its bond portfolio. The Fund may use Derivative Instruments to maintain exposure to bonds while maintaining a cash balance for Fund management purposes (such as to provide liquidity to meet anticipated shareholder sales or Fund shares and for Fund operating expenses), to facilitate trading or to adjust its exposure to difference asset classes.

         Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge, the Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

         Conversely,  a  long  hedge  is a  purchase  or  sale  of a  Derivative
Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

         The Fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. The Fund might enter into a long straddle when UBS Global AM believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. The Fund might enter into a short straddle when UBS Global AM believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

         Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Derivative Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

         Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Gain strategies may include using Derivative Instruments to increase or decrease the Fund's exposure to different asset classes without buying or selling the underlying instruments. The Fund also may use derivatives to simulate full investment by the Fund while maintaining a cash balance for Fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of Fund shares and for Fund operating expenses).

         The use of Derivative Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."

         In addition to the products, strategies and risks described below and in the Prospectus, UBS Global AM may discover additional opportunities in connection with Derivative Instruments and with hedging, income and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. UBS Global AM may utilize these opportunities for the Fund to the extent that they are consistent with the Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

         SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

     (1) Successful use of most Derivative Instruments depends upon the ability of UBS Global AM to predict movements of the overall securities, or interest rate exchange markets, which requires different skills than predicting changes in the prices of individual securities. While UBS Global AM is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because UBS Global AM projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative
          Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

     (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the Fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

         COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount or segregated on the books of its custodian.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of the Fund's assets to cover positions or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         OPTIONS. The Fund may purchase put and call options and write (sell) covered put or call options on securities in which they invest and related indices. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. In addition, the Fund may also use options to attempt to realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by the Fund would be considered illiquid to the extent described under "The Fund's Investments, Related Risks and Limitations - Illiquid Securities."

         The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, the over-the-counter debt options used by the Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option. There are also other types of options exercisable on certain specified dates before expiration. Options that expire unexercised have no value.

         The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

         The Fund may purchase and write both exchange-traded and over-the-counter options. However, exchange-traded or liquid over-the-counter options on municipal debt securities are not currently available. Exchange markets for options on bonds exist but are relatively new, and these instruments are primarily traded on the over-the-counter market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

         The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

         If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

         The Fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

         LIMITATIONS ON THE USE OF OPTIONS. The use of options is governed by the following guidelines, which can be changed by the Fund's Board without shareholder vote:

     (1) The Fund may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of its total assets.

     (2) The aggregate value of securities underlying put options written by the Fund, determined as of the date the put options are written, will not exceed 50% of its net assets.

     (3) The aggregate premiums paid on all options (including options on securities and securities indices and options on futures contracts) purchased by the Fund that are held at any time will not exceed 20% of its net assets.

         FUTURES. The Fund may purchase and sell municipal bond index futures contracts, municipal debt future contracts and interest rate futures contracts. The Fund may purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, the Fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance or realize gains.

         Futures strategies also can be used to manage the average duration of the Fund's portfolio. If UBS Global AM wishes to shorten the average duration of the Fund's portfolio, the Fund may sell a futures contract or a call option thereon or purchase a put option on that futures contract. If UBS Global AM wishes to lengthen the average duration of the Fund's portfolio, the Fund may buy a futures contract or a call option thereon or sell a put option thereon.

         The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when it is more advantageous to the Fund than is purchasing the futures contract.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market."

Variation margin does not involve borrowing but rather represents a daily settlement of a fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If the Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

                ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

         The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and the Fund.

         The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with UBS Global AM are listed below. None of the Trustees is an "interested person" (as defined in the 1940 Act) of the Trust. The Trustees may be referred to herein as "Independent Trustees."

         INDEPENDENT TRUSTEES

                                                TERM OF
                                               OFFICE (1)                                   NUMBER OF
                                                  AND               PRINCIPAL           PORTFOLIOS IN FUND             OTHER
                              POSITION(S)      LENGTH OF          OCCUPATION(S)              COMPLEX               DIRECTORSHIPS
                               HELD WITH          TIME            DURING PAST 5            OVERSEEN BY                HELD BY
     NAME, ADDRESS & AGE          TRUST          SERVED                YEARS                  TRUSTEE                  TRUSTEE
    ---------------------          -----         -------              ------                 --------                 --------
Walter E. Auch; 83             Trustee        Since 2002      Mr. Auch is retired    Mr. Auch is a               Mr. Auch is a
6001 N. 62nd Place                                            (since 1986).          trustee of three            trustee of
Paradise Valley, AZ 85253                                                            investment                  Advisors Series
                                                                                     companies                   Trust (16
                                                                                     (consisting of 48           portfolios);
                                                                                     portfolios) for which       Smith Barney
                                                                                     UBS Global AM or            Fund Complex
                                                                                     one of its affiliates       (27 portfolios);
                                                                                     serves as investment        Nicholas
                                                                                     advisor, sub-advisor        Applegate
                                                                                     or manager.                 Institutional
                                                                                                                 Funds (19
                                                                                                                 portfolios).

Adela Cepeda; 46               Trustee        Since 2004      Ms. Cepeda is          Ms. Cepeda is a             Ms. Cepeda is a
A.C. Advisory, Inc.                                           founder and            director or trustee of      director of Lincoln
161 No. Clark Street,                                         president of A.C.      four investment             National Income
Suite 4975                                                    Advisory, Inc.         companies (consisting       Fund, Inc. and
Chicago, Illinois 60601                                       (since 1995).          of 48 portfolios) for       Lincoln National
                                                                                     which UBS Global            Convertible
                                                                                     AM or one of its            Securities Fund,
                                                                                     affiliates serves as        Inc. She is also a
                                                                                     investment advisor,         director of
                                                                                     sub-advisor or              Amalgamated
                                                                                     manager.                    Bank of Chicago
                                                                                                                 (2003) and
                                                                                                                 Wyndham
                                                                                                                 International, Inc.
                                                                                                                 (2004).

                                                TERM OF
                                               OFFICE (1)                                   NUMBER OF
                                                  AND               PRINCIPAL           PORTFOLIOS IN FUND             OTHER
                              POSITION(S)      LENGTH OF          OCCUPATION(S)              COMPLEX               DIRECTORSHIPS
                               HELD WITH          TIME            DURING PAST 5            OVERSEEN BY                HELD BY
     NAME, ADDRESS & AGE          TRUST          SERVED                YEARS                  TRUSTEE                  TRUSTEE
    ---------------------          -----         -------              ------                 --------                 --------
Frank K. Reilly; 68            Chairman       Since 2002      Mr. Reilly is a        Mr. Reilly is a             Mr. Reilly is a
Mendoza College                and Trustee                    Professor at the       director or trustee         director of
of Business                                                   University of Notre    of four investment          Discover Bank;
University of                                                 Dame since 1982.       companies                   Morgan Stanley
Notre Dame                                                                           (consisting of 48           Trust and FSB.
Notre Dame,  IN                                                                      portfolios) for which
46556-5646                                                                           UBS Global AM or
                                                                                     one of its affiliates
                                                                                     serves as investment
                                                                                     advisor, sub-advisor
                                                                                     or manager.

Edward M. Roob; 70             Trustee        Since 2002      Mr. Roob is retired    Mr. Roob is a               Mr. Roob is a
841 Woodbine Lane                                             (since 1993). He       director or trustee         trustee of the
Northbrook, IL 60002                                          was a Committee        of five investment          AHA Investment
                                                              Member of the          companies                   Funds (6
                                                              Chicago Stock          (consisting of 48           portfolios).
                                                              Exchange from          portfolios) for which
                                                              1993-1999.             UBS Global AM or
                                                                                     one of its affiliates
                                                                                     serves as investment
                                                                                     advisor, sub-advisor
                                                                                     or manager.

J. Mikesell Thomas, 53         Trustee        Since 2004      Mr. Thomas is          Mr. Thomas is a             Mr. Thomas is a
Federal Home Loan Bank of                                     President and CEO      director or trustee of      director and
 Chicago                                                      of the Federal Home    four investment             chairman of the
111 East Wacker Drive                                         Loan Bank of           companies (consisting       Finance
Chicago, Illinois 60601                                       Chicago (since 2004).  of 48 portfolios) for       Committee for
                                                              Mr. Thomas was         which UBS Global            Evanston
                                                              an independent         AM or one of its            Northwestern
                                                              financial advisor      affiliates serves as        Healthcare. He is
                                                              (2001-2004). He        investment advisor,         also a vice
                                                              was a managing         sub-advisor or              president of the
                                                              director of            manager.                    Board of Trustees
                                                              Lazard Freres &                                    for Mid-Day Club.
                                                              Co. (1995 to
                                                              2001).




----------
(1) Each Trustee holds office for an indefinite term.

     OFFICERS

                                                   TERM OF
                                                 OFFICE(+) AND
                          POSITION (S) HELD       LENGTH OF
NAME, ADDRESS & AGE        WITH THE TRUST         TIME SERVED                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------       -----------------       -----------                       -------------------------------------------
W. Douglas Beck*          Vice President          Since 2003                     Mr.  Beck  is an  executive  director  and  head of
Age: 37                                                                          mutual  fund  product  management  of UBS Global AM
                                                                                 (since 2002).  From March 1998 to November 2002, he
                                                                                 held various  positions at Merrill Lynch,  the most
                                                                                 recent being first vice president and co-manager of
                                                                                 the  managed  solutions  group.  Mr.  Beck  is vice
                                                                                 president of 20 investment companies (consisting of
                                                                                 76  portfolios)  for which UBS Global AM (Americas)
                                                                                 or one  of  its  affiliates  serves  as  investment
                                                                                 advisor, sub-advisor or manager.


Rose Ann Bubloski*        Vice President          Since 2004                     Ms. Bubloski is an associate  director and a senior
Age: 37                   and  Assistant                                         manager of the mutual fund  finance  department  of
                          Treasurer                                              UBS Global AM. Ms.  Bubloski is vice  president and
                                                                                 assistant  treasurer of four  investment  companies
                                                                                 (consisting of 43 portfolios)  for which UBS Global
                                                                                 AM  (Americas) or one of its  affiliates  serves as
                                                                                 investment advisor, sub-advisor or manager.


Michael J. Calhoun**      Assistant Secretary     Since 2004                     Mr.  Calhoun is an  Associate  Director,  Associate
Age: 37                                                                          General  Counsel,  and  Assistant  Secretary of UBS
                                                                                 Global  AM  (Americas)  since  2004.  He is also an
                                                                                 Assistant  Secretary of UBS Global Asset Management
                                                                                 Trust  Company  since 2004.  He was an Associate at
                                                                                 Seyfarth  Shaw LLP,  a law firm,  during  2003;  an
                                                                                 Associate  at  D'Ancona  & Pflaum  LLC, a law firm,
                                                                                 from  2000-2003;  a Summer  Associate at D'Ancona &
                                                                                 Pflaum LLC during  1999;  and a Projects  Assistant
                                                                                 for Active Temporary Services, Inc. from 1994-1997.
                                                                                 Mr.  Calhoun  attended  Loyola  University  Chicago
                                                                                 School  of  Law  from  1997-2000.  Mr.  Calhoun  is
                                                                                 assistant  secretary of four  investment  companies
                                                                                 (consisting of 43 portfolios)  for which UBS Global
                                                                                 AM  (Americas) or one of its  affiliates  serves as
                                                                                 investment advisor, sub-advisor or manager.


Mary Capasso**            Assistant               Since 2004                     Ms.  Capasso is an  Associate  Director,  Assistant
Age: 33                   Secretary                                              General  Counsel  and  Assistant  Secretary  of UBS
                                                                                 Global Asset Management since 2003.  Previously Ms.
                                                                                 Capasso  was  employed  at Van  Kampen  Investments
                                                                                 (1998-2000) and Bell, Boyd & Lloyd LLC (2000-2003).
                                                                                 Ms.   Capasso  is   assistant   secretary  of  four
                                                                                 investment companies  (consisting of 42 portfolios)
                                                                                 for which UBS  Global AM  (Americas)  or one of its
                                                                                 affiliates    serves   as    investment    advisor,
                                                                                 sub-advisor or manager.

                                                   TERM OF
                                                 OFFICE(+) AND
                          POSITION (S) HELD       LENGTH OF
NAME, ADDRESS & AGE        WITH THE TRUST         TIME SERVED                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------       -----------------       -----------                       -------------------------------------------
James Capezzuto*          Vice President          Since 2004                     Mr.  Capezzuto  is director and  assistant  general
Age: 41                   and  Assistant                                         counsel  at  UBS  Global  AM (since 2004). Prior to
                          Secretary                                              joining   UBS  Global   AM,  he   was  senior  vice
                                                                                 president,  senior  compliance  manager  at Bank of
                                                                                 America  (from  2003-2004).  Prior  to  that he was
                                                                                 general  counsel at  Steinberg  Priest & Sloane and
                                                                                 prior to that he was director and senior counsel at
                                                                                 Deutsche   Asset   Management   (1996-2002).    Mr.
                                                                                 Capezzuto  is  a  vice   president   and  assistant
                                                                                 secretary of 20 investment companies (consisting of
                                                                                 76  portfolios)  for which UBS Global AM (Americas)
                                                                                 or one  of  its  affiliates  serves  as  investment
                                                                                 advisor, sub-advisor or manager.

Thomas Disbrow*           Vice President          Since 2004                     Mr.  Disbrow  is a  director  and a co-head  of the
Age: 39                   and Assistant                                          mutual  fund  finance  department of UBS Global AM.
                          Treasurer                                              Prior to November 1999, he was a vice  president of
                                                                                 Zweig/Glaser   Advisers.   Mr.   Disbrow   is  vice
                                                                                 president and treasurer of 16 investment  companies
                                                                                 (consisting  of 34  portfolios)  and vice president
                                                                                 and   assistant   treasurer   of  four   investment
                                                                                 companies  (consisting of 42 portfolios)  for which
                                                                                 UBS Global AM (Americas)  or one of its  affiliates
                                                                                 serves  as  investment   advisor,   sub-advisor  or
                                                                                 manager.

Mark F. Kemper**          Vice President          Since 2002                     Mr.  Kemper is general  counsel of UBS Global Asset
Age: 46                   and Secretary                                          Management - Americas region (since July 2004). Mr.
                                                                                 Kemper is also an executive  director of UBS Global
                                                                                 AM (Americas)  and was its deputy  general  counsel
                                                                                 from July 2001 to July 2004. He has been  secretary
                                                                                 of  UBS  Global  AM   (Americas)   since  1999  and
                                                                                 assistant  secretary of UBS Global Asset Management
                                                                                 Trust Company  since 1993.  Mr. Kemper is secretary
                                                                                 of UBS Global AM (since  2004).  Mr. Kemper is vice
                                                                                 president and secretary of 20 investment  companies
                                                                                 (consisting of 76 portfolios)  for which UBS Global
                                                                                 AM  (Americas) or one of its  affiliates  serves as
                                                                                 investment advisor, sub-advisor or manager.

Joseph T. Malone*         Vice President,         Since 2004                     Mr.  Malone  is a  director  and a  co-head  of the
Age: 38                   Treasurer and                                          mutual fund  finance  department of  UBS Global AM.
                          Principal                                              From   August  2000   through  June  2001,  he  was
                          Accounting                                             controller at AEA Investors  Inc. From  March  1998
                          Officer                                                to  August  2000, Mr. Malone was a   manager within
                                                                                 the    investment     management     services    of
                                                                                 PricewaterhouseCoopers  LLC. Mr. Malone is the vice
                                                                                 president and assistant  treasurer of 16 investment
                                                                                 companies  (consisting of 33  portfolios)  and vice
                                                                                 president,   treasurer  and  principal   accounting
                                                                                 officer of four investment companies (consisting of
                                                                                 43  portfolios)  for which UBS Global AM (Americas)
                                                                                 or one  of  its  affiliates  serves  as  investment
                                                                                 advisor, sub-advisor or manager.

                                                   TERM OF
                                                 OFFICE(+) AND
                          POSITION (S) HELD       LENGTH OF
NAME, ADDRESS & AGE        WITH THE TRUST         TIME SERVED                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------       -----------------       -----------                       -------------------------------------------
Joseph McGill*            Vice President          Since 2004                     Mr.   McGill   is   executive  director  and  chief
Age: 42                   and Chief                                              compliance  officer  at UBS Global AM (since 2003).
                          Compliance                                             Prior  to  joining UBS Global AM, he was  Assistant
                          Officer                                                General   Counsel   at   J.P.   Morgan   Investment
                                                                                 Management (form  1999-2003).  Mr. McGill is a vice
                                                                                 president  and  chief  compliance  officer  for  20
                                                                                 investment companies  (consisting of 75 portfolios)
                                                                                 for which UBS  Global AM  (Americas)  or one of its
                                                                                 affiliates    serves   as    investment    advisor,
                                                                                 sub-advisor or manager.


Joseph A. Varnas*         President               Since 2002                     Mr.  Varnas is a  managing  director  (since  March
Age: 37                                                                          2003),  global head of  information  technology and
                                                                                 operations  (since  March 2004) and head of product
                                                                                 management-Americas  (since  November  2002) of UBS
                                                                                 Global AM. He was head of  technology of UBS Global
                                                                                 AM from November  2002 to March 2004.  From 2000 to
                                                                                 2001,  he was  manager  of product  development  in
                                                                                 Investment  Consulting  Services  at UBS  Financial
                                                                                 Services  Inc. Mr.  Varnas was a senior  analyst in
                                                                                 the Global Securities  Research and Economics Group
                                                                                 at Merrill  Lynch from 1995 to 1999.  Mr. Varnas is
                                                                                 president of 20 investment companies (consisting of
                                                                                 76  portfolios)  for which UBS Global AM (Americas)
                                                                                 or one  of  its  affiliates  serves  as  investment
                                                                                 advisor, sub-advisor or manager.


Keith A. Weller*          Vice President          Since 2004                     Mr.  Weller  is  a director and  associate  general
Age: 43                   and Assistant                                          counsel  of  UBS  Global  AM.  Mr. Weller is a vice
                          Secretary                                              president and assistant  secretary of 20 investment
                                                                                 companies (consisting of 76
                                                                                 portfolios)  for which UBS Global AM  (Americas) or
                                                                                 one of its affiliates serves as investment advisor,
                                                                                 sub-advisor or manager.


Joseph Allessie*          Vice President          Since 2005                     Mr.  Allessie  is  director  and associate  general
Age: 39                   and Assistant                                          counsel  at  UBS  Global  AM (since 2005). Prior to
                          Secretary                                              joining UBS Global AM he was senior vice  president
                                                                                 and general counsel of Kenmar Advisory Corp.  (from
                                                                                 2004-2005).  Prior to that Mr. Allessie was general
                                                                                 counsel and  secretary of Global  Asset  Management
                                                                                 (USA) Inc.,  GAM  Investments,  GAM  Services,  GAM
                                                                                 Funds,  Inc. and the GAM Avalon Funds (from 1999 to
                                                                                 to 2004).  Prior to joining GAM,  Mr.  Allessie was
                                                                                 Regulatory  Officer  to the  State  of New  Jersey,
                                                                                 Department  of Law and  Public  Safety,  Bureau  of
                                                                                 Securities  (from 1993 to 1999).  Mr. Allessie is a
                                                                                 vice  president  and  assistant   secretary  of  20
                                                                                 investment companies  (consisting of 75 portfolios)
                                                                                 for  which UBS  Global AM or one of its  affiliates
                                                                                 serves  as  investment   advisor,   sub-advisor  or
                                                                                 manager.


----------------
*    This  person's  business  address  is 51 West 52nd  Street,  New  York,  NY
     10019-6114.
**   This  person's  business  address is One North Wacker  Drive,  Chicago,  IL
     60606.
+ Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.

                                                                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                  IN ALL REGISTERED INVESTMENT COMPANIES
                                                                OVERSEEN BY TRUSTEE FOR WHICH UBS GLOBAL AM
                              DOLLAR RANGE OF EQUITY                     OR AN AFFILIATE SERVES AS
          TRUSTEE              SECURITIES IN TRUST(+)            INVESTMENT ADVISOR, SUB-ADVISOR OR MANAGER(+)
          -------             ----------------------            ----------------------------------------------
INDEPENDENT
TRUSTEES
Walter E. Auch                         None                                  $10,001 - $50,000
Adela CepedaNone                 $10,001 - $50,000
Frank K. Reilly                        None                                    over $100,000
Edward M. Roob                         None                                    over $100,000
J. Mikesell Thomas                     None                                        None

(+) Information regarding ownership is as of December 31, 2004.


          INFORMATION ABOUT INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES
               ISSUED BY UBS GLOBAL AM OR ANY COMPANY CONTROLLING,
            CONTROLLED BY OR UNDER COMMON CONTROL WITH UBS GLOBAL AM

         As of December 31, 2004, the Independent Trustees did not own any securities issued by UBS Global AM or any company controlling by or under common control with UBS Global AM.


                               COMPENSATION TABLE

                                          ANNUAL
                                         AGGREGATE
                                       COMPENSATION              TOTAL
                                         FROM UBS            COMPENSATION
                                       GLOBAL AM ON        FOR THE TRUST AND
                                      BEHALF OF THE          FUND COMPLEX
      NAME AND POSITION HELD              TRUST(1)           PAID TO TRUSTEES(2)
   ----------------------------    --------------------   ---------------------
Walter E. Auch, Trustee                    $2,757                57,747(2)
Adela Cepeda, Trustee                      $2,642                56,546(2)
Frank K. Reilly, Trustee                   $2,631                63,784(2)
Edward M. Roob, Trustee                    $2,631                63,784(2)
J. Mikesell Thomas, Trustee                $2,767                49,956(2)


(1) Represents fees paid to each board member for the fiscal year ended December 31, 2004.

(2) This amount represents the aggregate amount of compensation paid to the Trustees for service on the Board of Directors/Trustees of one (with regard to Ms. Cepeda and Mr. Thomas), three (with regard to Mr. Auch) and four (with regard to Messrs. Reilly and Roob) other investment companies managed by UBS Global AM or an affiliate for the fiscal year ending December 31, 2004. No fund within the UBS Fund complex has a bonus, pension, profit sharing or retirement plan.

(3) Ms. Cepeda and Mr. Thomas were elected to the Board of Trustees on March 29, 2004.


No officer or Trustee of the Trust who is also an officer or employee of the Advisor receives any compensation from the Funds for services to the Funds. Prior to July 1, 2004, UBS Global AM, on behalf of the Trust, paid each Independent Trustee a fee of $6,000 per year, plus $300 per Fund per meeting. As of July 1, 2004, each Independent Trustee receives, in the aggregate from the UBS Global AM family of funds, an annual retainer of $30,000 for serving as a Board member, a $2,000 retainer for serving as an Audit Committee member, and a $2,000 retainer for serving as a Nominating, Compensation and Governance Committee member. The foregoing fees will be allocated among all such funds as follows: (i) one-half of the expense will be allocated PRO RATA based on the funds' relative net assets at the end of the calendar quarter preceding the date of payment; and (ii) one-half of the expense will be allocated equally according to the number of such funds (i.e., expenses divided by number of funds). Each Independent Trustee will receive $300 per Fund for each regular Board meeting (and each in-person special meeting) actually attended from the Trust. The Trust reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at Board meetings. UBS Global AM pays all fees to the Independent Trustees on behalf of the Trust.

Each Trustee sits on the Trust's Audit Committee, which has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust's independent registered public accounting firm; (ii) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of the Fund's financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust's independent registered public accounting firm and the full Board. The Audit Committee met four times during the fiscal year ended December 31, 2004.


Each Trustee sits on the Trust's Nominating, Compensation and Governance Committee, which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) review Board governance procedures and recommend any appropriate changes to the full Board; (iii) periodically review Independent Board member compensation and recommend any changes to the Independent members as a group; and (iv) make recommendations to the full Board for nominations for membership on all committees, review all committee assignments annually and periodically review the responsibilities and need for all committees of the Board.

The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, 12 of 1% or more of the Trust's outstanding shares and (ii) has been a shareholder of at least 12 of 1% of the Trust's total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Walter Auch, care of the Secretary of the Trust at UBS Global Asset Management, One North Wacker Drive, Chicago, Illinois 60606 and indicate on the envelope "Nominating Committee." The Qualifying Fund Shareholder's letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each class and series of shares of the Trust which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee's resume or curriculum vitae. The Qualifying Fund Shareholder's letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

The Nominating, Compensation and Governance Committee met two times during the fiscal year ended December 31, 2004.


There is not a separate Investment Committee. Items pertaining to this Committee are submitted to the full Board.


            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


As of April 1, 2005, none of the Trustees or officers of the Fund beneficially owned any of the outstanding shares of the Fund.

As of April 1, 2005, management is not aware of any person who beneficially owns 5% or more of the Fund's shares.

           INVESTMENT ADVISORY, ADMINISTRATION, PRINCIPAL UNDERWRITING
                         AND OTHER SERVICE ARRANGEMENTS


ADVISOR

         UBS Global AM manages the assets of the Fund pursuant to its investment advisory agreement with the Trust on behalf of the Fund (the "Agreement"). UBS Global AM is the Fund's investment advisor and administrator.

         Pursuant to its Agreement with the Trust, on behalf of the Fund, UBS Global AM does not receive a fee from the Fund for providing investment advisory services. Although the Fund does not compensate UBS Global AM directly for its services under the Agreement, UBS Global AM may benefit from the Fund being an investment option in a wrap program sponsored by UBS Global AM or certain other programs advised or sub-advised by UBS Global AM or its affiliates. UBS Global AM is responsible for paying expenses it incurs in providing advisory services as well as the following expenses: (1) the fees and expenses of the Trust's
Non-Interested Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with UBS Global AM; (3) interest expenses; (4) taxes and governmental fees; (5) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (6) auditing and legal costs; (7) insurance premiums; (8) fees and expenses of the Trust's custodian, administrative and transfer agent and any related services; (9) expenses of obtaining quotations of the Fund's portfolio securities and of pricing the Fund's shares; (10) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (11) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and (12) fees and expenses of membership in industry organizations.

         In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard by UBS Global AM of its obligations and duties under the Agreement, UBS Global AM shall not be subject to any liability whatsoever to the Fund, or to any shareholder of the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Agreement, including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of the Fund. The Agreement terminates automatically upon its assignment and is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Fund's outstanding voting securities, on 60 days' written notice to UBS Global AM or by UBS Global AM on 60 days' written notice to the Trust.

         At the organizational meeting of the Trust's Board of Trustees, the Trustees considered and approved the Agreement between UBS Global AM and the Trust on behalf of the Fund for an initial two year period. In considering the approval of the Agreement, the Trustees analyzed the nature, quality and scope of the services to be provided by UBS Global AM, the revenues projected to be received and expenses projected to be incurred by UBS Global AM in performing the services required under the Agreement and the cost allocation methods used in calculating such expenses. The Trustees also evaluated: (i) the relevant investment advisory personnel at UBS Global AM, UBS Global AM's in-house research capabilities, as well as other resources available to UBS Global AM's personnel, including research services available to UBS Global AM as a result of securities transactions effected for UBS Global AM's investment advisory clients; and (ii) the procedures of UBS Global AM to ensure compliance with the Fund's investment restrictions, relevant tax and reporting requirements, as well as the procedures of UBS Global AM with respect to possible conflicts of interest, including UBS Global AM's code of ethics, trade allocation procedures for its various investment advisory clients, and best execution procedures.

         The Trustees gave substantial consideration to the fact that UBS Global AM will not be compensated by the Fund under the Agreement. In this regard, the Trustees considered both UBS Global AM's role as investment advisor to the Fund and sponsor to the wrap fee program for which the Fund is an investment option. The Trustees also evaluated the research services available to UBS Global AM by reason of brokerage commissions from other funds. Based on these considerations and the overall high-quality of the personnel, operations, financial condition, investment advisory capabilities and methodologies of UBS Global AM, the Trustees concluded that, while no advisory fee is to be paid under the Agreement, the scope and quality of the services to be provided to the Fund by UBS Global AM were consistent with the Fund's operational requirements and sufficient to approve the Agreement between the Trust and UBS Global AM.


         PORTFOLIO MANAGER. UBS Global AM's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Elbridge Gerry is the lead portfolio manager for the Fund.

         The following table provides information relating to other accounts managed by Mr. Gerry as of December 31, 2004:

                                        REGISTERED    OTHER POOLED
                                        INVESTMENT     INVESTMENT        OTHER
                                         COMPANIES      VEHICLES       ACCOUNTS
                                        ----------    ------------     --------
Number of Accounts Managed                   7              0            812*
Number of Accounts Managed with
Performance-Based Advisory Fees            None           None           None
Assets Managed (in millions)              $5,835           $0           $4,721
Assets Managed with Performance-
Based  Advisory  Fees (in  millions)       None           None           None

* approximately, includes accounts on five wrap-fee account platforms.

         The management of the Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the Fund. The portfolio manager and his team manage the Fund and other accounts utilizing an approach that groups similar accounts characteristics and objectives. The Advisor manages accounts according to their respective objectives, including where possible, those accounts that have specific investment restrictions.

         If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts and to attempt to align common characteristics such as duration.

         The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Fund have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

         The compensation received by portfolio managers at UBS Global AM, including Mr. Gerry, includes a base salary and incentive compensation based on their personal performance. UBS Global AM's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global AM's clients. Overall compensation can be grouped into four categories:

                  o Competitive salary, benchmarked to maintain competitive compensation opportunities.

                  o    Annual  bonus,  tied  to  individual   contributions  and
                       investment performance.

                  o UBS equity awards, promoting company-wide success and employee retention.

                  o    Partnership   Incentive   Program   (PIP),   a   phantom-
                       equity-like program for key senior staff.

         BASE SALARY is used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

         ANNUAL BONUSES are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global AM strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns the investment professionals' interests with those of UBS Global AM's clients.

         UBS AG EQUITY. Senior investment professionals, such as Mr. Gerry, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global AM believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

         Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global AM feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

         PARTNERSHIP INCENTIVE PROGRAM (PIP). Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid- to longer-term, the program offers significant compensation opportunities for UBS Global AM's senior staff. Mr. Gerry is eligible for this program.

         As of the date of this SAI, Mr. Gerry did not own shares of the Fund.

ADMINISTRATIVE, ACCOUNTING AND CUSTODY SERVICES


         ADMINISTRATIVE AND ACCOUNTING SERVICES. UBS Global AM serves as administrator to the Trust. As administrator, UBS Global AM supervises and manages all aspects of the Trust's operations. Under the Administration Contract, UBS Global AM will not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Trust, the Trust or any of its shareholders in connection with the performance of the Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Administration Contract is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Funds' outstanding voting securities, on 60 days' written notice to UBS Global AM, or by UBS Global AM on 60 days' written notice to the Trust. J.P. Morgan Investors Services Co. ("J.P. Morgan") provides accounting, portfolio valuation services and certain administrative services for the Fund under a Multiple Services Agreement among the Trust, UBS Global AM and J.P. Morgan. J.P. Morgan is located at 73 Tremont Street, Boston, MA 02108-3913 and is a corporate affiliate of JPMorgan Chase
Bank ("JPMorgan Chase"). UBS Global AM does not charge the Fund a fee for providing administrative services to the Fund. UBS Global AM pays J.P. Morgan for the services that it provides under the Multiple Services Agreement. For the period October 8, 2003 to December 31, 2003 and the fiscal year ended December 31, 2004, UBS Global AM paid J.P. Morgan for administrative and accounting services.


         TRANSFER AGENCY-RELATED SERVICES. PFPC Inc. ("PFPC"), a subsidiary of PNC Bank, N.A., serves as the Fund's transfer agent. UBS Global AM (not the
Fund) pays PFPC for services it provides to the Fund. PFPC has delegated certain transfer agency related services to UBS Global AM. UBS Global AM does not charge the Fund for the costs it incurs in providing these services. PFPC, the Fund's transfer agent (not the Fund), pays UBS Global AM for certain transfer agency-related services that PFPC has delegated to UBS Global AM. PFPC is located at 760 Moore Road, King of Prussia, PA 19406.

         CUSTODY SERVICES. JPMorgan Chase located at 270 Park Avenue, New York, New York 10017 provides custodian services for the securities and cash of the Fund. The custody fee schedule is based primarily on the net amount of assets held during the period for which payment is being made plus a per-transaction fee for transactions during the period. UBS Global AM pays JPMorgan Chase for the custodian services it provides to the Fund.

PRINCIPAL UNDERWRITING ARRANGEMENTS

         UBS Global AM (the "Underwriter") acts as the principal underwriter of the shares of the Fund pursuant to a Principal Underwriting Contract with the Trust ("Principal Underwriting Contract"). The Principal Underwriting Contract requires the Underwriter to use its best efforts, consistent with its other businesses, to sell shares of the Fund.

PERSONAL TRADING POLICIES. The Trust and UBS Global AM, the Fund's investment advisor, administrator and underwriter, have adopted a code of ethics under rule 17j-1 of the 1940 Act. The Code of Ethics establishes standards by which certain personnel covered by the rule may invest in securities that may be purchased or held by the Fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

PROXY VOTING POLICIES. The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to UBS Global AM.

         The proxy voting policy of UBS Global AM is based on its belief that voting rights have economic value and must be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies issuing securities held by its clients to act as stewards of the financial assets of the company, to exercise good judgment and practice diligent oversight with the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM's proxy voting policy.

         When UBS Global AM's view of a company's management is favorable, UBS Global AM generally supports current management initiatives. When UBS Global AM's view is that changes to the management structure would probably increase shareholder value, UBS Global AM may not support existing management proposals. In general, UBS Global AM: (1) opposes proposals which act to entrench management; (2) believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience; (3) opposes structures which impose financial constraints on changes in control; (4) believes remuneration should be commensurate with responsibilities and performance; and (5) believes that appropriate steps should be taken to ensure the independence of auditors.

         UBS Global AM has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates' client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing our proxy votes. Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, its appropriate local corporate governance committee is required to review and agree to the manner in which such proxy is voted.

         You may obtain information about the Fund's proxy voting decisions during the most recent 12-month period ended June 30, without charge, online on the Fund's website WWW.UBS.COM/UBSGLOBALAM-PROXY, or on the EDGAR Database on the SEC's website (http://www.sec.gov).


PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

         INTRODUCTION. UBS Global AM and the Trust's Board of Trustees have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of the Fund. The Trust's policy with respect to the release of portfolio holdings is to only release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Trust will not make available to anyone outside of UBS Global Asset Management non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

         The portfolio holdings disclosure policies and procedures require that the UBS Global AM Legal and Compliance Departments address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of the Fund's portfolio holdings is for a legitimate business purpose and in the best interest of a Fund's shareholders prior to an officer of the Trust or an attorney in the UBS Global AM Legal Department authorizing the disclosure of portfolio holdings. The UBS Global AM Legal and Compliance Departments will periodically review how the Fund's portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM affiliates, fiduciaries, and broker-dealers to ensure that such use is for legitimate business reasons and in the best interests of the Fund's shareholders.


         The Trust's Board of Trustees exercises continuing oversight of the disclosure of Fund portfolio holdings by (i) overseeing the implementation and enforcement of the portfolio holdings disclosure policies and procedures, the Trust's code of ethics, policies and procedures regarding the misuse of inside information by the chief compliance officer of the Trust, (ii) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (iii) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. UBS Global AM and the board reserve the right to amend the Trust's policies and procedures regarding the disclosure of portfolio holdings of the Fund at any time and from time to time without prior notice in their sole discretion.


         DISCLOSURE OF COMPLETE PORTFOLIO HOLDINGS TO SERVICE PROVIDERS SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS. UBS Global AM, for legitimate business purposes, may disclose Fund complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical or consulting services and other third parties that provide services (collectively, "Service Providers") to UBS Global Asset Management and/or the Fund.

         Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information, pursuant to the terms of the service agreement between the Service Provider and the Trust or UBS Global AM. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Fund and its shareholders, and the legitimate business purposes served by such disclosure. Disclosure of Fund complete portfolio holdings to a Service Provider must be authorized by a Fund officer or by an attorney in the UBS Global Asset Management Legal Department.

         As of the date of this SAI, the specific Service Providers with whom the Trust has arrangements to provide portfolio holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the Fund are:

         JP Morgan Chase Bank, the Fund's Custodian, receives portfolio holdings information daily on a real-time basis.


         Ernst & Young LLP, the Fund's independent registered public accounting firm, receives portfolio holdings information on an annual and semi-annual basis, for reporting purposes. There is 30 day lag between the date of portfolio holding information and the date on which the information is disclosed to Ernst & Young. Ernst & Young also receives portfolio holdings information once a year at a month-end for annual audit purposes. In this case, there is no lag between the date of the portfolio holding information and the date on which the information is disclosed to Ernst & Young.

         DISCLOSURE OF COMPLETE PORTFOLIO HOLDINGS TO UBS GLOBAL ASSET MANAGEMENT AFFILIATES AND CERTAIN FIDUCIARIES SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS. Fund complete portfolio holdings may be disclosed between and among the following persons (collectively, "Affiliates and Fiduciaries") for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons' continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Trust's and/or UBS Global Asset Management code of ethics, the Trust's policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to the codes of ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment adviser, distributor, administrator, transfer agent or custodian to the Fund; (iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS Global Asset Management or the Fund; (iv) an investment adviser to whom complete portfolio holdings are disclosed for due diligence purposes when the adviser is in merger or acquisition talks with the Fund's current adviser; and (v) a newly hired investment adviser or sub-adviser to whom complete portfolio holdings are disclosed prior to the time it commences its duties.


         The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by such Affiliates and Fiduciaries based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders, and the legitimate business purposes served by such disclosure.

         DISCLOSURE OF PORTFOLIO HOLDINGS TO BROKER-DEALERS IN THE NORMAL COURSE OF MANAGING FUND ASSETS. An investment adviser, administrator or custodian for the Fund may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising the Fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer's legal obligation not to use or disclose material nonpublic information concerning the Funds' portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of the Funds' or their agents. The Fund has not given its consent to any such use or disclosure and no person or agent of UBS Global Asset Management is authorized to give such consent except as approved by the Trust's Board of Trustees. In the event consent is given to disclose portfolio holdings to a broker-dealer, the frequency with which the portfolio holdings may be disclosed to a broker-dealer, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the broker-dealer, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders, and the legitimate business purposes served by such disclosure

         DISCLOSURE  OF  NON-MATERIAL   INFORMATION.   Policies  and  procedures
regarding non-material information permit officers of the Trust, UBS Global Asset Management Fund portfolio managers and senior officers of UBS Global AM Finance, Compliance and Legal Departments (collectively, "Approved Representatives") to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the Fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of the Fund that occurred after the most recent calendar-quarter end (recent portfolio changes) to any person if such information does not constitute material nonpublic information.

         An Approved Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. UBS Global Asset Management believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning the Fund. Nonexclusive examples of commentary and analysis about the Fund include (i) the allocation of the Fund's portfolio holdings and other investment positions among various asset classes, sectors, industries and countries, (ii) the characteristics of the stock and bond components of the Fund's portfolio holdings and other investment positions,
(iii) the attribution of Fund returns by asset class, sector, industry and country, and (iv) the volatility characteristics of the Fund. An Approved Representative may in its sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

         "Approved Representatives" include persons employed by or associated with UBS Global Asset Management who have been authorized by the UBS Global Asset Management Legal Department to disclose recent portfolio changes and/or commentary and analysis in accordance with the applicable policies and procedures.

         DISCLOSURE OF PORTFOLIO HOLDINGS AS REQUIRED BY APPLICABLE LAW. Fund portfolio holdings and other investment positions comprising a Fund shall be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Fund portfolio holdings (i) in a filing or submission with the SEC or another regulatory body, (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (iii) in connection with a lawsuit or (iv) as required by court order.


         PROHIBITIONS ON DISCLOSURE OF PORTFOLIO HOLDINGS. No person is authorized to disclose Fund portfolio holdings or other investment positions (whether online at www.ubs.com in writing, by fax, by e-mail, orally or by other means) except in accordance with the applicable policies and procedures. In addition, no person is authorized to make disclosure pursuant to these policies and procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act). Furthermore, UBS Global Asset Management, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising the Fund to any person who could otherwise be eligible to receive such information under the applicable policies and procedures, or may determine to make such disclosures publicly as provided by the policies and procedures.


         PROHIBITIONS ON RECEIPT OF COMPENSATION OR OTHER CONSIDERATION. The portfolio holdings disclosure policies and procedures prohibit the Fund, its investment adviser and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of Fund portfolio holdings or other investment positions. "Consideration" includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the investment adviser or by any affiliated person of the investment adviser.


                             PORTFOLIO TRANSACTIONS

         UBS Global AM is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's portfolio transactions and the negotiation of commissions, if any, paid on such transactions. Fixed income securities in which the Fund invests are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the bid/ask spread quoted on securities includes an implicit profit to the dealers. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. UBS Global AM is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund. For the period October 8, 2003 (commencement of operations) to December 31, 2003, the Fund did not pay any brokerage commissions. For the fiscal year ended December 31, 2004, the Fund paid $0 in brokerage commissions.


         The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. However, subject to the Board's oversight, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if UBS Global AM determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which UBS Global AM exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, UBS Global AM considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical material or other services to the Fund or to UBS Global AM. Such services include advice, both directly and in writing, as to the value of the securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows UBS Global AM to supplement its own investment research activities and obtain the views and information of others prior to making investment decisions. UBS Global AM is of the opinion that, because this material must be analyzed and reviewed by its staff, the receipt and use of such material does not tend to reduce expenses but may benefit the Fund by supplementing UBS Global AM's research.


         UBS Global AM effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by dealers through whom the Fund effects its securities transactions may be used by UBS Global AM in servicing all of its accounts; not all such services may be used in connection with the Fund. In the opinion of UBS Global AM, it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund). UBS Global AM will attempt to equitably allocate portfolio transactions among the Fund and others whenever concurrent decisions are made to purchase or sell securities by the Fund and another account. In making such allocations between the Fund and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and the others. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of UBS Global AM, however, the results of such procedures will, on the whole, be in the best interest of each of the clients. For the period October 8, 2003 (commencement of operations) to December 31, 2003, UBS Global AM directed no transactions to brokers or dealers chosen because they provided research services. During the fiscal year ended December 31, 2004, UBS Global

AM paid $0 in commissions, which related to $0 in transactions that were directed to persons or firms supplying investment information or research and brokerage services.

         When buying or selling securities, the Fund may pay commissions to brokers who are affiliated with UBS Global AM or the Fund. The Fund may purchase securities in certain underwritten offerings for which an affiliate of the Fund or UBS Global AM may act as an underwriter. The Fund may effect futures transactions through, and pay commissions to, futures commission merchants who are affiliated with UBS Global AM or the Fund in accordance with procedures adopted by the Board. For the period October 8, 2003 (commencement of operations) to December 31, 2003, the Fund did not pay any brokerage commissions to UBS Financial Services Inc. or any other affiliate of UBS Global AM. During the fiscal year ended December 31, 2004, UBS Global AM paid $0 in commissions to affiliates.

PORTFOLIO TURNOVER

         The Fund is free to dispose of its portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the "Code") and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Fund's investment objective. The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving the Fund's investment objective. For the period October 8, 2003 (commencement of operations) to December 31, 2003, the portfolio turnover rate for the Fund was 85%. During the fiscal year ended December 31, 2004, the portfolio turnover rate for the Fund was 180%.


         The Fund does not intend to use short-term trading as a primary means of achieving its investment objective. The rate of portfolio turnover shall be calculated by dividing: (a) the lesser of purchases and sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. Such monthly average shall be calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.


                    REDEMPTION INFORMATION AND OTHER SERVICES

         ADDITIONAL REDEMPTION INFORMATION. No notice need be given to shareholders if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with its investment objective, policies and restrictions.

         If conditions exist that make cash payments undesirable, the Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period with respect to any one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

         The Fund may suspend redemption privileges or postpone the date of payment during any period: (1) when the New York Stock Exchange (the "NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholders' cost, depending on the market value of the Fund's portfolio at the time.

         SERVICE ORGANIZATIONS. The Fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form" in accordance with the policies of those service organizations. The Fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the Fund's net asset value next computed after receipt of the order by the service organizations or their agents.


                               VALUATION OF SHARES

         The Fund determines its net asset value per share normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by UBS Global AM as the primary market. Securities traded in the over-the-counter market and listed on The Nasdaq Stock Market ("Nasdaq") normally are valued at the Nasdaq Official Closing Price ("NOCP"); other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described further below). Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of UBS Global AM, the fair value of the security. Where those market quotations are not readily available or where UBS Global AM determines the price received does not adequately reflect the securities' fair value, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.


                                      TAXES

DISTRIBUTIONS OF NET INVESTMENT INCOME. The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you.

By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), they also may be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

DIVIDENDS FROM TAXABLE INCOME. The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAIN. The Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS. The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Code for the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gain it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund's earnings and profits.

As stated above under the heading, "Investment Advisory, Administration, Principal Underwriting and Other Service Arrangements - Advisor", UBS Global AM does not receive a fee from the Fund for providing investment advisory services, but UBS Global AM may benefit from the Fund being an investment option in a wrap program sponsored by UBS Global AM. In the opinion of Ropes & Gray, special tax counsel to the Fund, based on certain assumptions and representations, this fee arrangement will not prevent the dividends paid by the Fund from qualifying for the dividends-paid deduction under section 561 of the Code. Investors should be aware that there is no authority on point, and that an opinion of counsel is not binding on the Internal Revenue Service ("IRS"). The IRS has expressed positions contrary to this opinion and therefore may well disagree with the opinion. If this fee arrangement caused the dividends paid by the Fund to not qualify for the dividends-paid deduction because they were considered preferential dividends within the meaning of section 562(c) of the Code, the Fund would fail to qualify as a regulated investment company with the consequences described in the paragraph above.

EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES. Redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS will require that you report any gain or loss on your redemption.

If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

REDEMPTIONS AT A LOSS WITHIN SIX MONTHS OF PURCHASE. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

WASH SALES. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

INVESTMENT IN COMPLEX SECURITIES. The Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income, or defer losses, to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

ALTERNATIVE MINIMUM TAX. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

TREATMENT OF INTEREST ON DEBT INCURRED TO HOLD FUND SHARES. Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

LOSS OF STATUS OF SECURITIES AS TAX-EXEMPT. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

NON-U.S. INVESTORS. Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.


TAX-FREE INCOME VS. TAXABLE INCOME. Table I below illustrates approximate equivalent taxable and tax-free yields at hypothetical income tax rates. For example, a couple with taxable income of $90,000 in 2003, or a single individual with taxable income of $55,000 in 2003, whose investments earned a 4% tax-free yield, would have had to earn approximately a 5.33% taxable yield to receive the same benefit.


           TABLE I. HYPOTHETICAL FEDERAL TAXABLE VS. TAX-FREE YIELDS*


                              A Tax-Free Yield of
--------------------------------------------------------------------------------
                  3.00%     4.00%      5.00%     6.00%       7.00%
                  ----      ----       ----      ----        ----
                  is equal to a taxable yield of approximately:
--------------------------------------------------------------------------------

                  3.33%     4.44%      5.56%     6.67%       7.78%
--------------------------------------------------------------------------------

                  3.53%     4.71%      5.88%     7.06%       8.24%
--------------------------------------------------------------------------------

                  4.00%     5.33%      6.67%     8.00%       9.33%
--------------------------------------------------------------------------------

                  4.17%     5.56%      6.94%     8.33%       9.72%
--------------------------------------------------------------------------------

                  4.48%     5.97%      7.46%     8.96%      10.45%
--------------------------------------------------------------------------------

                  4.62%     6.15%      7.69%     9.23%      10.77%
--------------------------------------------------------------------------------


* Certain simplifying assumptions have been made in the table. The amount of "Taxable Income" is the net amount subject to federal income tax after deductions and exemptions, assuming that all income is ordinary income. Any particular taxpayer's effective tax rate may differ. The effective rates reflect the highest tax bracket within each range of income listed. The figures set forth above do not reflect the federal alternative minimum tax, imitations on federal or state itemized deductions, the phase out of deductions for personal exemptions, the taxability of social security or railroad retirement benefits or any state or local taxes payable on fund distributions.

The yields listed above are for illustration only and are not necessarily representative of the Fund's yield. The Fund invests primarily in obligations the interest on which is exempt from federal income tax, however, some of the Fund's investments may generate taxable income. Effective tax rates shown are those in effect on the date of this SAI; such rates might change after that date.

                                OTHER INFORMATION

         VOTING RIGHTS. Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all of the Trustees of the Trust. The shares of the Fund will be voted together. The shares of each series of the Trust (such as the Fund) will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

         The Trust does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

         LEGAL COUNSEL. Stradley, Ronon, Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103-7098, is legal counsel to the Trust and the Independent Trustees. Ropes & Gray LLP, One International Place, Boston. MA 02110-2624, serves as special tax counsel to the Trust.

         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as the independent registered public accounting firm for the Trust.


                              FINANCIAL STATEMENTS


         The Fund's Annual Report to Shareholders for its last fiscal year ended December 31, 2004 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated herein by reference.

                      [This Page Intentionally Left Blank]

                                    APPENDIX

                               RATINGS INFORMATION

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

         Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa. Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.



                                    Page A-1

DESCRIPTION OF S&P MUNICIPAL DEBT RATINGS

         AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA. An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong; A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong; BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation; BB, B, CCC, CC, C, D. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation; B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation; CCC. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation; CC. An obligation rated CC is currently highly vulnerable to nonpayment; C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued; D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized; CI. The rating CI is reserved for income bonds on which no interest is being paid.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



                                    Page A-2

DESCRIPTION OF MOODY'S RATINGS OF SHORT-TERM OBLIGATIONS

There are three categories for short-term obligations that define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 (best quality) through MIG-3. Short-term obligations of speculative quality are designated SG.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of a VRDO is designated as VMIG. When either the long- or short-term aspect or a VRDO is not rated, that piece is designated NR, e.g. Aaa/NR or NR/VMIG 1.

MIG ratings terminate at the retirement of the obligation, while a VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG-2/VMIG-2. This designation denotes high quality. Margins or protection are ample although not so large as in the preceding group. MIG-3/VMIG-3. This designation denotes favorable quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established. SG. This designation denotes speculative quality. Debt Instruments in this category lack margins of protection.

DESCRIPTION OF S&P'S RATINGS OF STATE AND MUNICIPAL  NOTES AND OTHER  SHORT-TERM
LOANS:

A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making the assessment.

- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

SP-1. Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation. SP-2. Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes. SP-3. Speculative capacity to pay principal and interest.


                                    Page A-3

DESCRIPTION OF SHORT-TERM DEBT COMMERCIAL PAPER RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         PRIME-1. Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics: Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

         PRIME-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         PRIME-3. Issuers (or supporting institutions) assigned this rating have an acceptable capacity for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         NOT PRIME. Issuers assigned this rating do not fall within any of the Prime rating categories.

Commercial paper rated by S&P have the following characteristics:

         A-1. A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong. A-2. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory. A-3. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial


                                    Page A-4
commitment on the obligation. B. A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation. C. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. D. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.




                                    Page A-5

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUND AND ITS PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY JURISDICTION WHERE THE FUND OR ITS PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.




--------------------------------------------------------------------------------



                                                                        Series M














--------------------------------------------------------------------------------

                                             Statement of Additional Information
                                                                  April 29, 2005

--------------------------------------------------------------------------------








(C)2005 UBS Global Asset Management (US) Inc. All rights reserved.

                                    SERIES T
                               51 West 52nd Street
                          New York, New York 10019-6114


                       STATEMENT OF ADDITIONAL INFORMATION

         Series T (the "Fund") is a series of SMA Relationship TrustSM (the "Trust").

         UBS Global Asset Management (US) Inc. ("UBS Global AM" or "Advisor"), an indirect wholly owned subsidiary of UBS AG ("UBS"), serves as the investment advisor, administrator and principal underwriter for the Fund.


         The Fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain additional copies of the Fund's Annual Report without charge by calling toll-free 1-800-647-1568.

         This statement of additional information ("SAI") is not a prospectus and should be read only in conjunction with the Fund's current Prospectus, dated April 30, 2005. A copy of the Prospectus may be obtained by calling toll-free 1-800-647 1568. This SAI is dated April 30, 2005.



                                TABLE OF CONTENTS


THE FUND AND ITS INVESTMENT POLICIES..........................................2
INVESTMENT PRACTICES OF THE FUND AND UNDERLYING FUNDS.........................2
UNDERLYING FUNDS - INVESTMENT POLICIES AND OTHER INFORMATION..................3
ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS; PRINCIPAL
     HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES..........................20
INVESTMENT ADVISORY, ADMINISTRATION, PRINCIPAL UNDERWRITING
     AND OTHER SERVICE ARRANGEMENTS..........................................28
PORTFOLIO TRANSACTIONS.......................................................37
REDEMPTION INFORMATION AND OTHER SERVICES....................................39
VALUATION OF SHARES..........................................................39
TAXES........................................................................40
OTHER INFORMATION............................................................43
FINANCIAL STATEMENTS.........................................................44
APPENDIX....................................................................A-1



SMA Relationship Trust(SM) and SMA*RT Shares are service marks of UBS Global Asset Management (US) Inc.

                      THE FUND AND ITS INVESTMENT POLICIES

         The Fund is a non-diversified series of the Trust. The Trust is an open-end management investment company that was organized as a Delaware statutory trust under Delaware law on December 3, 2002.

         The Fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the Fund may be changed by the board of trustees of the Trust (the "Board") without shareholder approval. As with other mutual funds, there is no assurance that the Fund will achieve its investment objective.

         The Fund's investment objective is to maximize total return, consisting of income and capital appreciation. As of the date of this SAI, the Fund seeks to achieve its investment objective by investing exclusively in two underlying funds: UBS Corporate Bond Relationship Fund ("Corporate Fund") and UBS U.S. Securitized Mortgage Relationship Fund ("Mortgage Fund") (collectively, the
"Underlying Funds"), which are series of UBS Relationship Funds ("URF Trust"). Corporate Fund generally invests its assets in U.S. dollar denominated credit obligations of U.S. and non-U.S. corporations. Mortgage Fund generally invests its assets in mortgage-related and mortgage-backed securities of U.S. issuers. The Underlying Funds are advised by UBS Global Asset Management (Americas) Inc. ("Underlying Fund Advisor" or "UBS Global AM (Americas)"), an affiliate of UBS Global AM.


              INVESTMENT PRACTICES OF THE FUND AND UNDERLYING FUNDS

         REPURCHASE AGREEMENTS. The Fund and the Underlying Funds may enter into repurchase agreements with banks or broker-dealers. When the Fund or an Underlying Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. The Fund or the Underlying Fund maintains custody of the underlying securities prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the Fund or the Underlying Fund and its counterparty.

As a result,  a repurchase  agreement  provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the Investment Company Act of 1940, as amended (the "1940 Act"), to be collateralized loans by the Fund or the Underlying Fund to the seller, secured by the securities transferred to the Fund or the Underlying Fund. In accordance with the 1940 Act, repurchase agreements will be fully collateralized, and the collateral will be marked-to-market daily. With respect to each Underlying Fund, any repurchase agreement held through a joint account with a remaining maturity of more than seven days will be considered illiquid and subject to the restriction that each Underlying Fund may not invest more than 15% of the value of its net assets in illiquid securities.

In the event of bankruptcy or other default by the seller of the security under a repurchase agreement, the Fund or an Underlying Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In such event, instead of the contractual fixed rate of return, the rate of return to the Fund or an Underlying Fund would be dependent upon intervening fluctuations of the market value of, and the accrued interest on, the underlying security. Although the Fund or an Underlying Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform, the ability of the Fund or an Underlying Fund to recover damages from a seller in bankruptcy or otherwise in default would be reduced.

         REVERSE REPURCHASE AGREEMENTS. The Fund or the Underlying Funds may enter into reverse repurchase agreements with banks or broker-dealers. Reverse repurchase agreements involve sales of portfolio securities of the Fund or an Underlying Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by the Fund or an Underlying Fund to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. The Fund or the Underlying Funds retain record ownership and the right to receive interest and principal payments on the portfolio security involved. During the reverse repurchase period, the Fund or an Underlying Fund continues to receive principal and interest payments on these securities. In connection with each reverse repurchase transaction, cash or other liquid assets will be designated for segregation in accordance with U.S. Securities and Exchange Commission (the "SEC" or the "Commission") positions in an amount equal to the repurchase price. Reverse repurchase agreements have the same risk characteristics as borrowing transactions of the Fund or an Underlying Fund.

Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund or an Underlying Fund may decline below the price of the securities the Fund or an Underlying Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund or an Underlying Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund or an Underlying Fund's obligation to repurchase the securities.


          UNDERLYING FUNDS - INVESTMENT POLICIES AND OTHER INFORMATION

         The following supplements the information contained in the Prospectus and above concerning the investment policies of the Underlying Funds. Except as otherwise indicated in the Prospectus or the SAI, the Underlying Funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.

         FIXED INCOME SECURITIES. The Underlying Funds may invest in many types of U.S. dollar denominated fixed income securities of U.S. and non-U.S. issuers, including governments and governmental entities and supranational issuers as well as corporations and other issuers. The Underlying Funds may purchase U.S. dollar denominated securities that reflect a broad range of investment securities, qualities and sectors.


Each Underlying Fund's non-U.S. fixed income component, if any, will typically be invested in government, corporation and supranational issues. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Export-Import Bank and the Asian Development Bank.


         EQUITY SECURITIES. The Corporate Fund may invest in a broad range of U.S. dollar denominated equity securities of U.S. and non-U.S. issuers, including common stock of companies or closed-end investment companies, preferred stock, fixed income securities convertible into or exchangeable for common stock, and securities, such as warrants or rights, that are convertible into common stock.

         CONVERTIBLE SECURITIES. The Underlying Funds may, to varying degrees, invest in convertible securities. Convertible securities are fixed income securities (i.e., a bond or preferred stock) which may be exchanged for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. The provisions of any convertible security determine its seniority in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on the company's assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on the company's assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders. While providing a fixed income (generally higher in yield than the income derivable from common stock but lower than the income afforded by a similar non-convertible security), a convertible security enables the investor also to participate in capital appreciation should the market price of the underlying common stock rise.

         TREASURY INFLATION PROTECTED SECURITIES. Each Underlying Fund may, to varying degrees, invest in Treasury Inflation Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The interest rate paid by TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index. Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS' principal amount will not drop below its face amount at maturity.

In exchange for the inflation protection, TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity. In addition, it is not possible to predict with assurance how the market for TIPS will develop; initially, the secondary market for these securities may not be as active or liquid as the secondary market for conventional Treasury securities. Principal appreciation and interest payments on TIPS will be taxed annually as ordinary interest income for Federal income tax calculations. As a result, any appreciation in principal must be counted as interest income in the year the increase occurs, even though the investor will not receive such amounts until the TIPS are sold or mature. Principal appreciation and interest payments may be exempt from state and local income taxes.

         CASH EQUIVALENTS. When unusual market conditions warrant, an Underlying Fund may make substantial temporary defensive investments in cash equivalents up to a maximum exposure of 100% of the Underlying Fund's assets. An Underlying Fund's investment in temporary defensive investments may affect the Underlying Fund's ability to attain its investment objective.

The short-term debt securities in which an Underlying Fund may invest include demand notes, bank instruments, commercial paper and floating rate instruments. Demand notes are securities issued with a maturity date but callable for repayment by the lender or the borrower at a predetermined interval. Bank instruments in which an Underlying Fund may invest include bank loan participations, bank holding company commercial paper, deposits, bank notes and other bank related securities. Bank loan participations are loans sold by lending banks to investors. Bank holding company commercial paper is a form of short-term promissory note which is a direct obligation of a bank holding company. Deposits are obligations of a bank or its branches. Corporate commercial paper is a form of short-term promissory note issued by corporations primarily to finance short-term credit needs. Rates vary according to the credit standing of the issuers and money market conditions. Floating rate instruments are obligations with various final maturities and interest rates that are tied to other assorted market indices. Each Underlying Fund will not invest more than 15% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are not readily marketable.

Under the terms of an exemptive order issued by the SEC, the Underlying Funds may invest cash in a series of UBS Supplementary Trust (the "Supplementary Trust Series"):

         (a)      held for temporary defensive purposes;

         (b)      not invested pending investment in securities;

         (c) that is set aside to cover an obligation or commitment of the Underlying Funds to purchase securities or other assets at a later date;

         (d) to be invested on a strategic management basis ((a)-(d) are herein referred to as "Uninvested Cash"); and

         (e)      collateral   that  the  Underlying   Funds  receive  from  the
                  borrowers of their portfolio securities in connection with the Underlying Funds' securities lending program.

UBS Supplementary Trust is a privately offered investment pool that has retained the Underlying Fund Advisor to manage the Supplementary Trust Series' investments. The Trustees of the Trust and URF Trust also serve as trustees of UBS Supplementary Trust. The Supplementary Trust Series invests in U.S. dollar denominated money market instruments having a dollar-weighted average maturity of 90 days or less. An Underlying Fund's investment of Uninvested Cash in shares of the Supplementary Trust Series will not exceed 25% of the Underlying Fund's total assets.

         NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Underlying Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities and limited partnerships. Investing in unregistered or unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by an Underlying Fund, or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which would be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, an Underlying Fund may be required to bear the expense of registration.

         RULE 144A AND ILLIQUID SECURITIES. Generally, an illiquid security is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Underlying Fund has valued the security. Some examples of illiquid securities are (i) securities purchased under Rule 144A ("Rule 144A Securities") under the Securities Act of 1933, as amended (the "Securities Act"), (ii) over-the-counter options, and (iii) certain interest rate swaps. While maintaining oversight, the Board of Trustees of the URF Trust (the "Underlying Fund Board") has delegated to the Underlying Fund Advisor the day-to-day function of determining whether or not Rule 144A Securities are liquid for purposes of each Underlying Fund's limitation on investments in illiquid assets. The Underlying Fund Board has instructed the Underlying Fund Advisor to consider the following factors in determining the liquidity of a Rule 144A Security:

         (a)      whether at least two dealers make a market in the security;

         (b) whether the issuer is a reporting company under the Securities Exchange Act of 1934;

         (c) that the security is not in the same class as, or convertible into, any listed security of the issuer;

         (d) whether there are at least three sources from which a price for the security is readily available;

         (e) whether settlement is made in a "regular way" for the type of security at issue; and


         (f) for Rule 144A Securities that are issued by funds excepted from regulation under Section 3(c)(7) of the 1940 Act, whether there is a sufficient market of Qualified Purchasers to assure that the security will remain marketable throughout the period it is expected to be held by the Underlying Funds.


Although it has delegated the day-to-day liquidity determination to the Underlying Fund Advisor, the Underlying Fund Board will continue to monitor and will periodically review the Underlying Fund Advisor's selection of Rule 144A Securities, as well as the Underlying Fund Advisor's determination as to their liquidity.

If the Underlying Fund Advisor determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, an Underlying Fund's holdings of illiquid securities exceed the Underlying Fund's applicable 15% limit on investment in such securities, the Underlying Fund Advisor will determine what action shall be taken to ensure that the Underlying Fund continues to adhere to such limitation. This may include disposing of illiquid assets, including illiquid Rule 144A Securities.

After the purchase of a Rule 144A Security, however, the Underlying Fund Board and the Underlying Fund Advisor will continue to monitor the liquidity of that security to ensure that each Underlying Fund has no more than 15% of its net assets invested in illiquid securities.

Each Underlying Fund will limit investments in securities that may not be sold to the public without registration under the Securities Act ("restricted securities") to no more than 15% of the Underlying Fund's net assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Underlying Fund Board.

         INVESTMENT COMPANY SECURITIES. The Underlying Funds may invest in securities issued by open-end and closed-end investment companies. Under Section 12(d)(1) of the 1940 Act, an Underlying Fund's investment in such securities, subject to certain exceptions, currently is limited to: (i) no more than 3% of the total voting stock of any one such investment company, (ii) no more than 5% of the Underlying Fund's total assets invested in any one such investment company, and (iii) no more than 10% of the Underlying Fund's total assets invested in other investment companies in the aggregate. Investments in the securities of other investment companies may involve duplication of certain fees and expenses.

The URF Trust has received an exemptive order from the Commission which permits each Underlying Fund to invest its assets in securities of other series offered by the URF Trust. An Underlying Fund will invest in such series to the extent that the Underlying Fund Advisor determines that it is more efficient for the Underlying Fund to gain exposure to a particular asset class through investment in a series of the URF Trust as opposed to investment directly in individual securities. Investments by an Underlying Fund in another series of the URF Trust may involve transaction costs, but not duplication of other fees and expenses, because the Underlying Fund Advisor and other service providers will waive fees or reimburse expenses to avoid such duplication.

An Underlying Fund's investments in any other series of the URF Trust, each of which invests primarily in one asset class (a "Core Series"), will be subject to the percentage limitations described above. To the extent that an Underlying Fund invests in the URF Trust's other series ("Other Series") and particular open-end investment companies other than the Core Series, the Underlying Fund will be subject to the percentage limitations described above and the Underlying Fund's investments in such other investment companies will be aggregated with its investments in the Other Series for purposes of these limitations.

         STRUCTURED SECURITIES. The Underlying Funds may invest a portion of their assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow of the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Underlying Funds anticipate investing typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Underlying Funds are permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured
Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Thus, an Underlying Fund's investments in Structured Securities will be limited by the Underlying Fund's prohibition on investing more than 15% of its net assets in illiquid securities.

         FOREIGN INVESTMENTS. Corporate Fund may invest in securities of foreign issuers that are not publicly traded in the United States, and of governmental and supranational entities (entities established or financially supported by national governments of two or more countries to promote reconstruction or development).

         Investing in foreign issuers involves risks, including those set forth in the Fund's Prospectus that are not typically associated with investing in U.S. issuers. There is generally less information available to the public about non-U.S. issuers and less government regulation and supervision of non-U.S.
stock  exchanges,  brokers  and listed  companies.

Non-U.S. companies are not subject to uniform global accounting, auditing and financial reporting standards, practices and requirements. Securities of some non-U.S. companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Securities trading practices abroad may offer less protection to investors. Settlement of transactions in some non-U.S. markets may be delayed or may be less frequent than in the United States, which could affect the liquidity of the Corporate Fund. Additionally, in some countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of securities, property or other assets of Corporate Fund, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. The Underlying Fund Advisor will take these factors into consideration in managing the Corporate Fund's investments. Corporate Fund reserves the right to invest a substantial portion of its assets in one or more countries if economic and business conditions warrant such investments.

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of the types of foreign securities purchased by the Corporate Fund. Payment of such interest equalization tax, if imposed, would reduce Corporate Fund's rates of return on investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to the Corporate Fund by U.S. issuers.

         BRADY BONDS. Corporate Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Bulgaria, Brazil, Costa Rica, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nicaragua, Nigeria, the Philippines, Poland, Russia, Uruguay, Panama, Peru and Venezuela. Brady Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. Corporate Fund will only invest in dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, and are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

         Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative. There can be no assurance that the Brady Bonds in which Corporate Fund invests will not be subject to restructuring or to requests for a new credit arrangement which may cause Corporate Fund to suffer a loss of interest or principal in any of its holdings.

         EURODOLLAR SECURITIES. The Underlying Funds may invest in Eurodollar securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States. Interest and dividends on Eurodollar securities are payable in U.S. dollars.

         ZERO COUPON AND DELAYED INTEREST SECURITIES. The Underlying Funds may invest in zero coupon or delayed interest securities which pay no cash income until maturity or a specified date when the securities begin paying current interest (the "cash payment date") and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and value at maturity. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities are generally more volatile and more likely to respond to changes in interest rates than the market prices of securities having similar maturities and credit qualities that pay interest periodically. Current federal income tax law requires that a holder of a zero coupon or delayed interest security report as income each year the portion of the original issue discount on such security (other than tax-exempt original issue discount) that accrues that year, even though the holder receives no cash payments of interest during the year.

Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Zero coupon securities include securities issued directly by the U.S. Treasury, and unmatured interest coupons and receipts for underlying principal ("coupons") of U.S. Treasury securities, which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and Certificate of Accrual on Treasuries ("CATs"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. The staff of the Commission does not consider such privately stripped obligations to be U.S. government securities, as defined in the 1940 Act.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the U.S. Treasury is known as "Separate Trading of Registered Interest and Principal of Securities" or "STRIPS." Under the STRIPS program, an Underlying Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury securities have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself. These stripped securities are also treated as zero coupon securities with original issue discount for federal tax purposes.

         PAY-IN-KIND BONDS. The Underlying Funds may invest in pay-in-kind bonds. Pay-in-kind bonds are securities which pay interest through the issuance of additional bonds. An Underlying Fund will be deemed to receive interest over the life of such bonds and be treated for federal income tax purposes as if interest were paid on a current basis, although no cash interest payments are received by the Underlying Fund until the cash payment date or until the bonds mature.

         MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES. The Underlying Funds may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The Underlying Funds may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations") and in other types of mortgage-related securities.

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA") is backed by GNMA and the full faith and credit of the U.S. government. These guarantees, however, do not apply to the market value of the Underlying Funds' shares. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs.

Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported by the issuer's right to borrow from the U.S. Treasury; while others, such as those issued by Fannie

Mae, are supported only by the credit of the issuer. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments.

Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. The Underlying Funds may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose an Underlying Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by an Underlying Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Underlying Fund, because the value of the mortgage-backed securities held by the Underlying Fund may not appreciate as rapidly as the price of noncallable debt securities.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). The Underlying Funds may invest in CMOs and REMICs. A CMO is a debt security on which interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or Fannie Mae, and their income streams. The Underlying Funds may also invest in CMO Floaters. A CMO Floater is a CMO where the coupon is reset each period at a specific spread over the London Interbank Offered Rate ("LIBOR") rate of interest.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

REMICs are similar to CMOs in that they issue multiple classes of securities. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code of 1986, as amended (the "Code"). The Underlying Funds will purchase only regular interests in REMICs. REMIC regular interests are treated as debt of the REMIC and income/discount thereon must be accounted for on the "catch-up method," using a reasonable prepayment assumption under the original issue discount rules of the Code.

         OTHER MORTGAGE-RELATED SECURITIES. The Underlying Funds may invest in other mortgage-related securities. The Underlying Fund Advisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The
mortgages   underlying  these
securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Underlying Fund Advisor will, consistent with each Underlying Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

         ASSET-BACKED SECURITIES. The Underlying Funds may invest a portion of their assets in debt obligations known as "asset-backed securities." The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as "pass through certificates" or "collateralized obligations." Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot adequately or in many cases, ever, be established.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issuance of asset-backed securities is generally based on historical credit information about the degree of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issuance of asset-backed securities.

         WHEN-ISSUED SECURITIES. The Underlying Funds may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. An Underlying Fund does not earn interest on such securities it has committed to purchase until they are paid for and delivered on the settlement date. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that the Underlying Funds will commit to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time an Underlying Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. The Underlying Fund Advisor does not believe that an Underlying Fund's net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

         LOANS OF PORTFOLIO SECURITIES. The Underlying Funds may lend portfolio securities to broker-dealers and financial institutions provided the following conditions are satisfied: (1) the loan is secured continuously by collateral in the form of cash or U.S. government securities marked-to-market daily and maintained in an amount at least equal to the current market value of the loaned securities; (2) after giving three business days' notice the applicable Underlying Fund may call the loan and receive the securities loaned; (3) the applicable Underlying Fund will receive any interest or dividends paid on the loaned securities; (4) the aggregate market value of securities loaned by the applicable Underlying Fund will not at any time exceed 33 1/3% of the total assets of such Underlying Fund; and (5) the Underlying Fund must pay only reasonable custodian fees in connection with the loan.

Collateral will consist of cash, U.S. government securities or other liquid assets permitted by the Commission. Loans of securities involve a risk that the borrower may fail to return the loaned securities or may fail to maintain the proper amount of collateral. Therefore, an Underlying Fund will enter into portfolio securities loans only after a review of all pertinent facts by the Advisor and the lending agent, subject to the overall supervision by the Board. Such reviews will be monitored on an ongoing basis. In addition, the lending agent is obligated to replace the loaned securities with a like amount of securities of the same issuer, class and denomination in the event the loaned securities are not returned by a borrower in accordance with the arrangements between the borrower and the lending agent. Creditworthiness of the borrower will be monitored on an ongoing basis by the Advisor or the lending agent. Cash received through loan transactions may be invested in any security in which the Underlying Fund is authorized to invest. Investing cash subjects that investment to market risk (i.e., capital appreciation or depreciation).

         BORROWING. The Underlying Funds are authorized to borrow money from time to time as a temporary measure for extraordinary purposes or to facilitate redemptions in amounts up to 33 1/3% of the value of each Underlying Fund's total assets. The Underlying Funds have no intention of increasing net income through borrowing. Any borrowing will be from a bank with the required asset coverage of at least 300%. In the event that such asset coverage falls below 300%, an Underlying Fund will, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings will be at least 300%.

The use of borrowing by an Underlying Fund involves special risks that may not be associated with other portfolios having similar objectives. Since substantially all the assets of the Underlying Funds fluctuate in value while the interest obligations remain fixed, an increase or decrease of the asset value per share of an Underlying Fund will be greater than would be the case if the Underlying Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, an Underlying Fund might have to sell portfolio securities in order to meet interest or principal payments, or to satisfy restrictions on borrowings, at a time when investment considerations would otherwise not favor such sales.

         LOAN PARTICIPATIONS AND ASSIGNMENTS. Corporate Fund may invest in fixed rate and floating rate loans ("Loans") arranged through private negotiations between an issuer and one or more financial institutions ("Lenders"). Corporate Fund's investment in Loans is expected in most instances to be in the form of participations in loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties.

Corporate Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, Corporate Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. Corporate Fund will acquire Participations only if the Lender interpositioned between Corporate Fund and the borrower is determined by the Underlying Fund Advisor to be creditworthy. When Corporate Fund purchases Assignments from Lenders, it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by Corporate Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Because there may be no liquid market for Participations and Assignments, Corporate Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and Corporate Fund's ability to dispose of particular Assignments or Participations when necessary to meet Corporate Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for Corporate Fund to assign a value to these securities for purposes of valuing Corporate Fund's portfolio and calculating its net asset value. To the extent that Corporate Fund cannot dispose of a Participation or Assignment in the ordinary course of business within seven days at approximately the value at which it has valued the

Participation or Assignment, it will treat the Participation or Assignment as illiquid and subject to its overall limit on illiquid investments of 15% of its net assets.

         OTHER INVESTMENT VEHICLES AVAILABLE TO THE UNDERLYING FUNDS. The Underlying Fund Board may, in the future, authorize an Underlying Fund to invest in securities other than those described herein or in the prospectus, provided such investment would be consistent with the applicable Underlying Fund's investment objective and would not violate any fundamental investment policies or restrictions applicable to such Underlying Fund. The investment policies described above, except for the discussion of percentage limitations with respect to portfolio lending transactions and borrowing, are not fundamental and may be changed by the Underlying Fund Board without the approval of the investors.

         INVESTMENT PRACTICES AVAILABLE TO THE UNDERLYING FUNDS. The Underlying Funds may buy and sell put and call options and may attempt to manage the overall risk of portfolio investments through hedging strategies, enhance income, or replicate a fixed income return by using swaps, options, or futures contracts. Hedging strategies may also be used in an attempt to manage the Underlying Funds' average durations and other risks of the Underlying Funds' investments which can affect fluctuations in the Underlying Funds' net asset values. The Underlying Funds intend to use such investment practices at the discretion of the Underlying Fund Advisor. A detailed discussion of these various investment practices, the limitations on the portion of the Underlying Funds' assets that may be used in connection with these investment practices and the risks associated with such investment practices is included in the Appendix of this SAI.

         LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The Trust and the URF Trust has filed a notice of eligibility for exclusion from the definition of "commodity pool operator" within the meaning provided in the Commodity Exchange Act ("CEA") and regulations promulgated thereunder by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. The Underlying Funds intend to comply with Section 4.5 of the regulations under the CEA.

         TEMPORARY AND DEFENSIVE INVESTMENTS; MONEY MARKET INVESTMENTS. When the Advisor or the Underlying Fund Advisor, as applicable, believes that unusual circumstances warrant a defensive posture, the Fund and the Underlying Funds may temporarily and without percentage limit hold cash and invest in money market instruments that pay taxable interest, including repurchase agreements. If the Fund or an Underlying Fund holds cash, the cash would not earn income and would reduce the Fund or the Underlying Fund's yield.

         YIELD FACTORS AND CREDIT RATINGS. The yield of a bond depends on a variety of factors, including general fixed income security market conditions, the financial condition of the issuer, the size of the particular offering, the maturity, credit quality and rating of the issue. The Underlying Funds may invest in bonds with a broad range of maturities, based on the Underlying Fund Advisor's judgment of current and future market conditions as well as other factors, such as the Underlying Funds' liquidity needs.

Generally, the longer the maturity of a bond, the higher the rate of interest paid and the greater the volatility.

         Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc. ("S&P"), and other nationally recognized statistical rating agencies ("rating agencies") are private services that provide ratings of the credit quality of bonds and certain other securities. A description of the ratings assigned to bonds by Moody's and S&P is included in the Appendix to this SAI. Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond's value of its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond's rating. Subsequent to a bond's purchase by an Underlying Fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Underlying Fund. The Underlying Funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

         DURATION. Duration is a measure of the expected life of a bond on a present value basis. Duration incorporates the bond's yield, coupon interest payments, final maturity and call features into one measure and is one of the fundamental tools used by the Underlying Fund Advisor in portfolio selection and yield curve positioning for an Underlying Fund's bond investments. Duration was developed as a more precise alternative to the concept "term to maturity." Traditionally, a bond's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until the scheduled final payment on the bond, taking no account of the pattern of payments prior to maturity.

         Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be made, and weights them by the present values of the cash to be received at each future point in time. For any bond with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending on its coupon and the level of market yields, a Treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.

         Duration allows the Underlying Fund Advisor to make certain predictions as to the effect that changes in the level of interest rates will have on the value of an Underlying Fund's portfolio of bonds. For example, when the level of interest rates increases by 1%, a bond having a positive duration of three years generally will decrease by approximately 3%. Thus, if the Underlying Fund Advisor calculates the duration of the Underlying Fund's portfolio of bonds as three years, it normally would expect the portfolio to change in value by approximately 3% for every 1% change in the level of interest rates. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than indicated in the above example. Moreover, in the case of mortgage-backed and other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of an Underlying Fund's portfolio of bonds may vary in relation to interest rates by a greater or lesser percentage than indicated by the above example.

         Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen portfolio duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

         There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, the Underlying Fund Advisor will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.

INVESTMENT LIMITATIONS OF THE FUND

         FUNDAMENTAL LIMITATIONS. The investment limitations set forth below are fundamental policies and may not be changed by the Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in the Fund's total assets will not be considered a violation. The Fund may not:

         (1) Purchase or sell real estate, except that the Fund may purchase or sell securities of real estate investment trusts;

         (2) Purchase or sell commodities, except that the Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts;

         (3) Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from: (a) making any permitted borrowings, loans or pledges; (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions; or (c) making short sales of securities up to 10% of the Fund's net assets to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof;

         (4) Make loans to other persons, except: (a) through the lending of its portfolio securities; (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans for investment purposes in accordance with its investment objectives and policies; and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

         (5) Borrow money in excess of 33 1/3% of the value of its assets, except as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. All borrowings will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required; and

         (6) Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when selling its own shares.


The  Underlying  Funds  may  have  different   fundamental  and  non-fundamental
limitations from those of the Fund.

                ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

         The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and the Fund.

         The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with UBS Global AM are listed below. None of the Trustees is an "interested person" (as defined in the 1940 Act) of the Trust. The Trustees may be referred to herein as "Independent Trustees."

         INDEPENDENT TRUSTEES


                                                TERM OF
                                               OFFICE (1)                                   NUMBER OF
                               POSITION(S)     AND LENGTH           PRINCIPAL           PORTFOLIOS IN FUND             OTHER
                                HELD WITH       OF TIME           OCCUPATION(S)          COMPLEX OVERSEEN          DIRECTORSHIPS
     NAME, ADDRESS & AGE          TRUST         SERVED         DURING PAST 5 YEARS         BY TRUSTEE             HELD BY TRUSTEE
    ---------------------         -----         -------        -------------------         ----------             ---------------
Walter E. Auch; 83             Trustee        Since 2002      Mr. Auch is retired    Mr. Auch is a trustee       Mr. Auch is a
6001 N. 62nd Place                                            (since 1986).          of three investment         Trustee of
Paradise Valley, AZ 85253                                                            companies                   Advisors Series
                                                                                     (consisting of 48           Trust (16
                                                                                     portfolios) for which       portfolios); Smith
                                                                                     UBS Global AM or            Barney Fund
                                                                                     one of its affiliates       Complex (27
                                                                                     serves as investment        portfolios);
                                                                                     advisor, sub-advisor        Nicholas
                                                                                     or manager.                 Applegate
                                                                                                                 Institutional
                                                                                                                 Funds (19
                                                                                                                 portfolios).

Adela Cepeda; 46               Trustee        Since 2004      Ms. Cepeda is          Ms. Cepeda is a             Ms. Cepeda is a
A.C. Advisory, Inc.                                           founder and            director or trustee of      director of Lincoln
161 No. Clark Street,                                         president of A.C.      four investment             National Income
Suite 4975                                                    Advisory, Inc.         companies (consisting       Fund, Inc. and
Chicago, Illinois 60601                                       (since 1995).          of 48 portfolios) for       Lincoln National
                                                                                     which UBS Global            Convertible
                                                                                     AM or one of its            Securities Fund,
                                                                                     affiliates serves as        Inc. She is also a
                                                                                     investment advisor,         Director of
                                                                                     sub-advisor or              Amalgamated
                                                                                     manager.                    Bank of Chicago
                                                                                                                 (2003) and Wyndham
                                                                                                                 International, Inc.
                                                                                                                 (2004).

                                                TERM OF
                                               OFFICE (1)                                   NUMBER OF
                               POSITION(S)     AND LENGTH           PRINCIPAL           PORTFOLIOS IN FUND             OTHER
                                HELD WITH       OF TIME           OCCUPATION(S)          COMPLEX OVERSEEN          DIRECTORSHIPS
     NAME, ADDRESS & AGE          TRUST         SERVED         DURING PAST 5 YEARS         BY TRUSTEE             HELD BY TRUSTEE
    ---------------------         -----         -------        -------------------         ----------             ---------------
Frank K. Reilly; 68            Chairman       Since 2002      Mr. Reilly is a        Mr. Reilly is a director    Mr. Reilly is a
Mendoza College                and Trustee                    Professor at the       or trustee of four          Director of
of Business                                                   University of Notre    investment                  Discover Bank;
University of                                                 Dame since 1982.       companies                   Morgan Stanley
Notre Dame                                                                           (consisting of 48           Trust, FSB.
Notre Dame, IN                                                                       portfolios) for which
46556-5646                                                                           UBS Global AM or
                                                                                     one of its affiliates
                                                                                     serves as investment
                                                                                     advisor, sub-advisor
                                                                                     or manager.

Edward M. Roob; 70             Trustee        Since 2002      Mr. Roob is retired    Mr. Roob is a               Mr. Roob is a
841 Woodbine Lane                                             (since 1993). He       director or trustee of      Trustee of the
Northbrook, IL 60002                                          was a Committee        four investment             AHA Investment
                                                              Member of the          companies                   Funds (6
                                                              Chicago Stock          (consisting of 48           portfolios).
                                                              Exchange from          portfolios) for which
                                                              1993-1999.             UBS Global AM or
                                                                                     one of its affiliates
                                                                                     serves as investment
                                                                                     advisor, sub-advisor
                                                                                     or manager.

J. Mikesell Thomas, 53         Trustee        Since 2004      Mr. Thomas is          Mr. Thomas is a             Mr. Thomas is a
Federal Home Loan                                             President and CEO      director or trustee of      director and
Bank of Chicago                                               of the Federal Home    four investment             chairman of the
111 East Wacker Drive                                         Loan Bank of           companies (consisting       Finance
Chicago, Illinois 60601                                       Chicago (since         of 48 portfolios) for       Committee for
                                                              2004).  Mr. Thomas     which UBS Global            Evanston
                                                              was an independent     AM or one of its            Northwestern
                                                              financial advisor      affiliates serves as        Healthcare. He is
                                                              (2001-2004). He        investment advisor,         also a vice
                                                              was a managing         sub-advisor or              president of the
                                                              director of Lazard     manager.                    Board of Trustees
                                                              Freres & Co. (1995-                                for Mid-Day Club.
                                                              2001).


----------
(1) Each Trustee holds office for an indefinite term.

<

         OFFICERS

                                                       TERM OF
                                                     OFFICE+ AND
                              POSITION (S) HELD       LENGTH OF
     NAME, ADDRESS & AGE        WITH THE TRUST        TIME SERVED                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
    ---------------------       --------------       ------------               ----------------------------------------------------
W. Douglas Beck*; 37            Vice President       Since 2003                 Mr. Beck is an executive director and head of mutual
                                                                                fund  product  management  of UBS  Global  AM (since
                                                                                2002).  From March 1998 to  November  2002,  he held
                                                                                various  positions at Merrill Lynch, the most recent
                                                                                being first vice  president  and  co-manager  of the
                                                                                managed  solutions group. Mr. Beck is vice president
                                                                                of  20  investment   companies   (consisting  of  76
                                                                                portfolios)  for which UBS Global AM  (Americas)  or
                                                                                one of its affiliates serves as investment  advisor,
                                                                                sub-advisor or manager.


Rose Ann Bubloski*; 37        Vice President        Since 2004                  Ms. Bubloski is an  associate director  and a senior
                              and Assistant                                     manager of the mutual fund finance department of UBS
                              Treasurer                                         Global  AM.  Ms.  Bubloski  is  vice  president  and
                                                                                assistant  treasurer  of four  investment  companies
                                                                                (consisting of 43  portfolios)  for which UBS Global
                                                                                AM  (Americas)  or one of its  affiliates  serves as
                                                                                investment advisor, sub-advisor or manager.


Michael J. Calhoun**; 37      Assistant             Since 2004                  Mr. Calhoun  is  an  Associate  Director,  Associate
                              Secretary                                         General  Counsel,  and  Assistant  Secretary  of UBS
                                                                                Global  AM  (Americas)  since  2004.  He is  also an
                                                                                Assistant  Secretary of UBS Global Asset  Management
                                                                                Trust  Company  since 2004.  He was an  Associate at
                                                                                Seyfarth  Shaw LLP,  a law  firm,  during  2003;  an
                                                                                Associate at D'Ancona & Pflaum LLC, a law firm, from
                                                                                2000-2003;  a Summer  Associate at D'Ancona & Pflaum
                                                                                LLC during 1999; and a Projects Assistant for Active
                                                                                Temporary Services, Inc. from 1994-1997. Mr. Calhoun
                                                                                attended  Loyola  University  Chicago  School of Law
                                                                                from 1997-2000.  Mr. Calhoun is assistant  secretary
                                                                                of  four  investment  companies  (consisting  of  43
                                                                                portfolios)  for which UBS Global AM  (Americas)  or
                                                                                one of its affiliates serves as investment  advisor,
                                                                                sub-advisor or manager.

Mary Capasso**; 33            Assistant             Since 2004                  Ms.  Capasso  is  an  Associate  Director, Assistant
                              Secretary                                         General  Counsel  and  Assistant  Secretary  of  UBS
                                                                                Global Asset Management  since 2003.  Previously Ms.
                                                                                Capasso  was  employed  at  Van  Kampen  Investments
                                                                                (1998-2000) and Bell, Boyd & Lloyd LLC  (2000-2003).
                                                                                Ms.   Capasso  is   assistant   secretary   of  four
                                                                                investment  companies  (consisting of 42 portfolios)
                                                                                for which UBS  Global  AM  (Americas)  or one of its
                                                                                affiliates serves as investment advisor, sub-advisor
                                                                                or manager.

                                                       TERM OF
                                                     OFFICE+ AND
                              POSITION (S) HELD       LENGTH OF
     NAME, ADDRESS & AGE        WITH THE TRUST        TIME SERVED                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
    ---------------------       --------------       ------------               ----------------------------------------------------
James Capezzuto*; 41          Vice President        Since 2004                  Mr.  Capezzuto  is  director  and  assistant general
                              and Assistant                                     counsel  at  UBS  Global  AM  (since 2004). Prior to
                              Secretary                                         joining UBS Global AM, he was senior vice president,
                                                                                senior  compliance  manager at Bank of America (from
                                                                                2003-2004).  Prior to that he was general counsel at
                                                                                Steinberg  Priest & Sloane  and prior to that he was
                                                                                director  and  senior   counsel  at  Deutsche  Asset
                                                                                Management  (1996-2002).  Mr.  Capezzuto  is a  vice
                                                                                president and  assistant  secretary of 20 investment
                                                                                companies  (consisting of 76  portfolios)  for which
                                                                                UBS Global AM  (Americas)  or one of its  affiliates
                                                                                serves  as  investment   advisor,   sub-advisor   or
                                                                                manager.

Thomas Disbrow*; 39           Vice President        Since 2004                  Mr.  Disbrow  is  a  director  and  a co-head of the
                              and Assistant                                     mutual  fund  finance  department  of UBS Global AM.
                              Treasurer                                         Prior to November  1999, he was a vice  president of
                                                                                Zweig/Glaser Advisers. Mr. Disbrow is vice president
                                                                                and treasurer of 16 investment companies (consisting
                                                                                of 34  portfolios)  and vice president and assistant
                                                                                treasurer of four investment  companies  (consisting
                                                                                of 42 portfolios) for which UBS Global AM (Americas)
                                                                                or  one  of  its  affiliates  serves  as  investment
                                                                                advisor, sub-advisor or manager.


Mark F. Kemper**; 46          Vice President        Since 2002                  Mr. Kemper is general counsel  of  UBS  Global Asset
                              and Secretary                                     Management - Americas region (since July 2004).  Mr.
                                                                                Kemper is also an  executive  director of UBS Global
                                                                                AM  (Americas)  and was its deputy  general  counsel
                                                                                from July 2001 to July 2004.  He has been  secretary
                                                                                of UBS Global AM (Americas) since 1999 and assistant
                                                                                secretary  of  UBS  Global  Asset  Management  Trust
                                                                                Company  since 1993.  Mr. Kemper is secretary of UBS
                                                                                Global AM (since 2004). Mr. Kemper is vice president
                                                                                and secretary of 20 investment companies (consisting
                                                                                of 76 portfolios) for which UBS Global AM (Americas)
                                                                                or  one  of  its  affiliates  serves  as  investment
                                                                                advisor, sub-advisor or manager.


Joseph T. Malone*; 38         Vice President,       Since 2004                  Mr. Malone is a director and a co-head of the mutual
                              Treasurer and                                     fund  finance  department  of  UBS  Global  AM. From
                              Principal Accounting                              August 2000 through June 2001,  he was controller at
                              Officer                                           AEA  Investors  Inc. From March 1998 to August 2000,
                                                                                Mr.  Malone  was a  manager  within  the  investment
                                                                                management services of  PricewaterhouseCoopers  LLC.
                                                                                Mr.  Malone  is the  vice  president  and  assistant
                                                                                treasurer of 16 investment companies  (consisting of
                                                                                33  portfolios)  and vice  president,  treasurer and
                                                                                principal  accounting  officer  of  four  investment
                                                                                companies  (consisting of 43  portfolios)  for which
                                                                                UBS Global AM  (Americas)  or one of its  affiliates
                                                                                serves  as  investment   advisor,   sub-advisor   or
                                                                                manager.

                                                       TERM OF
                                                     OFFICE+ AND
                              POSITION (S) HELD       LENGTH OF
     NAME, ADDRESS & AGE        WITH THE TRUST        TIME SERVED                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
    ---------------------       --------------       ------------               ----------------------------------------------------
Joseph McGill*; 42            Vice President        Since 2004                  Mr.  McGill  is  executive  director  and chief com-
                              and Chief                                         pliance officer at UBS Global AM (since 2003). Prior
                              Compliance Officer                                to joining UBS Global AM, he was  Assistant  General
                                                                                Counsel at J.P. Morgan  Investment  Management (form
                                                                                1999-2003). Mr. McGill is a vice president and chief
                                                                                compliance  officer  for  20  investment   companies
                                                                                (consisting of 75  portfolios)  for which UBS Global
                                                                                AM  (Americas)  or one of its  affiliates  serves as
                                                                                investment advisor, sub-advisor or manager.


Joseph A. Varnas*; 37         President             Since 2002                  Mr.  Varnas  is a  managing  director  (since  March
                                                                                2003),  global head of  information  technology  and
                                                                                operations  (since  March  2004) and head of product
                                                                                management-Americas  (since  November  2002)  of UBS
                                                                                Global AM. He was head of  technology  of UBS Global
                                                                                AM from  November  2002 to March 2004.  From 2000 to
                                                                                2001,  he was  manager  of  product  development  in
                                                                                Investment  Consulting  Services  at  UBS  Financial
                                                                                Services Inc. Mr. Varnas was a senior analyst in the
                                                                                Global  Securities  Research and Economics  Group at
                                                                                Merrill  Lynch  from  1995 to 1999.  Mr.  Varnas  is
                                                                                president of 20 investment companies  (consisting of
                                                                                76 portfolios) for which UBS Global AM (Americas) or
                                                                                one of its affiliates serves as investment  advisor,
                                                                                sub-advisor or manager.


Keith A. Weller*; 43          Vice President        Since 2004                  Mr.  Weller  is  a  director  and  associate general
                              and Assistant                                     counsel  of  UBS  Global  AM.  Mr.  Weller is a vice
                              Secretary                                         president and  assistant  secretary of 20 investment
                                                                                companies  (consisting of 76  portfolios)  for which
                                                                                UBS Global AM  (Americas)  or one of its  affiliates
                                                                                serves  as  investment   advisor,   sub-advisor   or
                                                                                manager.


Joseph Allessie*; 39          Vice President        Since 2005                  Mr.  Allessie  is  director  and  associate  general
                              and Assistant                                     counsel  at  UBS  Global  AM  (since 2005). Prior to
                              Secretary                                         joining UBS Global AM he was senior  vice  president
                                                                                and general counsel of Kenmar  Advisory Corp.  (from
                                                                                2004-2005).  Prior to that Mr.  Allessie was general
                                                                                counsel and  secretary  of Global  Asset  Management
                                                                                (USA)  Inc.,  GAM  Investments,  GAM  Services,  GAM
                                                                                Funds,  Inc.  and the GAM Avalon Funds (from 1999 to
                                                                                2004).  Prior  to  joining  GAM,  Mr.  Allessie  was
                                                                                Regulatory   Officer  to  the  State  of  NewJersey,
                                                                                Department  of Law  and  Public  Safety,  Bureau  of
                                                                                Securities  (from 1993 to 1999).  Mr.  Allessie is a
                                                                                vice   president  and  assistant   secretary  of  20
                                                                                investment  companies  (consisting of 75 portfolios)
                                                                                for  which UBS  Global  AM or one of its  affiliates
                                                                                serves  as  investment   advisor,   sub-advisor   or
                                                                                manager.


----------------

*    This  person's  business  address  is 51 West 52nd  Street,  New  York,  NY
     10019-6114.

**   This  person's  business  address is One North Wacker  Drive,  Chicago,  IL
     60606.

+ Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.

                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                     IN ALL REGISTERED INVESTMENT COMPANIES
                   OVERSEEN BY TRUSTEE FOR WHICH UBS GLOBAL AM
                              DOLLAR RANGE OF EQUITY                     OR AN AFFILIATE SERVES AS
          TRUSTEE              SECURITIES IN TRUST(+)           INVESTMENT ADVISOR, SUB-ADVISOR OR MANAGER(+)
          -------               ------------------             ----------------------------------------------
INDEPENDENT
TRUSTEES
Walter E. Auch                         None                                  $10,001 - $50,000
Adela Cepeda                           None                                  $10,001 - $50,000
Frank K. Reilly                        None                                    over $100,000
Edward M. Roob                         None                                    over $100,000
J. Mikesell Thomas                     None                                        None

(+) Information regarding ownership is as of December 31, 2004.

          INFORMATION ABOUT INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES
         ISSUED BY UBS GLOBAL AM OR ANY COMPANY CONTROLLING, CONTROLLED
                  BY OR UNDER COMMON CONTROL WITH UBS GLOBAL AM

         As of December 31, 2004, the Independent Trustees did not own any securities issued by UBS Global AM or any company controlling by or under common control with UBS Global AM.


                               COMPENSATION TABLE

                                         ANNUAL
                                        AGGREGATE                TOTAL
                                      COMPENSATION           COMPENSATION
                                    FROM UBS GLOBAL        FOR THE TRUST AND
                                    AM ON BEHALF OF          FUND COMPLEX
      NAME AND POSITION HELD           THE TRUST(1)        PAID TO TRUSTEES(2)
   ----------------------------   --------------------    -------------------
Walter E. Auch, Trustee                   $3,797                $57,747(2)
Adela Cepeda3, Trustee                    $3,699                $56,456(2)
Frank K. Reilly, Trustee                  $3,667                $63,784(2)
Edward M. Roob, Trustee                   $3,667                $63,784(2)
J. Mikesell Thomas3, Trustee              $3,824                $49,956(2)


(1) Represents fees paid to each board member for the fiscal year ended December 31, 2004.

(2) This amount represents the aggregate amount of compensation paid to the Trustees for service on the Board of Directors/Trustees of one (with regard to Ms. Cepeda and Mr. Thomas), three (with regard to Mr. Auch) and four (with regard to Messrs. Reilly and Roob) other investment companies managed by UBS Global AM or an affiliate for the fiscal year ending December 31, 2004. No fund within the UBS Fund complex has a bonus, pension, profit sharing or retirement plan.

(3) Ms. Cepeda and Mr. Thomas were elected to the Board of Trustees on March 29, 2004.

No officer or Trustee of the Trust who is also an officer or employee of the Advisor receives any compensation from the Funds for services to the Funds. Prior to July 1, 2004, UBS Global AM, on behalf of the Trust, paid each Independent Trustee a fee of $6,000 per year, plus $300 per Fund per meeting. As of July 1, 2004, each Independent Trustee receives, in the aggregate from the UBS Global AM family of funds, an annual retainer of $30,000 for serving as a Board member, a $2,000 retainer for serving as an Audit Committee member, and a $2,000 retainer for serving as a Nominating, Compensation and Governance Committee member. The foregoing fees will be allocated among all such funds as follows: (i) one-half of the expense will be allocated PRO RATA based on the funds' relative net assets at the end of the calendar quarter preceding the date of payment; and (ii) one-half of the expense will be allocated equally according to the number of such funds (i.e., expenses divided by the number of funds). Each Independent Trustee will receive $300 per Fund for each regular Board meeting (and each in-person special meeting) actually attended from the Trust. The Trust reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at Board meetings. UBS Global AM pays all fees owed to the Independent Trustees on behalf of the Trust.

Each Trustee sits on the Trust's Audit Committee, which has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust's independent registered public accounting firm; (ii) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of the Fund's financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust's independent registered public accounting firm and the full Board. The Audit Committee met four times during the fiscal year ended December 31, 2004.


Each Trustee sits on the Trust's Nominating, Compensation and Governance Committee, which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) review Board governance procedures and recommend any appropriate changes to the full Board; (iii) periodically review Independent Board member compensation and recommend any changes to the Independent members as a group; and (iv) make recommendations to the full Board for nominations for membership on all committees, review all committee assignments annually and periodically review the responsibilities and need for all committees of the Board.

The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, 12 of 1% or more of the Trust's outstanding shares and (ii) has been a shareholder of at least 12 of 1% of the Trust's total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Walter Auch, care of the Secretary of the Trust at UBS Global Asset Management, One North Wacker Drive, Chicago, Illinois 60606 and indicate on the envelope "Nominating Committee." The Qualifying Fund

Shareholder's letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each class and series of shares of the Trust which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee's resume or curriculum vitae. The Qualifying Fund Shareholder's letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.


The Nominating, Compensation and Governance Committee met two times during the fiscal year ended December 31, 2004.


There is not a separate Investment Committee. Items pertaining to this Committee are submitted to the full Board.


            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


As of April 1, 2005, none of the Trustees or officers of the Fund beneficially owned any of the outstanding shares of the Fund.

As of April 1, 2005, management is not aware of any person who beneficially owns 5% or more of the fund's shares.

         INVESTMENT ADVISORY, ADMINISTRATION, PRINCIPAL UNDERWRITING AND
                           OTHER SERVICE ARRANGEMENTS

ADVISOR

UBS Global AM manages the assets of the Fund pursuant to its investment advisory agreement with the Trust on behalf of the Fund (the "Agreement"). UBS Global AM is the Fund's investment advisor and administrator.

         Pursuant to its Agreement with the Trust, on behalf of the Fund, UBS Global AM does not receive a fee from the Fund for providing investment advisory services. Although the Fund does not compensate UBS Global AM directly for its services under the Agreement, UBS Global AM may benefit from the Fund being an investment option in a wrap program sponsored by UBS Global AM or certain other programs advised or sub-advised by UBS Global AM or its affiliates. UBS Global AM is responsible for paying expenses it incurs in providing advisory services as well as the following expenses: (1) the fees and expenses of the Trust's
Non-Interested Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with UBS Global AM; (3) interest expenses; (4) taxes and governmental fees; (5) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (6) auditing and legal costs; (7) insurance premiums; (8) fees and expenses of the Trust's custodian, administrative and transfer agent and any related services; (9) expenses of obtaining quotations of the Fund's portfolio securities and of pricing the Fund's shares; (10) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (11) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and (12) fees and expenses of membership in industry organizations.

         In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard by UBS Global AM of its obligations and duties under the Agreement, UBS Global AM shall not be subject to any liability whatsoever to the Fund, or to any shareholder of the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Agreement, including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of the Fund. The Agreement terminates automatically upon its assignment and is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Fund's outstanding voting securities, on 60 days' written notice to UBS Global AM or by UBS Global AM on 60 days' written notice to the Trust.

         At the organizational meeting of the Trust's Board of Trustees, the Trustees considered and approved the Agreement between UBS Global AM and the Trust on behalf of the Fund for an initial two-year period. In considering the approval of the Agreement, the Trustees analyzed the nature, quality and scope of the services to be provided by UBS Global AM, the revenues projected to be received and expenses projected to be incurred by UBS Global AM in performing the services required under the Agreement and the cost allocation methods used in calculating such expenses. The Trustees also evaluated: (i) the relevant investment advisory personnel at UBS Global AM, UBS Global AM's in-house research capabilities, as well as other resources available to UBS Global AM's personnel, including research services available to UBS Global AM as a result of securities transactions effected for UBS Global AM's investment advisory clients; and (ii) the procedures of UBS Global AM to ensure compliance with the Fund's investment restrictions, relevant tax and reporting requirements, as well as the procedures of UBS Global AM with respect to possible conflicts of interest, including UBS Global AM's code of ethics, trade allocation procedures for its various investment advisory clients, and best execution procedures.

         The Trustees gave substantial consideration to the fact that UBS Global AM will not be compensated by the Fund under the Agreement. In this regard, the Trustees considered both UBS Global AM's role as investment advisor to the Fund and sponsor to the wrap fee program for which the Fund is an investment option. The Trustees also evaluated the research services available to UBS Global AM by reason of brokerage commissions from other funds. Based on these considerations and the overall high-quality of the personnel, operations, financial condition, investment advisory capabilities and methodologies of UBS Global AM, the Trustees concluded that, while no advisory fee is to be paid under the Agreement, the scope and quality of the services to be provided to the Fund by UBS Global AM were consistent with the Fund's operational requirements and sufficient to approve the Agreement between the Trust and UBS Global AM.


         PORTFOLIO MANAGER. UBS Global AM's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. John A. Penicook is the lead portfolio manager for the Fund.

         The following table provides information relating to other accounts managed by Mr. Penicook as of December 31, 2004:

                                     REGISTERED      OTHER POOLED
                                     INVESTMENT       INVESTMENT       OTHER
                                     COMPANIES         VEHICLES       ACCOUNTS
                                     ----------      ------------     --------
Number of Accounts Managed               23               11           100*

Number of Accounts Managed with
Performance-Based Advisory Fees         None             None          None

Assets Managed (in millions)           $27,883          $2,110        $14,638

Assets Managed with Performance-
Based Advisory Fees (in millions)       None             None          None

* approximately

         The management of the Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the Fund. The portfolio manager and his team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio,
including  where  possible,   those  accounts  that  have  specific
investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

         If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

         The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Fund have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

         The compensation received by portfolio managers at UBS Global AM, including Mr. Penicook, includes a base salary and incentive compensation based on their personal performance. UBS Global AM's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global AM's clients. Overall compensation can be grouped into four categories:

         o    Competitive   salary,    benchmarked   to   maintain   competitive
              compensation opportunities.

         o Annual bonus, tied to individual contributions and investment performance.

         o UBS equity awards, promoting company-wide success and employee retention.

         o Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

         BASE SALARY is used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

         ANNUAL BONUSES are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global AM strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns the investment professionals' interests with those of UBS Global AM's clients.

         UBS AG EQUITY. Senior investment professionals, such as Mr. Penicook, may receive a portion of their annual performance-based incentive in the form of deferred or restricted

UBS AG shares or employee stock options. UBS Global AM believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

         Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global AM feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

         PARTNERSHIP INCENTIVE PROGRAM (PIP). Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid- to longer-term, the program offers significant compensation opportunities for UBS Global AM's senior staff. Mr. Penicook is eligible for this program.

         As of the date of this SAI, Mr. Penicook did not own shares of the Fund.


ADMINISTRATIVE, ACCOUNTING AND CUSTODY SERVICES


         ADMINISTRATIVE AND ACCOUNTING SERVICES. UBS Global AM serves as administrator to the Trust. As administrator, UBS Global AM supervises and manages all aspects of the Trust's operations. Under the Administration Contract, UBS Global AM will not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Trust, the Trust or any of its shareholders in connection with the performance of the Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Administration Contract is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Fund's outstanding voting securities, on 60 days' written notice to UBS Global AM, or by UBS Global AM on 60 days' written notice to the Trust. J.P. Morgan Investors Services Co. ("J.P. Morgan") provides accounting, portfolio valuation services and certain administrative services for the Fund under a Multiple Services Agreement between the Trust and J.P. Morgan. J.P. Morgan is located at 73 Tremont Street, Boston, MA 02108-3913 and is a corporate affiliate of JPMorgan Chase Bank ("JPMorgan Chase"). UBS Global AM does not charge the Fund a fee for providing administrative services to the Fund. UBS Global AM pays J.P. Morgan for the services that it provides under the Multiple Services Agreement. For the period October 8, 2003 to December 31, 2003 and the fiscal year ended December 31, 2004, UBS Global AM paid J.P. Morgan $0 for administrative and accounting services.


         TRANSFER AGENCY-RELATED SERVICES. PFPC Inc. ("PFPC"), a subsidiary of PNC Bank, N.A., serves as the Fund's transfer agent. UBS Global AM (not the
Fund) pays PFPC for services it provides to the Fund. PFPC has delegated certain transfer agency related services to UBS Global AM. UBS Global AM does not charge the Fund for the costs it incurs in providing these services. PFPC, the Fund's transfer agent (not the Fund), pays UBS Global AM for certain transfer agency-related services that PFPC has delegated to UBS Global AM. PFPC is located at 760 Moore Road, King of Prussia, PA 19406.

         CUSTODY SERVICES. JPMorgan Chase, located at 270 Park Avenue, New York, New York 10017 provides custodian services for the securities and cash of the Fund. The custody fee schedule is based primarily on the net amount of assets held during the period for which payment is being made plus a per-transaction fee for transactions during the period. UBS Global AM pays JPMorgan Chase for the custodian services it provides to the Fund.

PRINCIPAL UNDERWRITING ARRANGEMENTS

         UBS Global AM (the "Underwriter") acts as the principal underwriter of the shares of the Fund pursuant to a Principal Underwriting Contract with the Trust ("Principal Underwriting Contract"). The Principal Underwriting Contract requires the Underwriter to use its best efforts, consistent with its other businesses, to sell shares of the Fund.

PERSONAL TRADING POLICIES. The Trust and UBS Global AM, the Fund's investment advisor, administrator and underwriter, have adopted a code of ethics under rule 17j-1 of the 1940 Act. The Code of Ethics establishes standards by which certain personnel covered by the rule may invest in securities that may be purchased or held by the Fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

PROXY VOTING POLICIES. The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to UBS Global AM.

         The proxy voting policy of UBS Global AM is based on its belief that voting rights have economic value and must be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies issuing securities held by its clients to act as stewards of the financial assets of the company, to exercise good judgment and practice diligent oversight with the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM's proxy voting policy.

         When UBS Global AM's view of a company's management is favorable, UBS Global AM generally supports current management initiatives. When UBS Global AM's view is that changes to the management structure would probably increase shareholder value, UBS Global AM may not support existing management proposals. In general, UBS Global AM: (1) opposes proposals which act to entrench management; (2) believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience; (3) opposes structures which impose financial constraints on changes in control; (4) believes remuneration should be commensurate with responsibilities and performance; and (5) believes that appropriate steps should be taken to ensure the independence of auditors.

         UBS Global AM has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates' client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing our proxy votes. Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, its appropriate local corporate governance committee is required to review and agree to the manner in which such proxy is voted.

         You may obtain information about the Fund's proxy voting decisions during the most recent 12-month period ended June 30, without charge, online on the Fund's website www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's website (http://www.sec.gov).

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

INTRODUCTION. UBS Global AM and the Trust's Board of Trustees have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of the Fund. The Trust's policy with respect to the release of portfolio holdings is to only release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Trust will not make available to anyone outside of UBS Global Asset Management non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

The portfolio holdings disclosure policies and procedures require that the UBS Global AM Legal and Compliance Departments address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of the Fund's portfolio holdings is for a legitimate business purpose and in the best interest of a Fund's shareholders prior to an officer of the Trust or an attorney in the UBS Global AM Legal Department authorizing the disclosure of portfolio holdings. The UBS Global AM Legal and Compliance Departments will periodically review how the Fund's portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM affiliates, fiduciaries, and broker-dealers to ensure that such use is for legitimate business reasons and in the best interests of the Fund's shareholders.

The Trust's Board of Trustees exercises continuing oversight of the disclosure of Fund portfolio holdings by (i) overseeing the implementation and enforcement of the portfolio holdings disclosure policies and procedures, the Trust's code of ethics, policies and procedures regarding the misuse of inside information by the chief compliance officer of the Trust, (ii) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (iii) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. UBS Global AM and the board reserve the right to amend the Trust's policies and procedures regarding the disclosure of portfolio holdings of the Fund at any time and from time to time without prior notice in their sole discretion.

DISCLOSURE OF COMPLETE PORTFOLIO HOLDINGS TO SERVICE PROVIDERS SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS. UBS Global AM, for legitimate business purposes, may disclose complete portfolio holdings of the Fund at times it deems necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical or consulting services and other third parties that provide services (collectively, "Service Providers") to UBS Global Asset Management and/or the Fund.

Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information, pursuant to the terms of the service agreement between the Service Provider and the Trust or UBS Global AM. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Fund and its shareholders, and the legitimate business purposes served by such disclosure. Disclosure of complete portfolio holdings to a Service Provider must be authorized by a Fund officer or by an attorney in the UBS Global Asset Management Legal Department.

As of the date of this SAI, the specific Service Providers with whom the Trust has arrangements to provide portfolio holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the Fund are:

         JP Morgan Chase Bank, the Fund's Custodian, receives portfolio holdings information daily on a real-time basis.

         Ernst & Young LLP, the Fund's independent registered public accounting firm, receives portfolio holdings information on an annual and semi-annual basis, for reporting purposes. There is 30 day lag between the date of portfolio holding information and the date on which the information is disclosed to Ernst & Young. Ernst & Young also receives portfolio holdings information once a year at a month-end for annual audit purposes. In this case, there is no lag between the date of the portfolio holding information and the date on which the information is disclosed to Ernst & Young.

DISCLOSURE  OF  COMPLETE  PORTFOLIO  HOLDINGS  TO UBS  GLOBAL  ASSET  MANAGEMENT
AFFILIATES AND CERTAIN FIDUCIARIES SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS. Complete portfolio holdings of the Fund may be disclosed between and among the following persons (collectively, "Affiliates and Fiduciaries") for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons' continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Trust's and/or UBS Global Asset Management code of ethics, the Trust's policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to the codes of ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment adviser, distributor, administrator, transfer agent or custodian to the Fund; (iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS Global Asset Management or the Fund; (iv) an investment adviser to whom complete portfolio holdings are disclosed for due diligence purposes when the adviser is in merger or acquisition talks with the Fund's current adviser; and (v) a newly hired investment adviser or sub-adviser to whom complete portfolio holdings are disclosed prior to the time it commences its duties.


The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by such Affiliates and Fiduciaries based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders, and the legitimate business purposes served by such disclosure.

DISCLOSURE OF PORTFOLIO HOLDINGS TO BROKER-DEALERS IN THE NORMAL COURSE OF MANAGING FUND ASSETS. An investment adviser, administrator or custodian for the Fund may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising the Fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer's legal obligation not to use or disclose material nonpublic information concerning the Funds' portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of the Funds' or their agents. The Fund has not given its consent to any such use or disclosure and no person or agent of UBS Global Asset Management is authorized to give such consent except as approved by the Trust's Board of Trustees. In the event consent is given to disclose portfolio holdings to a broker-dealer, the frequency with which the portfolio holdings may be disclosed to a broker-dealer, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the broker-dealer, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders, and the legitimate business purposes served by such disclosure.

DISCLOSURE OF NON-MATERIAL INFORMATION. Policies and procedures regarding non-material information permit officers of the Trust, UBS Global Asset Management Fund portfolio managers and senior officers of UBS Global AM Finance, Compliance and Legal Departments (collectively, "Approved Representatives") to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the Fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of the Fund that occurred after the most recent calendar-quarter end (recent portfolio changes) to any person if such information does not constitute material nonpublic information.

An Approved Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. UBS Global Asset Management believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning the Fund. Nonexclusive examples of commentary and analysis about the Fund include (i) the allocation of the Fund's portfolio holdings and other investment positions among various asset classes, sectors, industries and countries, (ii) the characteristics of the stock and bond components of the Fund's portfolio holdings and other investment positions,
(iii) the attribution of Fund returns by asset class, sector, industry and country, and (iv) the volatility characteristics of the Fund. An Approved Representative may in its sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

"Approved Representatives" include persons employed by or associated with UBS Global Asset Management who have been authorized by the UBS Global Asset Management Legal Department to disclose recent portfolio changes and/or
commentary  and  analysis  in  accordance  with  the  applicable   policies  and
procedures.

DISCLOSURE OF PORTFOLIO HOLDINGS AS REQUIRED BY APPLICABLE LAW. Fund portfolio holdings and other investment positions comprising a Fund shall be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Fund portfolio holdings (i) in a filing or submission with the SEC or another regulatory body, (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (iii) in connection with a lawsuit or (iv) as required by court order.


PROHIBITIONS ON DISCLOSURE OF PORTFOLIO HOLDINGS. No person is authorized to disclose Fund portfolio holdings or other investment positions (whether online at www.ubs.com in writing, by fax, by e-mail, orally or by other means) except in accordance with the applicable policies and procedures. In addition, no person is authorized to make disclosure pursuant to these policies and procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act). Furthermore, UBS Global Asset Management, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising the Fund to any person who could otherwise be eligible to receive such information under the applicable policies and procedures, or may determine to make such disclosures publicly as provided by the policies and procedures.

PROHIBITIONS ON RECEIPT OF COMPENSATION OR OTHER CONSIDERATION. The portfolio holdings disclosure policies and procedures prohibit the Fund, its investment adviser and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of Fund portfolio holdings or other investment positions. "Consideration" includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the investment adviser or by any affiliated person of the investment adviser.


                             PORTFOLIO TRANSACTIONS


         UBS Global AM is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's portfolio transactions and the negotiation of commissions, if any, paid on such transactions. Fixed income securities in which the Fund invests are typically traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the bid/ask spread quoted on securities includes an implicit profit to the dealers. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. UBS Global AM is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund. For the period October 8, 2003 (commencement of operations) to December 31, 2003, the Fund did not pay any brokerage commissions. For the fiscal year ended December 31, 2004, the Fund paid $0 in brokerage commissions.


         The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. However, subject to the Board's oversight, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if UBS Global AM determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which UBS Global AM exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, UBS Global AM considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical material or other services to the Fund or to UBS Global AM. Such services include advice, both directly and in writing, as to the value of the securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows UBS Global AM to supplement its own investment research activities and obtain the views and information of others prior to making investment decisions. UBS Global AM is of the opinion that, because this material must be analyzed and reviewed by its staff, the receipt and use of such material does not tend to reduce expenses but may benefit the Fund by supplementing UBS Global AM's research.


         UBS Global AM effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by dealers through whom the Fund effects its securities transactions may be used by UBS Global AM in servicing all of its accounts; not all such services may be used in connection with the Fund. In the opinion of UBS Global AM, it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund). UBS Global AM will attempt to equitably allocate portfolio transactions among the Fund and others whenever concurrent decisions are made to purchase or sell securities by the Fund and another account. In making such allocations between the Fund and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and the others. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of UBS Global AM, however, the results of such procedures will, on the whole, be in the best interest of each of the clients. For the period October 8, 2003 (commencement of operations) to December 31, 2003, UBS Global AM directed no transactions to brokers or dealers chosen because they provided research services. During the fiscal year ended December 31, 2004, UBS Global AM paid $0 in commissions, which related to $0 in transactions that were directed to persons or firms supplying investment information or research and brokerage services.

         When buying or selling securities, the Fund may pay commissions to brokers who are affiliated with UBS Global AM or the Fund. The Fund may purchase securities in certain underwritten offerings for which an affiliate of the Fund or UBS Global AM may act as an underwriter. The Fund may effect futures transactions through, and pay commissions to, futures commission merchants who are affiliated with UBS Global AM or the Fund in accordance with procedures adopted by the Board. For the period October 8, 2003 (commencement of operations) to December 31, 2003, the Fund did not pay any brokerage commissions to UBS Financial Services Inc. or any other affiliate of UBS Global AM. During the fiscal year ended December 31, 2004, UBS Global AM paid $0 in commissions to affiliates.


PORTFOLIO TURNOVER

         The Fund is free to dispose of its portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Fund's investment objective. The Fund will not attempt to achieve or be limited to a
predetermined  rate  of  portfolio  turnover,   such  a
turnover always being incidental to transactions undertaken with a view to achieving the Fund's investment objective. For the period October 9, 2003 (commencement of operations) to December 31, 2003, the portfolio turnover rate for the Fund was 1%. During the fiscal year ended December 31, 2004, the portfolio turnover rate for the Fund was 15%.


         The Fund does not intend to use short-term trading as a primary means of achieving its investment objective. The rate of portfolio turnover shall be calculated by dividing: (a) the lesser of purchases and sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. Such monthly average shall be calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.


                    REDEMPTION INFORMATION AND OTHER SERVICES

         ADDITIONAL REDEMPTION INFORMATION. No notice need be given to shareholders if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with its investment objective, policies and restrictions.

         The Fund may suspend redemption privileges or postpone the date of payment during any period: (1) when the New York Stock Exchange (the "NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholders' cost, depending on the market value of the Fund's portfolio at the time.

         SERVICE ORGANIZATIONS. The Fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form" in accordance with the policies of those service organizations. The Fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the Fund's net asset value next computed after receipt of the order by the service organizations or their agents.


                               VALUATION OF SHARES

         The Fund determines its net asset value per share normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by UBS Global AM as the primary market. Securities traded in the over-the-counter market and listed on The Nasdaq Stock Market ("Nasdaq") normally are valued at the Nasdaq Official Closing Price ("NOCP"); other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described further below). Where market quotations are readily available or where UBS Global AM determines the price received does not adequately reflect the securities' fair value, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of UBS Global AM, the fair value of the security. Where those market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the applicable board determines that this does not represent fair value.


                                      TAXES

DISTRIBUTIONS OF NET INVESTMENT INCOME. The Fund receives its distributive share of the Underlying Funds' income and expenses. This net investment income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends the Fund pays are taxable to you as ordinary income.

DISTRIBUTIONS OF CAPITAL GAIN. An Underlying Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund from net short-term capital gain realized by an Underlying Fund will be taxable to you as ordinary income. Distributions by the Fund from net long-term capital gain realized by an Underlying Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain generally will be distributed by the Fund once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

INVESTMENTS IN FOREIGN SECURITIES. The next three paragraphs describe tax considerations that are applicable to the investment by the Underlying Funds in foreign securities.

         EFFECT OF FOREIGN WITHHOLDING TAXES. An Underlying Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

         EFFECT OF FOREIGN DEBT INVESTMENTS AND HEDGING ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by an Underlying Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. The Fund's share of these gains when distributed to you are taxable as ordinary income, and the Fund's share of any losses reduce the Fund's ordinary income otherwise available for distribution to you. THIS TREATMENT COULD INCREASE OR DECREASE THE FUND'S ORDINARY INCOME DISTRIBUTIONS TO YOU, AND MAY CAUSE SOME OR ALL OF THE FUND'S PREVIOUSLY DISTRIBUTED INCOME TO BE CLASSIFIED AS A RETURN OF CAPITAL. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

         PFIC SECURITIES. An Underlying Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When an Underlying Fund invests in PFIC securities, a mark-to-market election will be made with respect to the Fund's indirect interest in such securities and the Fund will recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though the Underlying Fund has not sold the securities.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS. The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Code for the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gain it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund's earnings and profits.

As stated above under the heading, "Investment Advisory, Administration, Principal Underwriting and Other Service Arrangements," UBS Global AM does not receive a fee from the Fund for providing investment advisory services, but UBS Global AM may benefit from the Fund being an investment option in a wrap program sponsored by UBS Global AM. In the opinion of Ropes & Gray, special tax counsel to the Fund, based on certain assumptions and representations, this fee arrangement will not prevent the dividends paid by the Fund from qualifying for the dividends-paid deduction under section 561 of the Code. Investors should be aware that there is no authority on point, and that an opinion of counsel is not binding on the Internal Revenue Service ("IRS"). The IRS has expressed positions contrary to this opinion and therefore may well disagree with the opinion. If this fee arrangement caused the dividends paid by the Fund to not qualify for the dividends-paid deduction because they were considered preferential dividends within the meaning of section 562(c) of the Code, the Fund would fail to qualify as a regulated investment company with the consequences described in the paragraph above.

EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES. Redemptions of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS will require that you report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

REDEMPTIONS AT A LOSS WITHIN SIX MONTHS OF PURCHASE. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

WASH SALES. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. Because the Underlying Funds' income is derived primarily from interest rather than dividends, none of the Fund's distributions are expected to qualify for the corporate dividends-received deduction.

INVESTMENT IN COMPLEX SECURITIES. The Underlying Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by an Underlying Fund, and in turn by the Fund, is treated as ordinary or capital. These rules could also accelerate the recognition of income to an Underlying Fund, and in turn to the Fund (possibly causing an Underlying Fund to sell securities to raise the cash on behalf of the Fund for necessary distributions). These rules could defer an Underlying Fund's, and in turn the Fund's, ability to recognize a loss, and, in limited cases, indirectly subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

NON-U.S. INVESTORS. Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.


                                OTHER INFORMATION

         VOTING RIGHTS. Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all of the Trustees of the Trust. The shares of the Fund will be voted together. The shares of each series of the Trust (such as the Fund) will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

         The Trust does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

         LEGAL COUNSEL. Stradley, Ronon, Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103-7098, is legal counsel to the Trust and the Independent Trustees. Ropes & Gray LLP, One International Place, Boston. MA 02110-2624, serves as special tax counsel to the Trust.

         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as the independent registered public accounting firm for the Trust.

                              FINANCIAL STATEMENTS


         The Fund's Annual Report to Shareholders for its last fiscal year ended December 31, 2004 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated herein by reference.

                      [This Page Intentionally Left Blank]

                                    APPENDIX

                               RATINGS INFORMATION

CORPORATE DEBT RATINGS

MOODY'S  INVESTORS  SERVICE,  INC.  ("MOODY'S")  DESCRIBES   CLASSIFICATIONS  OF
CORPORATE BONDS AS FOLLOWS:

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high-quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP ("S&P") DESCRIBES CLASSIFICATIONS OF CORPORATE BONDS AS FOLLOWS:

         AAA -- This is the highest rating assigned by Standard & Poor's Ratings Group to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and in the majority of instances they differ from the AAA issues only in small degree.

         A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

         BB -- Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lend to inadequate capacity to meet timely interest and principal payments.

         B -- Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

         CCC -- Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal.

                                    Page A-2

         CC -- The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

         C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

         CI -- The rating CI is reserved for income bonds on which no interest is being paid.

         D -- Debt rated D is in default, or is expected to default upon maturity or payment date.

         Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF SHORT-TERM OBLIGATIONS

There are three categories for short-term obligations that define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 (best quality) through MIG-3. Short-term obligations of speculative quality are designated SG.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of a VRDO is designated as VMIG. When either the long- or short-term aspect or a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation, while a VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG-2/VMIG-2. This designation denotes high quality. Margins or protection are ample although not so large as in the preceding group. MIG-3/VMIG-3. This designation denotes favorable quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established. SG. This designation denotes speculative quality. Debt Instruments in this category lack margins of protection.

DESCRIPTION OF SHORT-TERM DEBT COMMERCIAL PAPER RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.



                                    Page A-3

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         PRIME-1. Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics: Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

         PRIME-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         PRIME-3. Issuers (or supporting institutions) assigned this rating have an acceptable capacity for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         NOT PRIME. Issuers assigned this rating do not fall within any of the Prime rating categories.

Commercial paper rated by S&P have the following characteristics:

         A-1. A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong. A-2. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory. A-3. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. B. A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments


                                    Page A-4
on the obligation. C. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
D. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.





                                    Page A-5

INVESTMENT PRACTICES

Set forth below is a discussion of various hedging and fixed income strategies that may be pursued by the Underlying Fund Advisor on behalf of the Underlying Funds. The discussion herein is general in nature and describes hedging and fixed income strategies of the Underlying Funds. The Underlying Funds will not be obligated to pursue any of these investment strategies and make no representation as to the availability of these techniques at this time or at any time in the future.

The Underlying Funds may buy and sell put and call options traded on U.S. or foreign exchanges or over-the-counter and may attempt to manage the overall risk of the portfolio investments through hedging strategies. The Underlying Funds may engage in certain options strategies involving securities, stock and fixed income indexes, and futures in order to attempt to enhance income or to hedge the Underlying Funds' investments. The Underlying Funds also may use futures contracts, non-deliverable forwards, and use options and futures contracts for hedging purposes or in other circumstances permitted by the Commodity Futures Trading Commission ("CFTC"). The foregoing instruments are sometimes referred to collectively as "Hedging Instruments" and certain special characteristics of and risks associated with using Hedging Instruments are discussed below. Hedging Instruments may also be used in an attempt to manage the Underlying Funds' average duration and other investment risks which can affect fluctuations in the Underlying Funds' net asset values.

In addition to the investment limitations of the Underlying Funds described herein, use of these instruments may be subject to applicable regulations of the Commission, the several options and futures exchanges upon which options and futures contracts are traded, and other regulatory authorities. In addition to the products, strategies and risks described herein, the Underlying Fund Advisor may become aware of additional opportunities in connection with options, futures contracts, and other hedging techniques. The Underlying Fund Advisor may utilize these opportunities to the extent that they are consistent with the Underlying Funds' investment objectives and permitted by the Underlying Funds' investment limitations and applicable regulatory authorities.

Options and futures can be volatile investments and may not perform as expected. If the Underlying Fund Advisor applies a hedge at an inappropriate time or price trends are judged incorrectly, options, futures and similar strategies may lower the Underlying Fund's return. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities and may offer less liquidity and less protection to the Underlying Fund in the event of default by the other party to the contract. The Underlying Fund could also experience losses if the prices of its options or futures positions are poorly correlated with its other investments, or if it cannot close out its positions because of an illiquid secondary market. The loss from investing in futures transactions is potentially unlimited.

COVER FOR OPTIONS AND FUTURES STRATEGIES. The Underlying Funds generally will not use leverage in their options and futures strategies. In the case of a transaction entered into as a hedge, the Underlying Funds will hold securities, or other options or futures positions


                                    Page A-6
whose values are expected to offset ("cover") obligations under the transaction. An Underlying Fund will not enter into an option or a futures strategy that exposes the Underlying Fund to an obligation to another party unless it owns (1) an offsetting ("covered") position in securities, or other options or futures contracts, or (2) cash or other liquid assets with a value sufficient at all times to cover its potential obligations. The Underlying Funds will comply with guidelines established by the Commission with respect to coverage of option and futures strategies by mutual funds and, if such guidelines so require, will segregate cash or other liquid assets in the amount prescribed. Securities or other options or futures positions used for cover and segregated securities cannot be sold or closed out while the option or futures strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Underlying Funds' assets could impede fund management or the Underlying Funds' ability to meet current obligations.

OPTION INCOME AND HEDGING STRATEGIES. The Underlying Funds may purchase and write (sell) options traded on a U.S. exchange or over-the-counter.

The Underlying Funds may purchase call options on securities that the Underlying Fund Advisor intends to include in the Underlying Funds' portfolio in order to fix the cost of a future purchase. A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price at any time during a period ending on an agreed date. A call option enables a purchaser to hedge against an increase in the price of securities it ultimately wishes to buy or to take advantage of a rise in a particular index. Call options also may be purchased as a means of enhancing returns by, for example, participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the Underlying Funds' potential loss to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and an Underlying Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid.

The Underlying Funds may purchase put options on securities in order to attempt to hedge against a decline in the market value of securities held in their portfolios or to enhance return. A put option would enable the Underlying Funds to sell the underlying security at a predetermined exercise price; thus the potential for loss to the Underlying Funds below the exercise price would be limited to the option premium paid. If the market price of the underlying security were higher than the exercise price of the put option, any profit the Underlying Funds realize on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put option may be sold.

The Underlying Funds may write covered call options on securities in which they may invest for hedging purposes or to increase income in the form of premiums received from the purchasers of the options. Because it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, the Underlying Funds will generally write covered call options on securities when the


                                    Page A-7

Underlying Fund Advisor believes that the premium received by the Underlying Funds, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the option, will be greater than the total appreciation in the price of the security. The strategy may also be used to provide limited protection against a decrease in the market price of the security in an amount equal to the premium received for writing the call option less any transactional costs. Thus, in the event that the market price of the underlying security held by the Underlying Funds declines, the amount of such decline will be offset wholly or in part by the amount of the premium received by the Underlying Funds. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Funds would be obligated to sell the security at less than its market value. The Underlying Funds would give up the ability to sell the portfolio securities used to cover the call option while the call option is outstanding. In addition, the Underlying Funds could lose the ability to participate in an increase in the value of such securities above the exercise price of the call option because such an increase likely would be offset by an increase in the cost of closing out the call option (or could be negated if the buyer chose to exercise the call option at an exercise price below the securities' current market value).

In the case of over-the-counter options written by the Underlying Funds, such securities would also be considered illiquid. Similarly, assets used to "cover" over-the-counter options written by the Underlying Funds will be treated as illiquid unless the over-the-counter options are sold to qualified dealers who agree that an Underlying Fund may repurchase any over-the-counter options it writes for a maximum price to be calculated by a formula set forth in the option agreement. The "cover" for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Underlying Funds may write put options. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the purchaser of options requiring the writer to make payment of the exercise price against delivery of the underlying security or take delivery. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Underlying Funds will realize income in the amount of the premium received. This technique could be used to enhance current return during periods when the Underlying Fund Advisor expects that the price of the security will not fluctuate greatly. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price less the premium received, in which case the Underlying Funds would expect to suffer a loss.

The Underlying Funds may purchase put and call options and write put and covered call options on indices in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns a value to the securities included in the index and


                                    Page A-8
fluctuates with changes in such values. An option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than (in the case of a call) or lesser than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The indices on which options are traded include both U.S. and non-U.S. markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which the Underlying Funds invest.

The Underlying Funds may purchase and write covered straddles on securities or indexes. A long straddle is a combination of a call and a put option purchased on the same security. The Underlying Funds would enter into a long straddle when the Underlying Fund Advisor believes that it is likely that the price of the underlying security will be more volatile during the term of the options than the option pricing implies. A short straddle is a combination of a call and a put written on the same security. The Underlying Funds would enter into a short straddle when the Underlying Fund Advisor believes that it is unlikely the price of the underlying security will be as volatile during the term of the options as the option pricing implies.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Underlying Funds will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of an Underlying Fund's investment portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Underlying Funds will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Underlying Funds intend to purchase.

Options on a stock index futures contract give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date. If a put or call option which an Underlying Fund has written is exercised, the Underlying Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, an Underlying Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio


                                    Page A-9
securities. For example, an Underlying Fund will purchase a put option on an interest rate futures contract to hedge the Underlying Fund's investment portfolio against the risk of rising interest rates.

Furthermore, with respect to options on futures contracts, an Underlying Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. An Underlying Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If an Underlying Fund wishes to terminate its obligation to purchase or sell securities under a put or call option it has written, the Underlying Fund may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities or currencies under a call or put option it has purchased, an Underlying Fund may write an option of the same series as the option held; this is known as a closing sale transaction. Closing transactions essentially permit the Underlying Funds to realize profits or limit losses on options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security and the market value of the option.

In considering the use of options to enhance income or to hedge the or Underlying Funds' investments, particular note should be taken of the following:

         (1) The value of an option position will reflect, among other things, the current market price of the underlying security, or index, the time remaining until expiration, the relationship of the exercise price, the term structure of interest rates, estimated price volatility of the underlying security, or index and general market conditions. For this reason, the successful use of options as a hedging strategy depends upon the Advisor's ability to forecast the direction of price fluctuations in the underlying securities or, in the case of index options, fluctuations in the market sector represented by the selected index.

         (2) Options normally have expiration dates of up to 90 days. The exercise price of the options may be below, equal to or above the current market value of the underlying securities, index or currencies. Purchased options that expire unexercised have no value. Unless an option purchased by the Underlying Funds is exercised or unless a closing transaction is effected with respect to that position, the Underlying Funds will realize a loss in the amount of the premium paid and any transaction costs.

         (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Underlying Funds intend to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for


                                   Page A-10
any particular option at any specific time. Closing transactions may be effected with respect to options traded in the over-the-counter markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such a market exists. Although the Underlying Funds will enter into over-the-counter options only with dealers that are expected to be capable of entering into closing transactions with the Underlying Funds, there can be no assurance that the Underlying Funds will be able to liquidate an over-the-counter option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, the Underlying Funds may be unable to liquidate an over-the-counter option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Underlying Funds would have to exercise those options which they have purchased in order to realize any profit. With respect to options written by the Underlying Funds, the inability to enter into a closing transaction may result in material losses to the Underlying Funds. For example, because the Underlying Funds must maintain a covered position with respect to any call option they write on a security, index, or future, the Underlying Funds may not sell the underlying security (or invest any cash, government securities or short-term debt securities used to cover an index option) during the period they are obligated under the option. This requirement may impair the Underlying Funds' ability to sell the security or make an investment at a time when such a sale or investment might be advantageous.

         (4) Index options are typically settled in cash. If an Underlying Fund writes a call option on an index, the Underlying Fund will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. In addition, a holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change.

         (5) Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, an Underlying Fund would not be able to close out options which it had purchased and the Underlying Fund may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

         (6) If an Underlying Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall "out-of-the-money," the Underlying Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although an Underlying Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by


                                   Page A-11
selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

         (7) The Underlying Funds' activities in the options markets may result in higher fund turnover rates and additional brokerage costs; however, the Underlying Funds may also save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

INVESTMENT LIMITATIONS ON OPTIONS TRANSACTIONS. The ability of the Underlying Funds to engage in options transactions is subject to certain limitations. An Underlying Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 20% of such Underlying Fund's total assets. An Underlying Fund will write call options only on a covered basis, which means that such Underlying Fund will own the underlying security subject to a call option at all times during the option period. The Underlying Funds may only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of each Underlying Fund's total assets. With regard to the writing of call and put options, the Underlying Funds will limit the aggregate value of the obligations underlying such call and put options to 40% of each Underlying Fund's total net assets. An Underlying Fund will at all times during which it holds a put option, own the security underlying the option. Each of the Underlying Funds will invest in over-the-counter options only to the extent consistent with the 15% of the Underlying Fund's net assets limit on investments in illiquid securities.

FUTURES CONTRACTS. Each Underlying Fund may enter into contracts for the purchase or sale for future delivery of securities, including index contracts. Each Underlying Fund may enter into futures contracts and engage in options transactions related thereto for hedging purposes and non-hedging purposes, to the extent that not more than 5% of the Underlying Fund's net assets are required as futures contract margin deposits and premiums on options on futures. The purchase of a futures contract by the Underlying Fund represents the acquisition of a contractual right to obtain delivery of the securities called for by the contract at a specified price on a specified future date. When a futures contract is sold, the Underlying Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified future date. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Futures contracts are generally terminated by entering into offsetting transactions.

When an Underlying Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Underlying Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in a segregated account. Thereafter, a "variation margin" may be paid by the Underlying Fund to, or drawn by the Underlying Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

                                   Page A-12

The Underlying Funds may enter into such futures contracts to protect against the adverse affects of fluctuations in security prices, interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, an Underlying Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Underlying Funds. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Underlying Funds would increase at approximately the same rate, thereby keeping the net asset value of an Underlying Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Underlying Funds could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Underlying Funds could then buy debt securities on the cash market.

A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and an Underlying Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

To the extent that market prices move in an unexpected direction, the Underlying Funds may not achieve the anticipated benefits of futures contracts or may realize a loss. For example, if an Underlying Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, such Underlying Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Underlying Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. An Underlying Fund may be required to sell securities at a time when it may be disadvantageous to do so.

In addition, when an Underlying Fund engages in futures transactions, to the extent required by the Commission, it will segregate assets in accordance with Commission positions to cover its obligations with respect to such contracts, which assets will consist of cash or other liquid assets from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin maintained by the Underlying Fund with respect to such futures contracts.


                                   Page A-13

An Underlying Fund will enter into futures transactions on domestic exchanges and to the extent such transactions have been approved by the CFTC.

SWAPS. The Underlying Funds may engage in swaps, including but not limited to interest rate and equity swaps and the purchase or sale of related caps, floors and collars and other derivative instruments. To the extent that an Underlying Fund cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Underlying Fund has valued the swap, it will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of net assets. The Underlying Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios, as a technique for managing portfolio duration (i.e., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Underlying Funds anticipate purchasing at a later date, or to gain exposure to certain markets.

Interest rate swaps involve the exchange by an Underlying Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.

The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Underlying Fund Advisor is incorrect in its forecasts of market values, interest rates or other applicable factors, the investment performance of an Underlying Fund will be less favorable than it would have been if this investment technique were not used. Swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to a swap defaults, an Underlying Fund's risk of loss consists of the net amount of payments that the Underlying Fund is contractually entitled to receive. For federal income tax purposes, any payment received or due under a notional principal contract must be accounted for using the methodology the appropriate Treasury regulations prescribed.

The equity swaps in which an Underlying Fund may invest involve agreements with a counterparty. The return to the Underlying Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Underlying Fund will only enter into an equity swap contract on a net basis, i.e., the two parties' obligations are netted out, with the Underlying Fund paying or receiving, as the case may be, only the net amount of the


                                   Page A-14
payments. Payments under the equity swap contracts may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, an Underlying Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Underlying Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire  notional  amount.  The  Underlying  Fund Advisor  will closely  monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

The Underlying Fund Advisor and the Trust do not believe that an Underlying Fund's obligations under swap contracts are senior securities and, accordingly, an Underlying Fund will not treat them as being subject to its borrowing or senior securities restrictions. However, the net amount of the excess, if any, of the Underlying Fund's obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of cash or other liquid assets having an aggregate market value at least equal to the accrued excess will be segregated in accordance with Commission positions.



                                   Page A-15

                      [This Page Intentionally Left Blank]

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUND AND ITS PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY JURISDICTION WHERE THE FUND OR ITS PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.


--------------------------------------------------------------------------------




                                                                        Series T








--------------------------------------------------------------------------------

                                             Statement of Additional Information
                                                                  April 29, 2005

--------------------------------------------------------------------------------






(C)2005 UBS Global Asset Management (US) Inc. All rights reserved.

                             SMA RELATIONSHIP TRUST

                                     PART C

                                OTHER INFORMATION


ITEM 23. EXHIBITS

                  (a)      Articles of Incorporation.

                           (1) Registrant's Agreement and Declaration of Trust, effective December 3, 2002, is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A as filed with the U.S. Securities and Exchange Commission ("SEC") via EDGAR on April 1, 2003.

                           (2) Registrant's Certificate of Trust, as filed with the State of Delaware on December 3, 2002, is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

                  (b)      By-Laws.

                           (1) Registrant's By-laws, as approved by the Board of Trustees on December 3, 2002, are incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

                  (c)      Instruments Defining Rights of Security Holders.

                           See Article III, "Shares," and Article V,
                           "Shareholders' Voting Powers and Meetings," of the Registrant's Agreement and Declaration of Trust, as incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

                           See also, Article II, "Meetings of Shareholders," and
                           Article VII, "General Matters," of the Registrant's By-laws, as incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

                  (d)      Investment Advisory Contracts.

                           (1) Investment Advisory Agreement between the Registrant and UBS Global Asset Management
                                    (US) Inc., on behalf of Series M, dated
                                    October 8, 2003, is incorporated herein by reference to the

                                    Registrant's Registration Statement on Form
                                    N-1A as filed with the SEC via EDGAR on
                                    October 8, 2003.

                           (2) Investment Advisory Agreement between the Registrant and UBS Global Asset Management
                                    (US) Inc., on behalf of Series T, dated
                                    October 8, 2003, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

                  (e)      Underwriting Contracts.

                           (1) Principal Underwriting Contract between the Registrant and UBS Global Asset Management
                                    (US) Inc., dated October 8, 2003, is
                                    incorporated herein by reference to the
                                    Registrant's Registration Statement on Form
                                    N-1A as filed with the SEC via EDGAR on
                                    October 8, 2003.

                  (f)      Bonus or Profit Sharing Contracts.

                           Not Applicable.

                  (g)      Custodian Agreements.

                           (1) Form of Multiple Services Agreement among the Registrant, UBS Global Asset Management
                                    (US) Inc. and JPMorgan Chase Bank is
                                    incorporated herein by reference to the
                                    Registrant's Registration Statement on Form
                                    N-1A as filed with the SEC via EDGAR on
                                    October 8, 2003.

                  (h)      Other Material Contracts.

                           (1)      Administration Contract between the
                                    Registrant and UBS Global Asset Management
                                    (US) Inc., dated October 8, 2003, is
                                    incorporated herein by reference to the
                                    Registrant's Registration Statement on Form
                                    N-1A as filed with the SEC via EDGAR on
                                    October 8, 2003.

                           (2)      (a)  Form of Transfer Agency and Related
                                         Services Agreement among the
                                         Registrant, UBS Global Asset Management
                                         (US) Inc. and PFPC Inc. is incorporated
                                         herein by reference to the Registrant's
                                         Registration Statement on Form N-1A as
                                         filed with the SEC via EDGAR on October
                                         8, 2003.

                                    (b)  Form of Transfer Agency - Related
                                         Services Delegation Agreement between
                                         UBS Global Asset Management (US) Inc.
                                         and PFPC Inc. is incorporated herein by
                                         reference to the Registrant's
                                         Registration Statement on Form N-1A as
                                         filed with the SEC via EDGAR on October
                                         8, 2003.

                           (3) Expense Agreement between the Registrant and UBS Global Asset Management (US) Inc., dated October 8, 2003, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

                  (i)      Legal Opinion.

                           (1) Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

                  (j)      Other Opinions.

                           (1) Consent of Ernst & Young LLP, Independent Auditors for the Registrant, is electronically filed herewith as Exhibit No. EX-99.j.1.

                           (2) Consent of Ropes & Gray LLP, special tax counsel to the Registrant, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

                           (3)      Powers of Attorney.

                                    (a)  Powers of Attorney dated December 14,
                                         2004, are incorporated herein by
                                         reference to the Registrant's
                                         Registration Statement on Form N-1A as
                                         filed with the SEC via EDGAR on March
                                         1, 2005.

                  (k)      Omitted Financial Statements.

                           Not Applicable.

                  (l)      Initial Capital Agreements.

                           (1) Letter of Understanding Relating to Initial Capital, dated August 29, 2003, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

                  (m)      Rule 12b-1 Plan.

                           Not Applicable.

                  (n)      Rule 18f-3 Plan.

                           Not Applicable.

                  (p)      Codes of Ethics.

                          (1) Joint Code of Ethics of Registrant and UBS Global Asset Management (US) Inc., the investment adviser and principal underwriter of the Registrant, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 29, 2004.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

                  None.


ITEM 25. INDEMNIFICATION

                  Under the terms of the Delaware Statutory Trust Act ("DSTA") and the Registrant's Agreement and Declaration of Trust ("Declaration of Trust"), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

                  Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

         Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant's Declaration of Trust dated December 3, 2002, as follows:

                                  Article VII.

              Limitation of Liability and Indemnification of Agent

                  Section 1. LIMITATION OF LIABILITY.

                           (a) For the purpose of this Article, "Agent" means any Person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; "Proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "Expenses" include, without limitation, attorneys' fees and any expenses of establishing a right to indemnification under this Article.

                           (b) An Agent shall be liable to the Trust and to any Shareholder solely for such Agent's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Agent (such conduct referred to herein as "Disqualifying Conduct"), and for nothing else (including errors of judgment or mistakes of fact or law).

                           (c) Subject to subsection (b) of this Section 1 and to the fullest extent that limitations on the liability of Agents are permitted by the DSTA, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any Investment Adviser or Principal Underwriter of the Trust.

                           (d) No Agent, when acting in its respective capacity as such, shall be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in subsections (b) and (c) of this Section 1, for any act, omission or obligation of the Trust or any Trustee thereof. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustee(s) shall not be personally liable thereon.

                           (e) The officers and Trustees may obtain the advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, the By-Laws, applicable law and their respective duties as officers or Trustees. No such officer or Trustee shall be liable for any act or omission in accordance with such advice and no inference concerning liability shall arise from a failure to follow such advice. The officers and Trustees shall not be required to give any bond hereunder, nor any surety if a bond is required by applicable law.

                           (f) The limitation on liability contained in this Article applies to events occurring at the time a Person serves as an Agent, whether or not such Person is an Agent at the time of any Proceeding in which liability is asserted.

                           (g) No amendment or repeal of this Article shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

                  Section 2. INDEMNIFICATION.

                           (a) INDEMNIFICATION BY TRUST. The Trust shall indemnify, out of Trust Property, to the fullest extent permitted under applicable law, any Person who was or is a party or is threatened to be made a party to any Proceeding by reason of the fact that such Person is or was an Agent of the Trust, against Expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such Person acted in good faith, or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the Person did not act in good faith or that the Person had reasonable cause to believe that the Person's conduct was unlawful.

                           (b) EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of the Agent's Disqualifying Conduct. In respect of any claim, issue or matter as to which that Person shall have been adjudged to be liable in the performance of that Person's duty to the Trust or the Shareholders, indemnification shall be made only to the extent that the court in which that action was brought shall determine, upon application or otherwise, that in view of all the circumstances of the case, that Person was not liable by reason of that Person's Disqualifying Conduct.

                           (c) REQUIRED APPROVAL. Any indemnification under this Article shall be made by the Trust if authorized in the specific case on a determination that indemnification of the Agent is proper in the circumstances by a majority vote of Trustees, even though such number of Trustees shall be less than a quorum, who are not parties to the Proceeding and have no economic or other interest in connection with such specific case; a committee of such Trustees designated by majority vote of such Trustees even though such number of Trustees shall be less than a quorum; or by independent legal counsel in a written opinion.

                           (d) ADVANCEMENT OF EXPENSES. Expenses incurred by an Agent in defending any Proceeding may be advanced by the Trust before the final disposition of the Proceeding on receipt of an undertaking by or on behalf of the Agent to repay the amount of the advance if it shall be determined ultimately that the Agent is not entitled to be indemnified as authorized in this Article.

                           (e) OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which Persons other than Trustees and officers of the Trust or any subsidiary thereof may be entitled by contract or otherwise.

                           (f) FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any Proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in that Person's capacity as such, even though that Person may also be an Agent of the Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a trustee, investment manager, or other fiduciary may be entitled by contract or otherwise, which shall be enforceable to the extent permitted by applicable law other than this Article.

                  Section 3. INSURANCE. To the fullest extent permitted by applicable law, the Board of Trustees shall have the authority to purchase, with Trust Property, insurance for liability and for all Expenses reasonably incurred or paid or expected to be paid by an Agent in connection with any Proceeding in which such Agent becomes involved by virtue of such Agent's actions, or omissions to act, in its capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Agent against such liability.

                  Section 4. DERIVATIVE ACTIONS. Subject to the requirements set forth in Section 3816 of the DSTA, a Shareholder or Shareholders may bring a derivative action on behalf of the Trust only if the Shareholder(s) first make a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused. A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material personal financial interest in an action or otherwise be disqualified from ruling on a Shareholder demand by virtue of the fact that such Trustee receives remuneration from his service on the Board of Trustees or on the boards of one or more investment companies with the same or an affiliated investment adviser or principal underwriter.

         Indemnification with regard to the investment adviser, the principal underwriter and the administrator of the Registrant against certain stated liabilities, and additional indemnification of the Trustees and officers of the Registrant are provided for in the following documents:

         (a) Investment Advisory Agreements between the Registrant, on behalf of Series M and T, and UBS Global Asset Management (US) Inc. ("UBS Global AM"), as provided for in Section 6 of each Agreement, as follows:

                  6. LIABILITY OF ADVISOR. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard by the Advisor of its obligations and duties hereunder, the Advisor shall not be subject to any liability whatsoever to the Series, or to any shareholder of the Series, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services hereunder including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of the Series.

         (b) Principal Underwriting Contract between the Registrant and UBS Global AM, as provided for in Sections 8 and 14, as follows:

         8. INDEMNIFICATION.

                  (a) The Trust agrees to indemnify, defend and hold UBS Global AM, its officers and directors, and any person who controls UBS Global AM within the meaning of Section 15 of the [Securities Act of 1933, as amended ("1933 Act")], free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which UBS Global AM, its officers, directors or any such controlling person may incur under the 1933 Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated in the Registration Statement or necessary to make the statements therein not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance upon and in conformity with information furnished in writing by UBS Global AM to the Trust for use in the Registration Statement; provided, however, that this indemnity agreement shall not inure to the benefit of any person who is also an officer or Board member of the Trust or who controls the Trust within the meaning of Section 15 of the 1933 Act, unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act; and further provided, that in no event shall anything contained herein be so construed as to protect UBS Global AM against any liability to the Trust or to the shareholders of any Fund to which UBS Global AM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations under this Contract. The Trust shall not be liable to UBS Global AM under this indemnity agreement with respect to any claim made against UBS Global AM or any person indemnified unless UBS Global AM or other such person shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon UBS Global AM or such other person (or after UBS Global AM or the person shall have received notice of service on any designated agent). However, failure to notify the Trust of any claim shall not relieve the Trust from any liability which it may have to UBS Global AM or any person against whom such action is brought otherwise than on account of this indemnity agreement. The Trust shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any claims subject to this indemnity agreement. If the Trust elects to assume the defense of any such claim, the defense shall be conducted by counsel chosen by the Trust and satisfactory to indemnified defendants in the suit whose approval shall not be unreasonably withheld. In the event that the Trust elects to assume the defense of any suit and retain counsel, the indemnified defendants shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of a suit, it will reimburse the indemnified defendants for the reasonable fees and expenses of any counsel retained by the indemnified defendants. The Trust agrees to notify UBS Global AM promptly of the commencement of any litigation or proceedings against it or any of its officers or Board members in connection with the issuance or sale of any of its Shares.

                  (b) UBS Global AM agrees to indemnify, defend, and hold the Trust, its officers and Board members and any person who controls the Trust within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending against such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Trust, its Board members or officers, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in information furnished by UBS Global AM to the Trust for use in the Registration Statement, arising out of or based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement necessary to make such information not misleading, or arising out of any agreement between UBS Global AM and any retail dealer, or arising out of any supplemental sales literature or advertising used by UBS Global AM in connection with its duties under this Contract. UBS Global AM shall be entitled to participate, at its own expense, in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if UBS Global AM elects to assume the defense, the defense shall be conducted by counsel chosen by UBS Global AM and satisfactory to the indemnified defendants whose approval shall not be unreasonably withheld. In the event that UBS Global AM elects to assume the defense of any suit and retain counsel, the defendants in the suit shall bear the fees and expenses of any additional counsel retained by them. If UBS Global AM does not elect to assume the defense of any suit, it will reimburse the indemnified defendants in the suit for the reasonable fees and expenses of any counsel retained by them.

                  14. LIMITATION OF LIABILITY OF THE BOARD MEMBERS AND SHAREHOLDERS OF THE TRUST. The Board members and the shareholders of the Trust shall not be liable for any obligations of the Trust or any Fund under this Contract, and UBS Global AM agrees that, in asserting any rights or claims under this Contract, it shall look only to the assets and property of the Trust or the particular Fund in settlement of such right or claims, and not to such Board members or shareholders.

         (c) Administration Contract between the Registrant and UBS Global AM, as provided for in Sections 8 and 9, as follows:

                  8. LIMITATION OF LIABILITY OF UBS GLOBAL AM. UBS Global AM shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders, in connection with the matters to which this Contract relates, except to the extent that such a loss results from negligence, willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Contract. Any person, even though also an officer, director, employee, or agent of UBS Global AM, who may be or become an officer, Trustee, employee or agent of the Trust shall be deemed, when rendering services to any Fund or the Trust or acting with respect to any business of such Fund or the Trust, to be rendering such services to or acting solely for the Fund or the Trust and not as an officer, director, employee, or agent or one under the control or direction of UBS Global AM even though paid by it.

                  9. LIMITATION OF LIABILITY OF THE TRUSTEES AND SHAREHOLDERS OF THE TRUST. No Trustee, shareholder, officer, employee or agent of any Fund shall be liable for any obligations of any Fund or the Trust under this Contract, and UBS Global AM agrees that, in asserting any rights or claims under this Contract, it shall look only to the assets and property of the Trust in settlement of such right or claim, and not to any Trustee, shareholder, officer, employee or agent. Moreover, this Contract shall be deemed to create a separate agreement with the Trust acting on behalf of its respective series listed on Exhibit A hereto, as though the Trust had separately executed an identical agreement for all of its respective series. For each reference in this Agreement to Trust shall be deemed a reference solely to the particular series to which the provision relates. In no circumstances shall the rights, obligations or remedies with respect to a particular series constitute a right, obligation or remedy applicable to any other series.

         (d) Multiple Services Agreement between the Registrant, UBS Global AM and JPMorgan Chase Bank, as provided for in Sections III.1(a)(iii) and (iv) and III.3, as follows:

                             III. GENERAL PROVISIONS

         1. Standard of Care; Liabilities - Section I.

                  (a) (iii) The Customer and Series shall be indemnified by, and without liability to, the Bank for any action taken or omitted by the Bank within the scope of this Agreement as a result of the Bank's negligence or willful misconduct.

                      (iv) The Bank and its nominees shall be indemnified by, and without liability to, the Customer, the Series, or the Shareholders for any action taken or omitted by the Bank whether pursuant to or in reliance upon Instructions for any losses arising out of the Bank's performance hereunder, arising out of its nominees acting as a nominee or holder of record of the Securities, or for any action or omission otherwise within the scope of this Agreement if such act or omission was in good faith, without negligence. In performing its obligations under this Agreement, the Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

         3. Indemnification.

                  (a) In connection with any indemnification required under this
         Section III., the party seeking indemnification ("Indemnified Party") shall give written notice within a reasonable period of time to the other party ("Indemnifying Party") of a written assertion or claim of any threatened or pending legal proceeding which may be subject to this indemnification, The failure to so notify the Indemnifying Party of such written assertion or claim shall not, however, operate in any manner whatsoever to relieve the Indemnifying Party of any liability arising from this Section III. or otherwise, except to the extent failure to give notice prejudices the Indemnifying Party.

                  (b) For any legal proceeding giving rise to indemnification under this Agreement, the Indemnifying Party shall be entitled to defend or prosecute any claim in the name of the Indemnified Party at its own expense and through counsel of its own choosing if it gives written notice to the Indemnified Party within fifteen (15) business days of receiving notice of such claim. Notwithstanding the foregoing, the Indemnified Party may participate in the litigation at its own expense through counsel of its own choosing. If the Indemnifying Party chooses to defend or prosecute such claim, then the parties shall cooperate in the defense or prosecution thereof and shall furnish records and other information as are reasonably necessary.

                  (c) The provisions of this Sub-section 3 shall survive the termination of this Agreement.

         (e) Transfer Agency and Related Services Agreement between the Registrant, UBS Global AM and PFPC Inc. ("PFPC"), as provided for in the Sections 12 and 13, as follows:

                  12. INDEMNIFICATION.

                  (a) The Fund agrees to indemnify and hold harmless PFPC and its affiliates from all taxes, charges, expenses, assessments, penalties, claims and liabilities (including, without limitation, liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from (i) any action or omission to act which PFPC takes (a) at the request or on the direction of or in reliance on the advice of the Fund or (b) upon Oral Instructions or Written Instructions or (ii) the acceptance, processing and/or negotiation of checks or other methods utilized for the purchase of Shares. Neither PFPC, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) arising out of PFPC's or its affiliates' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement. The Fund's liability to PFPC for PFPC's acceptance, processing and/or negotiation of checks or other methods utilized for the purchase of Shares shall be limited to the extent of the Fund's policy(ies) of insurance that provide for coverage of such liability, and the Fund's insurance coverage shall take precedence over any obligations or liability incurred under this Agreement.

                  (b) PFPC agrees to indemnify and hold harmless the Fund from all taxes, charges, expenses, assessments, penalties, claims and liabilities arising from PFPC's obligations pursuant to this Agreement (including, without limitation, liabilities arising under the Securities Laws, and any state and foreign securities and blue sky laws, and amendments thereto) and expenses, including (without limitation) reasonable attorneys' fees and disbursements arising directly or indirectly out of PFPC's or its nominee's own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

                  (c) In order that the indemnification provisions contained in this Paragraph 12 shall apply, upon the assertion of a claim for which either party may be required to indemnify the other, the party seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

                  (d) The members of the Board of the Fund, its officers and Shareholders, or of any Portfolio thereof, shall not be liable for any obligations of the Fund, or any such Portfolio, under this Agreement, and PFPC agrees that in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Fund or the particular Portfolio in settlement of such rights or claims and not to such members of the Board, its officers or Shareholders. PFPC further agrees that it will look only to the assets and property of a particular Portfolio of the Fund, should the Fund have established separate series, in asserting any rights or claims under this Agreement with respect to services rendered with respect to that Portfolio and will not seek to obtain settlement of such rights or claims from the assets of any other Portfolio of the Fund.

                  13. INSURANCE. PFPC shall maintain insurance of the types and in the amounts deemed by it to be appropriate. To the extent that policies of insurance may provide for coverage of claims for liability or indemnity by the parties set forth in this Agreement, the contracts of insurance shall take precedence, and no provision of this Agreement shall be construed to relieve an insurer of any obligation to pay claims to the Fund, PFPC or other insured party which would otherwise be a covered claim in the absence of any provision of this Agreement.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

         UBS Global AM, a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in providing investment management, administration and distribution services. Additional information regarding UBS Global AM and information concerning the officers and directors of UBS Global AM is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission ("SEC") (registration number 801-13219) and is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

(a) UBS Global AM serves as principal underwriter and/or investment advisor, sub-advisor or manager for the following other investment companies:

                  UBS Index Trust
                  UBS Investment Trust
                  UBS Master Series, Inc.
                  UBS Money Series
                  UBS SeriesTrust
                  Global High Income Dollar Fund Inc.
                  Insured Municipal Income Fund Inc.
                  Investment Grade Municipal Income Fund Inc.
                  Liquid Institutional Reserves
                  Managed High Yield Plus Fund Inc.
                  UBS PACE Select Advisors Trust
                  Strategic Global Income Fund, Inc.
                  The UBS Funds
                  UBS Cashfund Inc.
                  UBS Managed Municipal Trust
                  UBS Municipal Money Market Series
                  UBS RMA Money Fund Inc.
                  UBS RMA Tax-Free Fund Inc.
                  Fresco Index Fund Shares

(b) UBS Global AM is the Registrant's principal underwriter. The directors and officers of UBS Global AM, their principal business addresses and their positions and offices with UBS Global AM are identified in its Form ADV filed with the SEC (registration number 801-13219) and such information is incorporated herein by reference. The information set forth below is furnished for those directors and officers of UBS Global AM who also serve as directors or officers of the Registrant.

                                    POSITIONS AND OFFICES WITH     POSITIONS AND OFFICES WITH
NAME AND BUSINESS ADDRESS*                 UNDERWRITER                   THE REGISTRANT
Paul H. Schubert                  Executive Director and Head of            Treasurer
                                       Mutual Fund Services

David M. Goldenberg                Executive Director and Deputy       Vice President and
                                          General Counsel                    Secretary

Amy R. Doberman                    Managing Director and General        Vice President and
                                         Counsel Assistant                   Secretary

Joseph Varnas                     Managing Director, Global Head            President
                                   of Information Technology and
                                            Operations,
                                    Head of Product Management
                                             Americas

W. Douglas Beck                         Executive Director                Vice President

Rita Rubin                        Director and Associate General       Assistant Secretary
                                              Counsel

Joseph T. Malone                  Director and Senior Manager of       Assistant Treasurer
                                     the Mutual Fund Finance
                                            Department

                  (c)      Not Applicable.

* This business address for all of the following persons, unless otherwise indicated, is 51 West 52nd Street, New York, New York 10019-6114.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

                  The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder, are maintained in the physical possession of the Registrant's investment adviser, principal underwriter and administrator, UBS Global Asset Management (US) Inc., at 51 West 52nd Street, New York, New York 10019-6114, the Registrant's custodian, JPMorgan Chase Bank, at 270 Park Avenue, New York, New York, 10017, and the Registrant's transfer agent, PFPC Inc., at 760 Moore Road, King of Prussia, PA 19406.

ITEM 29. MANAGEMENT SERVICES

                  There are no management related service contracts not discussed in Part A or Part B.


ITEM 30. UNDERTAKINGS

                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, (the "1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 29th day of April, 2005.

                                        SMA RELATIONSHIP TRUST


                                        By: /s/ Joseph Varnas
                                            --------------------------
                                            Joseph Varnas*
                                            President

                  Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         Signature                                    Title                                   Date
         ---------                                    -----                                   ----
/s/ Joseph Varnas                                  President                              April 29, 2005
------------------------------------
Joseph Varnas*


/s/ Frank K. Reilly                                Chairman and                           April 29, 2005
------------------------------------               Trustee
Frank K. Reilly*


/s/ Joseph T. Malone                               Principal Accounting                   April 29, 2005
------------------------------------               Officer and Treasurer
Joseph T. Malone*


/s/ Walter E. Auch                                 Trustee                                April 29, 2005
------------------------------------
Walter E. Auch*


/s/ Edward M. Roob                                 Trustee                                April 29, 2005
------------------------------------
Edward M. Roob*


/s/ Adela Cepeda                                   Trustee                                April 29, 2005
------------------------------------
Adela Cepeda*


/s/ J. Mikesell Thomas                             Trustee                                April 29, 2005
------------------------------------
J. Mikesell Thomas*


     * By:  /s/ James Capezzuto
            -----------------------------------------
            James Capezutto, Attorney-in-Fact
            (Pursuant to Powers of Attorney, as filed herewith)

                                 EXHIBITS INDEX


       EXHIBITS                                                 EXHIBIT NO.

Consent of Auditors                                              EX-99.j.1